       As filed with the Securities and Exchange Commission on January 15, 1997
                                                       Registration No. 2-88566
                                       Investment Company Act File No. 811-4255
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|
                            Pre-Effective Amendment No. ____              | |
                        Post-Effective Amendment No. 21                   |X|
                                      ----

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                     |X|
                              Amendment No. 21                            |X|
                        (Check appropriate box or boxes)

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST1
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                                Lawrence Zicklin
                  c/o Neuberger&Berman Management Incorporated
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

[ ]  Immediately upon filing pursuant to   [ ]   on _____________ pursuant to
     paragraph (b)                               paragraph (b)

[ ]  60 days after filing pursuant to      [ ]   on ______________ pursuant to
     paragraph (a)(1), or                        paragraph (a)(1)

[X] 75 days after filing pursuant to       [ ]   on ___________ pursuant to
     paragraph (a)(2) or                         paragraph (a)(2)of Rule 485


* Registrant has elected to register an indefinite number of shares of all series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended December 31, 1995, on February 27, 1997 and will file the notice required by Rule 24f-2 with respect to its fiscal year ended December 31, 1997 on or before February 28, 1997.

1 Registrant is a "master/feeder fund." This Post-Effective Amendment No. 21 includes a signature page for the master fund, Advisers Managers Trust.

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)


Form N-1A Part A Item                              Prospectus Caption

1.       Cover page..................              Cover Page

2.       Synopsis....................              Expense Information

3.       Condensed Financial
         Information.................              Financial Highlights;
                                                   Performance Information

4.       General Description of
         Registrant..................              Investment Programs;
                                                   Special Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                     Matters

5.       Management of the Fund......              Management and
                                                   Administration
5A.      Management's Discussion of
         Fund Performance............              To be provided in
                                                   Registrant's Annual
                                                   Reports to Shareholders

6.       Capital Stock and Other
         Securities..................              Cover Page; Special
                                                   Information Regarding
                                                   Organization,
                                                   Capitalization and Other
                                                   Matters; Dividends, Other
                                                   Distributions & Tax
                                                   Status

7.       Purchase of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value; Distribution
                                                   and Redemption of Trust
                                                      Shares

8.       Redemption or Repurchase....              Distribution and
                                                   Redemption of Trust
                                                   Shares; Special
                                                   Information Regarding
                                                   Organization,
                                                   Capitalization, and Other
                                                   Matters

9.       Pending Legal Proceedings...              Inapplicable

                                                   Statement of Additional
Form N-1A Part B Item                              Information Caption

10.      Cover Page..................              Cover Page

11.      Table of Contents..........               Table of Contents

12.      General Information and
         History.....................              Special Information
                                                   Regarding Organization,
                                                   Capitalization and Other
                                                   Matters (Part A);
                                                   Investment Information

13.      Investment Objectives and
         Policies....................              Investment Information

14.      Management of the Fund......              Trustees and Officers;
                                                   Investment Management,
                                                   Advisory and
                                                   Administration Services

15.      Control Persons and Principal
         Holders of Securities.......              Control Persons and
                                                   Principal Holders of
                                                   Securities

16.      Investment Advisory and other
         Services....................              Investment Management,
                                                   Advisory and
                                                   Administration Services;
                                                   Distribution
                                                   Arrangements; Reports to
                                                   Shareholders; Custodian;
                                                   Independent Auditors

17.      Brokerage Allocation........              Portfolio Transactions

18.      Capital Stock and other
         Securities..................              Special Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                   Matters (Part A)

19.      Purchase, Redemption and
         Pricing of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value (in Part A);
                                                   Distribution Arrange-
                                                   ments; Additional
                                                   Redemption Information

20.      Tax Status..................              Additional Tax
                                                   Information

21.      Underwriters................              Distribution Arrangements

22.      Calculation of Performance
         Data........................              Performance Information

23.      Financial Statements........              Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment.

                               NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                               Joint Prospectus
                                  May 1, 1997

    Neuberger&Berman

ADVISERS MANAGEMENT TRUST

----------------------------------------




         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of eight separate Portfolios: Balanced Portfolio, Government Income Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio, Partners Portfolio and Genesis Portfolio. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).


         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their variable separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of the Balanced Portfolio are also offered directly to qualified pension and retirement plans ("Qualified Plans").

----------------------------------------

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. All Series of Managers Trust are managed by Neuberger&Berman Management Incorporated ("N&B Management"). Each Series invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Portfolio. The investment performance of each Portfolio will directly correspond with the investment performance of its corresponding Series. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page
__.


         An investment in the Liquid Asset Portfolio, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government. Although the Liquid Asset Portfolio seeks to maintain a net asset value of $1.00 per share, there is no assurance that it will be able to do so.

         Please read this Prospectus before investing in any of the Portfolios and keep it for future reference. The Prospectus contains information about the Portfolios that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.


         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.


         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT

INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND
ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.


                  Date of Prospectus:  May 1, 1997

                             TABLE OF CONTENTS PAGE



SUMMARY  .................................................................  1
         The Portfolios and Series........................................  1
         Risk Factors.....................................................  2
         Management.......................................................  3
         The Neuberger&Berman Investment Approach ........................  3

EXPENSE INFORMATION.......................................................  5

FINANCIAL HIGHLIGHTS......................................................  7
         Selected Per Share Data and Ratios...............................  7

INVESTMENT PROGRAMS....................................................... 20
         AMT Liquid Asset Investments .................................... 20
         AMT Limited Maturity Bond Investments ........................... 20
         AMT Government Income Investments ............................... 21
         AMT Growth Investments .......................................... 22
         AMT Partners Investments ........................................ 22
         AMT Balanced Investments ........................................ 22
         AMT International Investments ................................... 23
         AMT Genesis Investments.......................................... 24
         Short-Term Trading; Portfolio Turnover........................... 25
         Ratings of Securities............................................ 25
         Borrowings ...................................................... 27
         Other Investments ............................................... 28
         Duration ........................................................ 28

PERFORMANCE INFORMATION................................................... 29

SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS......................................... 31
         The Portfolios .................................................. 31
         The Series ...................................................... 32

SHARE PRICES AND NET ASSET VALUE.......................................... 33

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS............................. 34
         Dividends and Other Distributions ............................... 34
         Tax Status ...................................................... 34

SPECIAL CONSIDERATIONS.................................................... 35

MANAGEMENT AND ADMINISTRATION............................................. 36
         Trustees and Officers ........................................... 36
         Investment Manager, Administrator, Sub-Adviser and Distributor... 36
         Expenses ........................................................ 39
         Expense Limitation............................................... 40
         Transfer and Dividend Paying Agent .............................. 41

DISTRIBUTION AND REDEMPTION OF TRUST SHARES............................... 41
         Distribution and Redemption of Trust Shares ..................... 41
         Distribution Plan ............................................... 41

SERVICES ................................................................. 42

DESCRIPTION OF INVESTMENTS................................................ 42

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION....................................... 51

APPENDIX A TO PROSPECTUS.................................................. 52

SUMMARY


The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about each Series, its investments and their risks, see "Investment Programs" on page __, "Ratings of Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.

         Here is a summary of important features of the Portfolios and their corresponding Series. You may want to invest in a variety of Portfolios to fit your particular investment needs. Of course, there can be no assurance that a Portfolio will meet its investment objective.


Neuberger&Berman                Investment                            Principal Series
Advisers Management Trust       Objective                             Investments

BALANCED PORTFOLIO              Long-term capital growth and          Common stocks and
                                reasonable current income             short-to-intermediate term debt
                                without undue risk to principal       securities, primarily investment
                                                                      grade

GOVERNMENT INCOME               High level of current income          At least 65% in U.S.
   PORTFOLIO                    and total return, consistent          Government and Agency
                                with safety of principal              securities, with an emphasis on
                                                                      U.S. Government
                                                                      mortgage-backed securities; at
                                                                      least 25% in mortgage-backed
                                                                      and asset-backed securities

GROWTH PORTFOLIO                Capital appreciation, without         Common stocks
                                regard to income

INTERNATIONAL                   Long-term capital appreciation        Equity securities of issuers
   PORTFOLIO                    by investing primarily in a           organized and doing business
                                diversified portfolio of equity       primarily outside the U.S.
                                securities of foreign issuers

LIQUID ASSET PORTFOLIO          Highest current income                High-quality money market
                                consistent with safety and            instruments of government and
                                liquidity                             non-government issuers



                                      - 1 -

LIMITED MATURITY BOND           Highest current income                Short-to-intermediate term debt
   PORTFOLIO                    consistent with low risk to           securities, primarily investment
                                principal and liquidity; and          grade
                                secondarily, total return

PARTNERS PORTFOLIO              Capital growth                        Common stocks and other
                                                                      equity securities of established
                                                                      companies


GENESIS PORTFOLIO               Broadly diversified, small-cap        Common stocks of companies
                                value fund                            with small market capitalization
                                                                      (up to $1.5 billion)




Risk Factors

    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by certain Series, in foreign securities, options and futures contracts, zero coupon bonds and swap agreements, and debt securities rated below investment grade. For those Series investing in fixed income securities, the value of such securities is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security.


   AMT Government Income Investments invests at least 25% of its total assets in mortgage-backed and asset-backed securities, may engage in lending portfolio securities and other investment techniques, and may borrow for leverage. The investment program of AMT Government Income Investments is intended to protect principal by focusing on the credit quality of the issuers. Principal may, however, be at risk due to market rate fluctuations. See "Borrowings" in this Prospectus.


   AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities rated below investment grade or comparable unrated securities. AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities rated below investment grade or comparable unrated securities. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade or comparable unrated securities. Securities rated below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Securities" in this Prospectus and "Fixed Income Securities" in the SAI.

   AMT International Investments seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of issuers organized and doing business principally outside the U.S. The strategy of N&B Management is to select attractive investment opportunities outside the U.S., allocating the assets among economically mature countries and emerging industrialized countries. The Series will invest primarily in equity securities of medium to large capitalization companies traded on foreign exchanges. From time to time, the Series may invest a significant portion of its assets in Japan. Because the Portfolio, through the Series, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries. The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well regulated than those in the U.S. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the U.S. Most of the securities held by the Series are likely to be denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Series may use techniques such as options, futures, forward foreign currency exchange contracts and short selling, for hedging and in an attempt to realize income. The Series may also use leverage to facilitate transactions entered into by the Series for hedging purposes. The use of these strategies may entail special risks. See "Borrowings" and "Description of Investments" in this Prospectus.


   AMT Genesis Investments seeks capital appreciation by investing primarily in common stocks of companies with small market capitalizations. Small capitalization company stocks have higher risk and volatility than stocks of companies with larger market capitalizations, because most are not as broadly traded as stocks of companies with larger capitalizations and their prices thus may fluctuate more widely and abruptly. Small capitalization company stocks have usually declined more than larger capitalization stocks in declining markets.


Management


   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for all Series. N&B Management also provides administrative services to the Series and the
Portfolios and acts as distributor of the shares of all Portfolios. See "Management and Administration" in this Prospectus.


The Neuberger&Berman Investment Approach

   While each Series has its own investment objective, policies and limitations, AMT Growth, Partners, Genesis and Balanced Investments (equity portion) are each managed using one of two basic investment approaches--value or growth.

   A value-oriented portfolio manager buys stocks that are selling for less than
their  perceived   market  value.   These  include  stocks  that  are  currently
under-researched or are temporarily out of favor on Wall Street.

   Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio--that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

   While a value approach concentrates on undervalued securities in relation to their fundamental economic value, a growth approach seeks out stocks of companies that are projected to grow at above-average rates and may appear poised for a period of accelerated earnings.

   The growth portfolio manager is willing to pay a higher share price in the hope that the stock's earnings momentum will carry the stock's price higher. As a stock's price increases based on strong earnings, the stock's original price appears low in relation to the growth rate of its earnings. Sometimes this happens when a particular company or industry is temporarily out of favor with the market or under-researched. This strategy is called "growth at a reasonable price."

   Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.


   In general, AMT Growth and Balanced Investments (equity portion) place a greater emphasis on finding securities whose measures of fundamental value are low in relation to the growth rate of their future earnings and cash flow, as projected by the portfolio manager, and these Series are therefore willing to invest in securities with prices that are somewhat higher multiples of earnings than securities purchased by the other Series. AMT Partners and Genesis Investments place greater emphasis on a value-oriented investment approach.


   AMT International Investments uses an investment process that includes a combination of country selection and individual security selection primarily based on a value-driven investment approach.

   While these approaches have resulted in solid returns over the long term, there can be no assurance that these results will be achieved in the future. For more information, see "Performance Information" in this Prospectus.

EXPENSE INFORMATION

   This section gives you certain information about the expenses of the Balanced Portfolio and its corresponding Series only. See "Performance Information" in this Prospectus for important facts about the investment performance of the Balanced Portfolio, after taking expenses into account. Information about expenses for the other Portfolios is contained in the Trust's financial statements and has been provided to the Life Companies for use in prospectuses that describe the Variable Contracts.


==================================================

 Shareholder Transaction Expenses
==================================================

         As shown by this table, you pay no transaction charges when you buy or sell Portfolio shares.

                                                            Balanced Portfolio

    Sales Charge Imposed on Purchases                              NONE
    Sales Charge Imposed On Reinvested Dividends                   NONE
    Deferred Sales Charges                                         NONE
    Redemption Fees                                                NONE
    Exchange Fees                                                  NONE

=======================================================

 Annual Portfolio Operating Expenses
   (as percentage of average daily net assets)
=======================================================


         The following tables shows annual Total Operating Expenses for the Balanced Portfolio, which are paid out of the assets of the Balanced Portfolio and which include the Portfolio's pro rata portion of the Operating Expenses of the Balanced Series. These expenses are borne indirectly by Balanced Portfolio shareholders. The Balanced Portfolio pays N&B Management an administration fee based on the Portfolio's average daily net assets. The Balanced Series pays N&B Management a management fee based on the Balanced Series' average daily net assets; a pro rata portion of this fee is borne indirectly by the Balanced Portfolio. Therefore, the table combines management and administration fees. The Portfolio and Series also incur other expenses for things such as accounting and legal fees, maintaining shareholder records and furnishing shareholder statements and Portfolio reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Portfolio's expenses are factored into its share prices and dividends and are not charged directly to Portfolio shareholders. For more information, see "Management and Administration" in this Prospectus and the SAI.

                      Management and       12b-1  Other         Total Operating
                     Administration Fees   Fees   Expenses          Expenses
================================================================================
Balanced Portfolio       0.__%             None   0.__%               ____%
================================================================================

         Total Operating Expenses for the Balanced Portfolio are annualized projections based upon current administration fees for the Portfolio and management fees for the Balanced Series, with "Other Expenses" based on the Portfolio's expenses for the past fiscal year. "Management and Administration Fees" have been restated to reflect current expenses. The trustees of the Trust believe that the aggregate per share expenses of the Balanced Portfolio and the Balanced Series will be approximately equal to the expenses the Portfolio would incur if its assets were invested directly in the type of securities being held by the Balanced Series. The trustees of the Trust also believe that investment in the Balanced Series by investors in addition to the Balanced Portfolio may enable the Balanced Series to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Balanced Series, may differ from those of the Balanced Portfolio.

         To illustrate the effect of Operating Expenses, let's assume that the Balanced Portfolio's annual return is 5% and that it had annual Total Operating Expenses described in the table above. For every $1,000 you invested in the Balanced Portfolio, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:

                               1 Year      3 Years     5 Years     10 Years
===============================================================================

Balanced Portfolio             $__         $__         $__         $___
===============================================================================

         The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. The information in the table should not be considered a representation of past or future expenses or rates of return; actual expenses or returns may be greater or less than those shown.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios


         The financial information in the following tables is for each Portfolio (except the International and Genesis Portfolios) as of December 31, 1996 and, where applicable, includes data related to each Portfolio's predecessor fund before it was converted into a series of the Trust on May 1, 1995. See "Special Information Regarding Organization, Capitalization and Other Matters" in this Prospectus. This information for each Portfolio and predecessor fund has been audited by its respective independent auditors. You may obtain further information about each Series (except AMT International and Genesis Investments) and the performance of each Portfolio (except the International and Genesis Portfolios) at no cost in the Trust's annual report to shareholders. Also, see "Performance Information" in this Prospectus. As of December 31, 1996, AMT International and Genesis Investments and the International and Genesis Portfolios had not yet commenced investment operations.

         [Per Share Data for the year ended December 31, 1996 to be included in a Post-Effective Amendment filed upon or prior to the effectiveness of this Post-Effective Amendment]

FINANCIAL HIGHLIGHTS

Neuberger&Berman Advisers Management Trust

Balanced Portfolio
-------------------------------------------------------------------------------


         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)



                                                           Year Ended December 31,
                                             1996(2)       1995(2)        1994         1993
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                         14.51        $15.62       $14.90
--------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                                      .32           .30          .34
  Net Gains or Losses on Securities
    (both realized and unrealized)                          3.06          (.80)         .61
                                            ------------------------------------------------------

    Total From Investment Operations                        3.38          (.50)         .95
--------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment income)                    (.28)         (.23)        (.20)
  Distributions (from capital gains)                        (.09)         (.38)        (.03)
                                            ------------------------------------------------------

    Total Distributions                                     (.37)         (.61)        (.23)
--------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                              $17.52        $14.51       $15.62

--------------------------------------------------------------------------------------------------

Total Return*                                             +23.76          3.36%       +6.45%
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                  $144.4        $179.3       $161.1
                                            ------------------------------------------------------

  Ratio of Expenses to
  Average Net Assets(7)                                      .99%          .91%         .90%
                                            ------------------------------------------------------
  Ratio of Net Investment
  Income to Average Net Assets(7)                           1.99%         1.91%        1.96%
                                            ------------------------------------------------------

  Portfolio Turnover Rate(8)                                 21%           55%          114%
                                            ------------------------------------------------------


Balanced Portfolio
---------------------------------------------------------------------------------------------------

                                                                          Period from
                                                                        February 28, 1989(3)
                                                                               to
                                        Year Ended December 31,         December 31, 1989
                                        1992        1991        1990
-------------------------------------------------------------------------------------------------


Net Asset Value, Beginning of Year      $14.16      $11.72      $11.64     $10.00
-------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                    .40         .47         .49        .30
  Net Gains or Losses on Securities
    (both realized and unrealized)         .72        2.16        (.27)(4)   1.34
                                       ----------------------------------------------------------

    Total From Investment Operations      1.12        2.63         .22       1.64
-------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment
income)                                   (.19)       (.19)       (.07)
  Distributions (from capital gains)      (.19)                   (.07)
                                       ----------------------------------------------------------

    Total Distributions                   (.38)       (.19)       (.14)
-------------------------------------------------------------------------------------------------

Net Asset Value, End of Year            $14.90      $14.16      $11.72     $11.64

-------------------------------------------------------------------------------------------------

Total Return*                            +8.06%     +22.68       +1.95     +16.40%(5)
-------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions) $87.1       $28.3        $6.9       $0.6
                                       ----------------------------------------------------------

  Ratio of Expenses to
  Average Net Assets(7)                    .95%       1.10%       1.35%      1.70%(6)
                                       ----------------------------------------------------------
  Ratio of Net Investment
  Income to Average Net Assets(7)         2.33%       3.00%       4.00%      3.28%(6)
                                       ----------------------------------------------------------

  Portfolio Turnover Rate(8)               82%         69%         77%        58%
                                       ----------------------------------------------------------

         NOTES:
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3) February 28, 1989 is the date shares of the Balanced Portfolio were first sold to the separate accounts pursuant to the public offering of Trust shares.
4) The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.
5)       Not annualized.
6)       Annualized.
7) Since the commencement of operations, N&B Management voluntarily assumed certain operating expenses of the Portfolio as described in Note B of Notes to Financial Statements and in this Prospectus under "Expense Limitation." Had N&B Management not undertaken such action, the annualized ratios of expenses and net investment income to average daily net assets would have been 2.78% and 2.20%, respectively, for the period from February 28, 1989 to December 31, 1989. There was no reduction of expenses for the years ended December 31, 1990 through and including 1995.
8) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after

                                      - 9 -

         that date the Portfolio had no portfolio turnover rate. The portfolio turnover rate for AMT Balanced Investments from May 1, 1995 to December
         31, 1995 was 55%,  and from  January 1, 1996 to  December  31, 1996 was
         _____%.

* Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year, and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown. Qualified Plans that are direct shareholders of the Portfolio are not affected by insurance charges.

                                     - 10 -

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Government Income Portfolio
--------------------------------------------------------------------------------


         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)



                                        Year Ended               Period from
                                        December 31,        March 22, 1994(3) to
                                        1996(2)  1995(2)     December 31, 1994
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Year               $10.15           $10.00
--------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                             .70              .37
  Net Gains or Losses on Securities
both realized and unrealized)                       .46            (.22)
                                        ----------------------------------------

   Total From Investment Operations                1.16              .15
                                        ----------------------------------------

Less Distributions
 Dividends (from net investment
 income)                                          (.38)                -
                                        ----------------------------------------
Net Asset Value, End of Year                     $10.93           $10.15
--------------------------------------------------------------------------------

Total Return*                                    +11.76%        +1.50%(4)
--------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year
 (in millions)                                     $2.2            $1.0
                                         ---------------------------------------

  Ratio of Expenses to Average Net
  Assets(6)                                       1.05%           1.09%(5)
                                         ---------------------------------------

  Ratio of Net Investment Income to
  Average Net Assets(6)                            5.71%          4.78%(5)
                                         ---------------------------------------

  Portfolio Turnover Rate(7)                          2%             3%
                                         ---------------------------------------


   NOTES:
1)       The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)       The per share  amounts and ratios  which are shown  reflect  income and expenses,  including the Portfolio's proportionate share of the Series'
         income and expenses.
3)       The date investment operations commenced.
4)       Not annualized.
5)       Annualized.
6)       Since  the  commencement  of  operations,  N&B  Management  voluntarily assumed  certain  operating  expenses of the  Portfolio as described in
         Note B of Notes to Financial  Statements and in this  Prospectus  under
         "Expense  Limitation."  Had  such  action  not  been  undertaken,   the
         annualized  ratios of  expenses  and net  investment  income to average daily net assets would have been 4.21% and 2.55%, respectively, for the year ended  December 31, 1995, and 2.57% and 3.30%,  respectively,  for the period ended December 31, 1994.

                                     - 11 -


7)       The Portfolio  transferred  all of its investment  securities  into its
         Series on April 28, 1995.  After that date the Portfolio  invested only in its Series and that Series,  rather than the  Portfolio,  engaged in securities transactions.  Therefore,  after that date the Portfolio had no  portfolio  turnover  rate.  The  portfolio  turnover  rate  or  AMT
         Government  Income  Investments  for the  period  from  May 1,  1995 to
         December  31, 1995 was 64%,  and from  January 1, 1996 to December  31,
         1996 was _____%.
*        Total return based on per share net asset value reflects the effects of changes in net asset value on the  performance of the Portfolio  during each year and assumes dividends and capital gain distributions, if any,
         were  reinvested.   Results  represent  past  performance  and  do  not
         guarantee  future  results.   Investment   returns  and  principal  may
         fluctuate  and  shares  when  redeemed  may be worth  more or less than original  cost.  Total  return  figures  would  have been  lower if N&B
         Management  had not  reimbursed  certain  expenses.  The  total  return information  shown does not reflect expenses that apply to the separate account or the related insurance  policies,  and the inclusion of these charges would reduce the total return figures for all years shown.

                                     - 12 -


FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Growth Portfolio

                                                        Year Ended December 31,
                                       1996(2)     1995(2)        1994       1993      1992
-----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                 $20.31         $24.28     $23.27    $21.47
-----------------------------------------------------------------------------------------------------

Income From Investment Operations
   Net Investment Income                              .01            .07        .13       .21
   Net Gains or Losses on Securities
      (both realized and unrealized)                 6.26          (1.11)      1.42      1.82
                                       --------------------------------------------------------------

   Total From Investment Operations                  6.27          (1.04)      1.55      2.03
-----------------------------------------------------------------------------------------------------

Less Distributions
   Dividends (from net
      investment income)                             (.05)          (.12)      (.17)     (.23)
   Distributions (from capital
      gains)                                         (.67)         (2.81)      (.37)           -
                                       --------------------------------------------------------------

      Total Distributions                            (.72)         (2.93)      (.54)     (.23)
-----------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                       $25.86         $20.31     $24.28    $23.27
-----------------------------------------------------------------------------------------------------

Total Return*                                      +31.73%         -4.99%     +6.79%    +9.54%
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
   Net Assets, End of Year
   (in millions)                                  $537.8         $369.3     $366.5    $304.8
                                       --------------------------------------------------------------

   Ratio of Expenses to
      Average Net Assets                              .90%           .84%       .81%      .82%
                                       --------------------------------------------------------------

   Ratio of Net Investment
      Income to Average
      Net Assets                                      .04%           .26%       .52%      .92%
                                       --------------------------------------------------------------

   Portfolio Turnover Rate(3)                           9%            46%        92%       63%
                                       --------------------------------------------------------------



Growth Portfolio
---------------------------------------------------------------------------------------------------



                                                        Year Ended December 31,
                                           1991         1990        1989       1988       1987
---------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year         $16.82       $20.28      $16.20     $12.86     $15.21
---------------------------------------------------------------------------------------------------

Income From Investment Operations
   Net Investment Income                      .31          .43         .43        .32        .34
   Net Gains or Losses on Securities
      (both realized and unrealized)         4.64        (2.04)       4.24       3.02       (.96)
                                    ---------------------------------------------------------------

   Total From Investment Operations          4.95        (1.61)       4.67       3.34       (.62)
---------------------------------------------------------------------------------------------------

Less Distributions
   Dividends (from net
      investment income)                    (.30)         (.29)       (.27)                 (.48)
   Distributions (from capital gains)                    (1.56)       (.32)                (1.25)
                                    ---------------------------------------------------------------

      Total Distributions                   (.30)        (1.85)       (.59)                (1.73)
---------------------------------------------------------------------------------------------------

Net Asset Value, End of Year              $21.47        $16.82      $20.28     $16.20     $12.86
---------------------------------------------------------------------------------------------------

Total Return*                             +29.73%        -8.19%     +29.47%    +25.97%     -4.89%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
   Net Assets, End of Year
(in millions)                             $228.9       $118.8       $92.8      $48.7      $33.8
                                    ---------------------------------------------------------------

   Ratio of Expenses to
      Average Net Assets                      .86%         .91%        .97%       .92%       .89%
                                    ---------------------------------------------------------------

   Ratio of Net Investment
     Income to Average Net Assets            1.43%        2.12%       2.10%      2.12%      2.05%
                                    ---------------------------------------------------------------

   Portfolio Turnover Rate(3)                  57%          76%        105%       95%         87%
                                    ---------------------------------------------------------------
NOTES:

1)       The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)       The per share  amounts and ratios  which are shown  reflect  income and expenses,  including the Portfolio's proportionate share of the Series'
         income and expenses.
3)       The Portfolio  transferred  all of its investment  securities  into its
         Series on April 28, 1995.  After that date the Portfolio  invested only in its Series and that Series,  rather than the  Portfolio,  engaged in securities transactions.  Therefore,  after that date the Portfolio had no portfolio  turnover rate. The portfolio turnover rate for AMT Growth
         Investments  for the period from May 1, 1995 to  December  31, 1995 was
         35%, and from January 1, 1996 to December 31, 1996 was _____%.
*        Total return based on per share net asset value reflects the effects of changes in net asset value on the  performance of the Portfolio  during each year and assumes dividends and capital gain distributions, if any,
         were  reinvested.   Results  represent  past  performance  and  do  not
         guarantee  future  results.   Investment   returns  and  principal  may
         fluctuate  and  shares  when  redeemed  may be worth  more or less than original  cost.  The total  return  information  shown does not reflect expenses  that apply to the separate  account or the related  insurance policies,  and inclusion of these charges would reduce the total return figures for all periods shown.

                                     - 14 -

FINANCIAL HIGHLIGHTS

Neuberger&Berman Advisers Management Trust

Limited Maturity Bond Portfolio
-------------------------------------------------------------------------------
         The following  table  includes  selected  data for a share  outstanding throughout  each  year  and  other  performance  information  derived  from  the
Financial  Statements.  It should be read in conjunction with its  corresponding
Series' Financial Statements and notes thereto.(1)

                                                                      Year Ended December 31,
                                          1996(2)        1995(2)        1994            1993              1992
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                       $14.02         $14.66          $14.33            $14.32
---------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                                     .82            .78             .84              1.03
  Net Gains or Losses on Securities
    (both realized and unrealized)                          .65           (.80)            .08              (.33)
                                    ---------------------------------------------------------------------------------------------

    Total From Investment Operations                       1.47           (.02)            .92               .70
---------------------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment
     income)                                               (.78)          (.55)           (.52)             (.66)
  Distributions (from capital gains)                                      (.07)           (.07)             (.03)
                                    ---------------------------------------------------------------------------------------------

     Total Distributions                                   (.78)          (.62)           (.59)             (.69)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                             $14.71         $14.02          $14.66            $14.33
---------------------------------------------------------------------------------------------------------------------------------

Total Return*                                            +10.94%           .15%          +6.63%            +5.18%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                 $238.9         $344.8          $343.5            $187.0
                                    ---------------------------------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets                                     .71%            .66%            .64%              .64%
                                    ---------------------------------------------------------------------------------------------

  Ratio of Net Investment
    Income to Average
    Net Assets                                           5.99%            5.42%           5.19%             5.80%
                                    ---------------------------------------------------------------------------------------------

  Portfolio Turnover Rate(5)                               27%              90%             159%             114%
                                    ---------------------------------------------------------------------------------------------
                                     - 15 -

Limited Maturity Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------------

                                                                     Year Ended December 31,
                                                   1991         1990          1989       1988(3)       1987
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                 $13.62       $13.48        $13.01     $12.14        $13.62
-----------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                              1.04         1.15          1.12        .92          1.00
  Net Gains or Losses on Securities
    (both realized and unrealized)                    .43         (.10)(4)       .20       (.05)         (.60)
                                    -----------------------------------------------------------------------------------------

    Total From Investment Operations                 1.47         1.05          1.32        .87           .40
-----------------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment
     income)                                        (.77)         (.91)         (.85)                   (1.62)
  Distributions (from capital gains)                                                                     (.26)
                                    -----------------------------------------------------------------------------------------

     Total Distributions                            (.77)         (.91)         (.85)                   (1.88)
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                      $14.32        $13.62        $13.48     $13.01        $12.14
----------------------------------------------------------------------------------------------------------------------------

Total Return*                                     +11.34%       +8.32%        +10.77%     +7.17%        +2.89%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)           $83.0         $46.0         $31.5      $25.4         $19.0
                                    -----------------------------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets                               .68%        .76%            .88%    1.01%            .99%
                                    -----------------------------------------------------------------------------------------

  Ratio of Net Investment
    Income to Average
    Net Assets                                      6.61%       7.66%          8.11%    7.15%            7.36%
                                    -----------------------------------------------------------------------------------------

  Portfolio Turnover Rate(5)                          77%        124%           116%     197%              24%
                                    -----------------------------------------------------------------------------------------


         NOTES:

1)       The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)       The per share  amounts and ratios  which are shown  reflect  income and expenses,  including the Portfolio's proportionate share of the Series'
         income and expenses.
3)       On May 2, 1988, the  predecessor  of the Portfolio  changed its primary investment  objective to obtain the highest  current income  consistent with low risk to principal and liquidity through investments in limited maturity debt securities.
4)       The amounts  shown at this caption for a share  outstanding  throughout the period may not accord with the change in aggregate gains and losses in  securities  for the  period  because  of the  timing  of sales  and repurchases  of  Portfolio  shares in  relation to  fluctuating  market values for the Portfolio.
5)       The Portfolio  transferred  all of its investment  securities  into its
         Series on April 28, 1995.  After that date the Portfolio  invested only in its Series and that Series,  rather than the  Portfolio,  engaged in securities transactions.  Therefore,  after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rate for AMT Limited
         Maturity Bond  Investments  for the period from May 1, 1995 to December
         31, 1995 was 78%,  and from  January 1, 1996 to  December  31, 1996 was
         _____%.
*        Total return based on per share net asset value reflects the effects of changes in net asset value on the  performance of the Portfolio  during each year and assumes dividends and capital gain distributions, if any,
         were  reinvested.   Results  represent  past  performance  and  do  not
         guarantee  future  results.   Investment   returns  and  principal  may
         fluctuate  and  shares  when  redeemed  may be worth  more or less than original  cost.  The total  return  information  shown does not reflect expenses  that apply to the separate  account or the related  insurance policies,  and inclusion of these charges would reduce the total return figures for all years shown.


FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Liquid Asset Portfolio
------------------------------------------------------------------------------------------------------------------------------------


         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding
Series' Financial Statements and notes thereto.


                                                                                       Year Ended December 31,
                                                       1996(1)             1995(1)    1994               1993             1992
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                        .9997     $1.0009         $1.0002            $1.0001
-----------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                                                   .0493     .0328           .0233              .0320
  Net Gains or Losses on Securities                                       .0003       -             .0014              .0002
                                                               --------------------------------------------------------------------

    Total From Investment Operations                                      .0496     .0328           .0247              .0322
-----------------------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net
     investment income)                                                   (.0493)   (.0328)         (.0233)            (.0320)
  Distributions (from capital gains)                                      -         (.0012)         (.0007)            (.0001)
                                                               --------------------------------------------------------------------

    Total Distributions                                                   (.0493)   (.0340)         (.0240)            (.0321)
------------------------------------------------------------------------------------------------------------------------------------


Net Asset Value, End of Year                                             $1.000     $.9997          $1.0009            $1.0002
-----------------------------------------------------------------------------------------------------------------------------------


Total Return*                                                            +5.04%    +3.46%           +2.43%            +3.25%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                                   $31.9    $5.3            $6.8               $25.4
                                                               --------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets(2)                                                 1.01%     1.02%           .88%               .72%
                                                               --------------------------------------------------------------------

  Ratio of Net Investment Income
    to Average Net Assets(2)                                              4.90%     3.28%           2.34%              3.19%
                                                               --------------------------------------------------------------------

                                     - 17 -


Liquid Asset Portfolio
------------------------------------------------------------------------------------------------------------------------------------



                                            1991             1990             1989            1988           1987
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year        $.9999           $.9998           $.9998         $1.0000           $1.0002
-----------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                   .0547            .0730            .0826          .0648             .0550
  Net Gains or Losses on Securities       .0002            .0001                   -       (.0002)           .0001
                                         ------------------------------------------------------------------------------------

    Total From Investment Operations      .0549            .0731            .0826          .0646             .0551
-----------------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net
     investment income)                   (.0547)          (.0730)          (.0826)        (.0648)           (.0550)
  Distributions (from capital gains)                                                                         (.0003)
                                         ------------------------------------------------------------------------------------

    Total Distributions                   (.0547)          (.0730)          (.0826)        (.0648)           (.0553)
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year              $1.0001          $.9999           $.9998         $.9998            $1.0000
-----------------------------------------------------------------------------------------------------------------------------

Total Return*                              +5.61%          +7.55%          +8.58%          +6.68%             +5.67%
-----------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)   $21.5            $21.5            $11.5          $9.3              $8.1
                                         ------------------------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets(2)                 .74%             .88%             1.00%          1.00%             1.00%
                                         ------------------------------------------------------------------------------------

  Ratio of Net Investment Income
    to Average Net Assets(2)              5.47%            7.30%            8.28%          6.52%             5.69%
                                         ------------------------------------------------------------------------------------

         NOTES:
1)       The per share  amounts and ratios  which are shown  reflect  income and expenses,  including the Portfolio's proportionate share of the Series'
         income and expenses.
2)       Since the  commencement of operations,  N&B Management or the principal underwriter  voluntarily  assumed  certain  operating  expenses  of the
         Portfolio as described in Note B of Notes to Financial  Statements  and in this Prospectus under "Expense Limitation." Had such action not been undertaken, the annualized ratios of expenses and net investment income
         to  average   daily  net  assets  would  have  been  1.25%  and  4.66%,
         respectively,  for the year ended December 31, 1995, 1.03% and 3.27% in
         1994, 1.03% and 8.25% in 1989, 1.25% and 6.27% in 1988, 1.52% and 5.17%
         in 1987  and  2.74%  and  3.59%  in 1986,  respectively.  There  was no reduction of expenses for the years ended December 31, 1990 through and including 1993.
*        Total return based on per share net asset value reflects the effects of changes in net asset value on the  performance of the Portfolio  during each year and assumes dividends and capital gain distributions, if any,
         were  reinvested.   Results  represent  past  performance  and  do  not
         guarantee  future  results.   Investment   returns  and  principal  may
         fluctuate  and  shares  when  redeemed  may be worth  more or less than original  cost.  Total  return  figures  would  have been  lower if N&B
         Management  had not  reimbursed  certain  expenses.  The  total  return information  shown does not reflect expenses that apply to the separate account or the  related  insurance  policies,  and  inclusion  of these charges would reduce the total return figures for all years shown.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Partners Portfolio
------------------------------------------------------------------------------------------------------------------------------------

         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding
Series' Financial Statements and notes thereto.(1)

                                                                                                    Period from
                                                                      Year Ended December 3     March 22, 1994(3) to
                                                        1996(2)       1995(2)                    December 31, 1994
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                                    $9.77                            $10.00
----------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                                                 .11                              .03
  Net Gains or Losses on Securities
    (both realized and unrealized)                                     3.43                             (.26)
                                                     -----------------------------------------------------------------------------

    Total From Investment Operations                                   3.54                             (.23)

----------------------------------------------------------------------------------------------------------------------------------

  Less Distributions
    Dividends (from net investment income)                             (.01)                            ____
    Distributions (from capital gains)                                 (.07)                            ____

     Total Distributions                                               (.08)                            ____
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                                         $13.23                           $9.77
----------------------------------------------------------------------------------------------------------------------------------

Total Return*                                                        +36.47%                          -2.30%(4)
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                             $207.5                               $9.4
                                                     -----------------------------------------------------------------------------

  Ratio of Expenses to Average Net Assets                              1.09%                              1.75%(5)
                                                     -----------------------------------------------------------------------------

  Ratio of Net Investment
    Income to Average
    Net Assets                                                          .97%                             .45%(5)
                                                     -----------------------------------------------------------------------------

  Portfolio Turnover Rate(6)                                             76%                              90%
                                                     -----------------------------------------------------------------------------

         NOTES:
1)       The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2)       The per share  amounts and ratios  which are shown  reflect  income and expenses,  including the Portfolio's proportionate share of the Series'
         income and expenses.
3)       The date investment operations commenced.
4)       Not annualized.
5)       Annualized.
6)       The Portfolio  transferred  all of its investment  securities  into its
         Series on April 28, 1995.  After that date the Portfolio  invested only in its Series and that Series,  rather than the  Portfolio,  engaged in securities transactions.  Therefore,  after that date the Portfolio had no  portfolio  turnover  rate.  The  portfolio  turnover  rate  for AMT
         Partners  Investments  for the period from May 1, 1995 to December  31,
         1995 was 98%, and from January 1, 1996 to December 31, 1996 was
         -----%.
*        Total return based on per share net asset value reflects the effects of changes in net asset value on the  performance of the Portfolio  during each year and assumes dividends and capital gain distributions, if any,
         were  reinvested.   Results  represent  past  performance  and  do  not
         guarantee  future  results.   Investment   returns  and  principal  may
         fluctuate  and  shares  when  redeemed  may be worth  more or less than original  cost.  The total  return  information  shown does not reflect expenses  that apply to the separate  account or the related  insurance policies,  and the  inclusion of these  charges  would reduce the total return figures for all years shown.

INVESTMENT PROGRAMS

         The investment policies and limitations of each Portfolio and its corresponding Series are identical. Each Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which each Series invests. For an explanation of some types of investments, see "Description of Investments" on page __.

         Investment policies and limitations of the Portfolios and the Series are not fundamental unless otherwise specified in this Prospectus or the SAI. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Portfolios intend to notify shareholders before making any material change to such policies or limitations. Fundamental policies and limitations may not be changed without shareholder approval. There can be no assurance that the Series and the Portfolios will achieve their objectives. Each Portfolio, by itself, does not represent a comprehensive investment program.

         Additional investment techniques, features, and limitations concerning the Series' investment programs are described in the SAI.

AMT Liquid Asset Investments

         The investment objective of AMT Liquid Asset Investments and its corresponding Portfolio is to provide the highest current income consistent with safety and liquidity. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

         AMT Liquid Asset Investments invests in a portfolio of debt instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. The Series uses the amortized cost method of valuation to enable the Portfolio to maintain a stable $1.00 share price, which means that while Portfolio shares earn income, they should be worth the same when the shareholder sells them as when the shareholder buys them. Of course, there is no guarantee that the Portfolio will be able to maintain a $1.00 share price.

         AMT Liquid Asset Investments invests in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. The Series may invest 25% or more of its total assets in U.S. Government and Agency securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.

AMT Limited Maturity Bond Investments

         The investment objective of AMT Limited Maturity Bond Investments and its corresponding Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

         AMT Limited Maturity Bond Investments invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends.

         AMT Limited Maturity Bond Investments invests in a diversified portfolio of short-to-intermediate-term U.S. Government and Agency securities and debt securities issued by financial institutions, corporations, and others, primarily investment grade. These securities include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities rated below investment grade, or in unrated securities determined to be of comparable quality by N&B Management ("comparable unrated securities"). Debt securities rated below Baa by Moody's Investors Services, Inc. ("Moody's") and below BBB by Standard & Poor's Ratings Group ("S&P") are considered to be below investment grade. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. AMT Limited Maturity Bond Investments will invest in debt securities rated no lower than B by Moody's or S&P or comparable unrated securities. AMT Limited Maturity Bond Investments may invest up to 5% of its net assets, measured at the time of investment, in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may engage in lending portfolio securities. The Series' dollar-weighted average portfolio duration may range up to four years. For more information on lower rated securities, see "Ratings of Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.

AMT Government Income Investments

         The investment objective of AMT Government Income Investments and its corresponding Portfolio is to provide a high level of current income and total return, consistent with safety of principal. This investment objective is non-fundamental. The Portfolio intends to notify shareholders 30 days in advance of making any material change to its investment objective.

         AMT Government Income Investments invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends.

         AMT Government Income Investments invests at least 65% of its total assets in U.S. Government and Agency securities, with an emphasis on U.S. Government mortgage-backed securities. In addition, the Series invests at least 25% of its total assets in mortgage-backed securities (including U.S. Government mortgage-backed securities) and asset-backed securities. The Series may also invest in investment grade debt securities, including foreign investments and securities issued by financial institutions and corporations, and may purchase and sell covered call and put options, interest-rate and foreign currency futures contracts, and options on those futures contracts. Although there are no restrictions on the duration composition of its portfolio of securities, the Series anticipates that it normally will invest in intermediate-term and longer-term securities, but will remain flexible to respond to market conditions and interest rate trends. The Series may engage in lending portfolio securities, short-term trading, purchasing forward commitments on securities, and repurchase agreements, and may use leverage. The investment program of the Series is intended to protect principal by focusing on the credit quality of the issuers. Principal may, however, be at risk due to market rate fluctuations.

AMT Growth Investments

         The investment objective of AMT Growth Investments and its corresponding Portfolio is to seek capital appreciation without regard to income. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.


         AMT Growth Investments generally invests in securities of small-, medium-, and large-capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Series expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.


         The Series' aggressive growth investment program involves greater risks and share price volatility than programs that invest in more conservative securities. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Series may be more appropriate for investors with a longer-range perspective. The Series uses a "growth at a reasonable price" investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with higher multiples to measures of economic value (such as earnings or cash flow) than other Series. In addition, the Series focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments into many companies and industries.


         The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Small-capitalization company stocks are subject to the risks described with respect to the investment program of AMT Genesis Investments.


AMT Partners Investments

         The investment objective of AMT Partners Investments and its corresponding Portfolio is to seek capital growth. This investment objective is non-fundamental. The Portfolio intends to notify shareholders 30 days in advance of making any material change to its investment objective.

         AMT Partners Investments invests primarily in common stocks of established companies, using the value-oriented investment approach. The Series seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow, and support from asset values.

         Up to 15% of the Series' net assets, measured at the time of investment, may be invested in corporate debt securities rated below investment grade or in unrated securities determined to be of comparable quality by N&B Management ("comparable unrated securities"). Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower rated securities, see "Ratings of Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.

AMT Balanced Investments

         The investment objective of AMT Balanced Investments and its corresponding Portfolio is long-term capital growth and reasonable current income without undue risk to principal. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

         N&B Management anticipates that the Series' investments will normally be managed so that approximately 60% of the Series' total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on N&B Management's views regarding current market trends, the common stock portion of the Series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Series' assets will be invested in fixed income securities.

         N&B Management has analyzed the total return performance and volatility over the last 36 years of the Standard & Poor's "500" Composite Stock Price Index ("S&P 500"), an unmanaged average widely considered as representative of general stock market performance. It has compared the performance and volatility of the S&P 500 to that of several model balanced portfolios, each consisting of a different fixed allocation of the S&P 500 and U.S. Treasury Notes having maturities of 2 years. The comparison reveals that the model balanced portfolio in which 60% was allocated to the S&P 500 (with the remaining 40% in 2-year U.S. Treasury Notes) was able to achieve 88.4% of the performance of the S&P 500, with only 63.5% of the volatility. Those model balanced portfolios in which 70% and 50% were allocated to the S&P 500 were able to achieve 91.6% and 85.1%, respectively, of the performance of the S&P 500, with only 72.4% and 54.9% of the volatility, respectively. While the underlying securities in the model balanced portfolios are not identical to the anticipated investments by AMT Balanced Investments and represent past performance, N&B Management believes that the results of its analysis show the potential benefits of a balanced investment approach. A chart setting forth the study appears as Appendix A to this Prospectus.

         In the common stock portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Growth Investments, by investing in a combination of common stocks that N&B Management believes have the maximum potential for long-term capital appreciation. This portion of the Series does not seek to invest in securities that pay dividends or interest, and any such income is incidental. In the debt securities portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Limited Maturity Bond Investments, by investing in a diversified portfolio of limited duration debt securities. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade or in unrated securities determined to be of comparable quality by N&B Management ("comparable unrated securities"). Debt securities rated below Baa by Moody's and below BBB by S&P are considered to be below investment grade. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. AMT Balanced Investments will invest in debt securities rated no lower than B by Moody's or S&P or comparable unrated securities. For more information on lower rated securities, see "Ratings of Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.

AMT International Investments

         The investment objective of AMT International Investments and its corresponding Portfolio is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers. This investment objective is non-fundamental. Foreign issuers are issuers organized and doing business principally outside the U.S. and include non-U.S. governments, their agencies, and instrumentalities.

        The   Series   will   invest   primarily   in  equity   securities   of
medium-to-large capitalization companies, determined in relation to their respective national markets, traded on foreign exchanges. The Series normally invests in at least three foreign countries. The strategy of N&B Management is to select attractive investment opportunities outside the U.S., allocating the Series' assets among investments in economically mature countries and emerging industrialized countries. At least 65% of the Series' total assets normally will be invested in equity securities of foreign issuers. The Series may invest more heavily in certain countries than in others. From time to time, the Series may invest a significant part of its assets in Japan. See "Description of Investments" in this Prospectus.

         The Series may also invest in foreign securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), International Depositary Receipts (IDRs) or other similar securities representing an interest in securities of foreign issuers, and may purchase foreign corporate and government debt securities.

         Because the Portfolio, through its corresponding Series, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries.

         The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well-regulated than those in the U.S. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the U.S. Most of the securities held by the Portfolio are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Portfolio may use techniques such as options, futures, forward foreign currency exchange contracts ("forward contracts"), and short selling, for hedging purposes and in an attempt to realize income. The Portfolio may also use leverage to facilitate transactions entered into by the Portfolio for hedging purposes. The use of these strategies may entail special risks.


AMT Genesis Investments

         The   investment   objective  of  AMT  Genesis   Investments   and  its
corresponding Portfolio is to seek capital appreciation.

         AMT Genesis Investments invests primarily in common stocks of companies with small market capitalizations ("small-cap companies"). Market capitalization means the total market value of a company's outstanding common stock. The Series regards companies with market capitalizations of up to $1.5 billion at the time of the Series' investment as small-cap companies. Companies whose market capitalizations exceed $1.5 billion after purchase continue to be considered small-cap companies for purposes of the Series' investment policies. There is no necessary correlation between market capitalization and the financial attributes -- such as levels of assets, revenues or income -- commonly used to measure the size of a company.

         Studies indicate that the market values of small-cap company stocks, such as those included in the Russell 2000 Index and the Wilshire 1750 Index or quoted on Nasdaq, have a cyclical relationship with larger capitalization stocks. Over the last 30 years, small-cap company stocks have outperformed larger capitalization stocks about two-thirds of the time, even though small-cap stocks have usually declined more than larger capitalization stocks in declining markets. There can be no assurance that this pattern will continue.

         Small-cap company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations. Most small-cap company stocks pay low or no dividends, and the Series seeks long-term appreciation, rather than income. Small-cap company stocks also have higher risk and volatility, because most are not as broadly traded as stocks of companies with larger capitalizations and their prices thus may fluctuate more widely and abruptly. Small-cap company securities are also less researched and often overlooked and undervalued in the market.

         The Series tries to enhance the potential for appreciation and limit the risk of decline in the value of its securities by employing the value-oriented investment approach. The Series seeks securities that appear to be underpriced and are issued by companies with proven management, sound finances, and strong potential for market growth. To reduce risk, the Series diversifies its holdings among many companies and industries. The Series focuses on the fundamentals of each small-cap company, instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks. Those funds often buy stocks of companies they believe will have above-average earnings growth, based on anticipated future developments. In contrast, the Series' securities are generally selected with the belief that they are currently undervalued, based on existing conditions.

         For more details about investments of the Series, see "Description of Investments" in this Prospectus.


Short-Term Trading; Portfolio Turnover

         AMT Government Income Investments may engage in short-term trading to a substantial degree to take advantage of anticipated changes in interest rates. This investment policy may be considered speculative. Although none of the other Series purchases securities with the intention of profiting from short-term trading, each Series may sell portfolio securities when the investment adviser believes that such action is advisable.

         The portfolio turnover rates for the Portfolios and the Series, and for the predecessors of the various Portfolios for the period prior to May 1, 1995, (except for Liquid Asset Portfolio, International Portfolio and Genesis Portfolio) for 1995 and earlier years are set forth under "Financial Highlights" in this Prospectus. The portfolio turnover rates for the Series are set forth in the Trust's annual report to shareholders and in the notes under "Financial Highlights" in this Prospectus.

         It is anticipated that the annual portfolio turnover rate of AMT Government Income Investments, and AMT Partners Investments generally will exceed 100%. It is anticipated that the annual portfolio turnover rate of AMT Growth Investments and AMT Limited Maturity Bond Investments in some fiscal years may exceed 100%.

         Turnover rates in excess of 100% may result in higher costs (which are borne directly by the Series) and a possible increase in short-term capital gains (or losses).

Ratings of Securities

HIGH QUALITY DEBT SECURITIES (ALL SERIES). High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B

Management to be of comparable quality. If a security has been rated by two or more NRSROs, at least two of them must have given the security a high quality rating in order for AMT Liquid Asset Investments to invest in that security.

INVESTMENT GRADE DEBT SECURITIES (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's, S&P, or another NRSRO or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities under guidelines established by the trustees of Managers Trust. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         If the quality of securities held by any Series (other than AMT Liquid Asset Investments) deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets. AMT Liquid Asset Investments, in accordance with Rule 2a-7 under the Investment Company Act of 1940, will consider disposing of its securities.

LOWER-RATED SECURITIES (AMT INTERNATIONAL, BALANCED, LIMITED MATURITY BOND AND PARTNERS INVESTMENTS). Debt securities rated lower than Baa by Moody's and BBB by S&P and debt securities determined to be of comparable quality by N&B Management ("comparable unrated securities") are considered to be below investment grade. AMT International Investments may invest up to 5% of its net assets, measured at the time of investment, in debt securities including those rated below investment grade or comparable unrated securities. AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities rated below investment grade, but rated no lower than B by Moody's or S&P, or comparable unrated securities. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade, but rated no lower than B by Moody's or S&P, or comparable unrated securities. AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in debt securities rated below investment grade or comparable unrated securities. Securities rated below investment grade ("junk bonds") are deemed by Moody's and S&P (or foreign statistical rating organizations) to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

         Those debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default and a decline in prices of the issuer's lower-rated securities. In the case of lower-rated securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

         The market for lower-rated securities may be thinner and less active than for higher-rated securities. The secondary market in which debt securities rated below investment grade and comparable unrated securities are traded is generally less liquid than the market for higher grade debt securities. Less liquidity in the secondary trading market could adversely affect the price at which a Series could sell a debt security rated below investment grade, or a comparable unrated security, and could adversely affect the daily net asset value of the Series' shares. At times of less liquidity, it may be more difficult to value a debt security rated below investment grade, or a comparable unrated security, because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. N&B Management will invest in such securities only when it concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in Appendix A to the SAI.

         The value of the fixed income securities in which a Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of a Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.

Borrowings

ALL SERIES (EXCEPT AMT GOVERNMENT INCOME AND INTERNATIONAL INVESTMENTS).
Each of the Series has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). None of these Series expects to borrow money. As a non-fundamental policy, none of these Series may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements.

AMT GOVERNMENT INCOME INVESTMENTS. AMT Government Income Investments, as a fundamental policy, may borrow money from banks for any purpose, including to meet redemptions and increase the amount available for investment, and enter into reverse repurchase agreements (including dollar rolls) for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). Leveraging (borrowing) to increase amounts available for investment may exaggerate the effect on net asset value of any increase or decrease in the market value of the securities of the Series. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income and appreciation of the securities purchased.

AMT INTERNATIONAL INVESTMENTS. AMT International Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings).

         The Series may borrow money from banks to facilitate transactions entered into by the Series for hedging purposes, which is a form of leverage. This leverage may exaggerate changes in the net asset value of the Portfolio's shares and the gains and losses on the Series' investments. Leverage also creates interest expenses; if those expenses exceed the return on transactions that borrowings facilitate, the Series will be in a worse position than if it had not borrowed. The use of derivatives in connection with leverage may create the potential for significant losses. The Series may pledge assets in connection with permitted borrowings.

ALL SERIES. Currently, the State of California imposes borrowing limitations on variable insurance product funds. To comply with these limitations, each Series, as a matter of operating policy, has undertaken that it will not borrow more than 10% of its net asset value when borrowing for any general purpose and will not borrow more than 25% of its net asset value when borrowing as a temporary measure to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets owned less outstanding liabilities at the time that any new or additional borrowing is undertaken.

Other Investments

         For temporary defensive purposes, all Series (except AMT International Investments) may each invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Also, for temporary defensive purposes, AMT Limited Maturity Bond, Government Income, and Balanced Investments (fixed income portion only) may adopt shorter weighted average duration than normal, and AMT Liquid Asset Investments may adopt shorter weighted average maturity than normal.

         For temporary defensive purposes, AMT International Investments may invest up to 100% of its total assets in short-term foreign and U.S. investments such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities and repurchase agreements. The Series may also invest in such instruments to ensure adequate liquidity or to provide collateral to be held in segregated accounts.

         To the extent that a Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Duration

         Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for AMT Limited Maturity Bond and AMT Government Income Investments, and for the debt securities portion of AMT Balanced Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

         Futures, options, and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Series' duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.


PERFORMANCE INFORMATION

 LIQUID ASSET PORTFOLIO. From time to time, the Liquid Asset Portfolio's annualized "yield" and "effective yield" may be presented in advertisements and sales literature. The Portfolio's "yield" represents an annualization of the increase in value of an account (excluding any capital changes) invested in the Portfolio for a specific seven-day period. The Portfolio's "effective yield" compounds such yield for a year and thus is greater than the Portfolio's yield.

 OTHER PORTFOLIOS. Performance information for each of the other Portfolios may be presented from time to time in advertisements and sales literature. A Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. A Portfolio's total return is quoted for the one-year period and, where applicable, the five-year period and ten-year period through the most recent calendar quarter (or for the life of the Portfolio, if less than ten years) and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

         All performance information presented for the Portfolios is based on past performance and does not predict future performance. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding each
Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.

         Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indices. Advertisements may also contain the performance rankings assigned certain Portfolios or their advisers by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing in a wide variety of securities, the securities owned by a Portfolio will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.


     PERFORMANCE OF A FUND COMPARABLE TO THE GENESIS PORTFOLIO AND AMT GENESIS INVESTMENTS. AMT Genesis Investments and its corresponding Portfolio have investment objectives, policies, limitations and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by N&B Management - Neuberger&Berman Genesis Fund (and its corresponding master series), and the predecessor of Neuberger&Berman Genesis Fund. The following table shows the average annual total returns of Neuberger&Berman Genesis Fund and its predecessor for the 1-year and 5-year periods and since inception for the period ended December 31, 1996. The table also shows a comparison with the Russell 2000 Index, an unmanaged index of securities of the 2,000 issuers having the smallest capitalization in the Russell 3000 Index, representing about 11% of the Russell 3000's total market capitalization, which is pertinent to Neuberger&Berman Genesis Fund.

                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                              ENDED DECEMBER 31, 1996

                                     1 Year        5 Years     Since Inception
                                     ------        -------     ---------------
Neuberger&Berman Genesis Fund        29.86%        16.41%      14.54%  (9/27/88)
Russell 2000                         16.49%        15.64%      N/A


          PERFORMANCE OF FUNDS COMPARABLE TO THE INTERNATIONAL PORTFOLIO AND AMT INTERNATIONAL INVESTMENTS. AMT International Investments and its corresponding Portfolio have investment objectives, policies, limitations and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by N&B Management - Neuberger&Berman International Fund (and its corresponding master series). The following table shows the average annual total returns of Neuberger&Berman International Fund for the 1-year period and since inception for the period ended December 31, 1996. The table also shows a comparison with the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE Index"), an unmanaged index of non-U.S. equity market performance, which is pertinent to the Neuberger&Berman International Fund.

                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                             ENDED DECEMBER 31, 1996

                                           1 Year        Since Inception
Neuberger&Berman International Fund        11.73%             8.55%  (6/15/94)
EAFE Index                                  8.19%             5.67%



     Prior to the inception of Neuberger&Berman International Fund, the manager of its corresponding master series, Felix Rovelli, was the manager of Vontobel EuroPacific Fund ("EuroPacific Fund") and of Penn Series International Equity Fund ("International Equity Fund") (collectively, the "Other Funds"), each registered open-end management investment companies which had an investment objective, policies, limitations and strategies substantially similar to those of AMT International Investments and its corresponding Portfolio. Mr. Rovelli has advised the Trust that he used the same analytical methods when identifying potential investments for the Other Funds as he uses for AMT International Investments, that he was primarily responsible for the day-to-day management of the Other Funds, and that no other person played a significant role in managing the Other Funds. The composite average annual total return for the Other Funds, and the performance of the EAFE Index, for a period that approximates Mr. Rovelli's tenure as portfolio manager of one or both of the Other Funds, was as follows:

                                       AUGUST 1, 1990
                                       TO APRIL 30, 1994

Other Funds*                                 6.42%
EAFE Index                                   5.20%


* Mr. Rovelli was the portfolio manager of EuroPacific Fund from July 6, 1990, to April 30, 1994, and was the portfolio manager of International Equity Fund from its inception on November 2, 1992, to April 30, 1994. International Equity Fund is an underlying investment vehicle for insurance company separate accounts funding variable annuity contracts and variable life insurance contracts.


         The figures for the comparable mutual funds depicted above reflect each such fund's expense ratios, and do not reflect any sales charges imposed in connection with investment in those funds or, in the case of International Equity Fund, any expenses or charges that apply to insurance company variable annuity or variable life insurance contracts. Although the objectives, polices, limitations and strategies of AMT Genesis Investments and its corresponding Portfolio (the "AMT Genesis Funds") are substantially similar to those of Neuberger&Berman Genesis Fund and its corresponding master series, the AMT Genesis Funds are distinct mutual funds from the mutual funds they are compared to and may have different fees, expenses, investment returns, portfolio holdings, and risk/return characteristics than such mutual funds. Similarly, although the objectives, polices, limitations and strategies of AMT
International Investments and its corresponding Portfolio (the "AMT International Funds") are substantially similar to Neuberger&Berman International Fund and its corresponding master series, the AMT International Funds are distinct mutual funds from the mutual funds they are compared to and may have different fees, expenses, investment returns, portfolio holdings, and risk/return characteristics than such mutual funds. Historical performance of substantially similar mutual funds is not indicative of future performance of the AMT Genesis Funds or the AMT International Funds.



SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

          Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has eight separate Portfolios. The predecessors of all Portfolios were converted into the Portfolios on May 1, 1995, with the exception of the International Portfolio and the Genesis Portfolio which as of December 31, 1996 had not yet commenced investment operations. These conversions were approved by the shareholders of the predecessors of the Portfolios in August
1994. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series


         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate Series. On May 1, 1995, each Portfolio (other than the International Portfolio and the Genesis Portfolio which as of December 31, 1996 had not yet commenced investment operations) invested all of their net investable assets (cash, securities, and receivables relating to securities) in a corresponding Series of Managers Trust, receiving a beneficial interest in that Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.


PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities. Historically, N&B Management, administrator to the Portfolios and investment manager of all Series has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated 12 master funds and 20 feeder funds since August 1993 and now operates __ master funds and __ feeder funds.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.


SHARE PRICES AND NET ASSET VALUE

         Each Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for each Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of a Series, the market value of the securities the Series holds plus cash and other assets; in the case of a Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). Each Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         Each Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time. AMT Liquid Asset Investments, in accordance with Rule 2a-7 under the 1940 Act, will use the amortized cost method of valuation to enable AMT Liquid Asset Investments to try to maintain a stable NAV of $1.00 per share. AMT Liquid Asset Investments values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium.

         AMT Limited Maturity Bond, Government Income, and Balanced Investments (debt securities portion) generally value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Series periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days are valued at cost which, when combined with interest earned, approximates market value.


         AMT Growth, Partners, Genesis, and Balanced Investments (equity portion) value their equity securities (including options) listed on the NYSE, the American Stock Exchange, other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the latest sale price on the day NAV is calculated. If there is no sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Series value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


          Equity securities held by AMT International Investments are valued at the last sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or if there are no sales, at the last available bid price. Debt obligations held by AMT International Investments are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. AMT International Investments values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Managers Trust believe accurately reflects fair value. AMT International Investments' portfolio securities are listed primarily on foreign exchanges which may trade on days when the NYSE is closed. As a result, the NAV of the International Portfolio may be significantly affected on days when shareholders have no access to the Portfolio.


DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions


         Each of the Government Income, Growth, Partners, Genesis, Balanced, Limited Maturity Bond, and International Portfolios annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains, and net realized gains from foreign currency transactions, if any, normally in February.


         The Liquid Asset Portfolio distributes to its shareholders substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses) and net realized capital gains. Income dividends are declared daily for the Portfolio at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in February.

         The Portfolios offer their shares solely to separate accounts of the Life Companies, except for the Balanced Portfolio which also offers its shares to Qualified Plans. All dividends and other distributions are distributed to the separate accounts (and, with respect to the Balanced Portfolio, also to the Qualified Plans) and will be automatically invested in Trust shares. Dividends and other distributions made by a Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue

Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion.
Prospective shareholders are urged to consult their tax advisers.


SPECIAL CONSIDERATIONS

     The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         Each Series will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.

         Currently, the State of California imposes diversification requirements on variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities must be invested in at least five countries; less than 80% but at least 60%, in at least four countries; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 35% of a fund's assets may be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Trust and Managers Trust intend to comply with the California diversification requirements, to the extent applicable.


MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of any Portfolio, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.


Investment Manager, Administrator, Sub-Adviser and Distributor

 ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES. N&B Management serves as the investment manager of each Series, as administrator of each Portfolio, and as distributor of the shares of each Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the eight Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of three other investment companies. These funds had aggregate net assets of approximately $_____ billion as of December 31, 1996.


         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $_____ billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Theodore Giuliano is a principal of Neuberger&Berman. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $ billion of assets as of December 31, 1996.

         Mr. Giuliano, along with Josephine P. Mahaney with respect to AMT Liquid Asset Investments, Thomas G. Wolfe with respect to AMT Limited Maturity Bond Investments and the debt securities portion of AMT Balanced Investments, and William H. Cunningham with respect to AMT Government Income Investments, shares primary responsibility for the day-to-day management of the fixed income Series of Mangers Trust.

         The following members of the Fixed Income Group, along with Mr. Giuliano, are primarily responsible for the day-to-day management of the listed
Series:


     AMT Liquid Asset Investments -- Josephine P. Mahaney. Ms. Mahaney has been a Senior Portfolio Manager in the Fixed Income Group since 1984, an Assistant Vice President of N&B Management from 1986 to 1994 and a Vice President of N&B Management since November 1994. Ms. Mahaney has been primarily responsible for AMT Liquid Asset Investments since January 1993.

     AMT Limited Maturity Bond Investments and AMT Balanced Investments (debt securities portion) -- Thomas G. Wolfe. Mr. Wolfe has been primarily responsible for AMT Limited Maturity Bond Investments and AMT Balanced Investments (debt securities portion) since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993, and a Vice President of N&B Management since October 1995. From November 1987 to June 1993 he was Vice President in the Corporate Finance Department of Standard & Poor's Rating Group.

     AMT Government Income Investments -- William H. Cunningham. Mr. Cunningham has been primarily responsible for AMT Government Income Investments since October 1995. Mr. Cunningham has been a member of the Fixed Income Group since March 1993, a Senior Portfolio Manager in the Fixed Income Group since June 1995, and a Vice President of N&B Management since October 1995. From August 1989 to February 1993 he was a manager in the Corporate Finance, Merger and Acquisitions and Capital Markets Groups for a major corporation.

         The following is a list of the equity Series of Managers Trust, together with information about individuals who are primarily responsible for the day-to-day management of these Series:

         AMT Growth Investments and AMT Balanced Investments (equity portion) -- Mark R. Goldstein and Susan Switzer. Mr. Goldstein is a Vice President of N&B Management and a principal of Neuberger&Berman. He has had primary responsibility for AMT Growth Investments and AMT Balanced Investments (equity portion) since April 1993. Previously he was a securities analyst and portfolio manager with that firm. Susan Switzer has been an Assistant Vice President of N&B Management since March 1995, and a portfolio manager for Neuberger&Berman since January 1995. She has had primary responsibility for AMT Growth Investments and AMT Balanced Investments (equity portion) since January 1995. Ms. Switzer was a research analyst and assistant portfolio manager for another money management firm from 1989 to 1994.

     AMT Partners Investments -- Michael M. Kassen and Robert I. Gendelman. Mr. Kassen is a Vice President of N&B Management and a principal of Neuberger&Berman. Mr. Kassen was an employee of N&B Management from 1990 to December 1992. He was a portfolio manager of several large mutual funds managed by another prominent investment adviser from 1981 to 1988 and was general partner of two private investment partnerships from 1988 to 1990. He has had primary responsibility for AMT Partners Investments since March 1994. Mr. Gendelman is principal of Neuberger&Berman and has been an Assistant Vice President of N&B Management since 1994. He has had primary responsibility for AMT Partners Investments since October 1994. He was a portfolio manager for another mutual fund manager from 1992 to 1993 and was managing partner of an investment partnership from 1988 to 1992.


     AMT International Investments -- Felix Rovelli. Mr. Rovelli is primarily responsible for the day-to-day management of the portfolio securities of the Series. Mr. Rovelli has been a Vice President at N&B Management since November 1995. Mr. Rovelli has had primary responsibility for AMT International Investments since June 1994. Previously, he was a Senior Vice President-Senior Equity Portfolio Manager of BNP-N&B Global Asset Management, L.P., from May 1994 to October 1995, and a first Vice President and portfolio manager of another mutual fund that invested in international equity securities, from April 1990 to April 1994.

     AMT Genesis Investments -- Judith M. Vale. Ms. Vale has been a member of Neuberger&Berman's Small Cap Group since 1992, a Vice President of N&B Management since November 1994 and a principal of Neuberger&Berman since July 1996. She has primarily responsibility for the day-to-day management of AMT Genesis Investments. Ms. Vale was a portfolio manager for another investment management group from 1990 to 1992.


         N&B Management serves as distributor in connection with the offering of each Portfolio's shares. In connection with the sale of each Portfolio's shares, each Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in a Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES. Neuberger&Berman acts as the principal broker for all Series, except AMT International Investments, to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, each Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that a Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

     ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES. N&B Management provides investment management services to each Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to each Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                                              Management         Administration
                                               (Series)            (Portfolio)



GROWTH; PARTNERS;           0.55% of first $250 million              0.30%
   BALANCED                 0.525% of next $250 million
                            0.50%  of  next  $250  million
                            0.475%  of next  $250  million
                            0.45%  of  next  $500  million
                            0.425% of over $1.5 billion




GOVERNMENT INCOME           0.35% of first $500 million              0.40%
                            0.325% of next $500 million
                            0.30% of next $500 million
                            0.275% of next $500 million
                            0.25% of over $2 billion



LIMITED MATURITY BOND;      0.25% of first $500 million              0.40%
   LIQUID ASSET             0.225% of next $500 million
                            0.20% of next $500 million
                            0.175% of next $500 million
                            0.15% of over $2 billion



INTERNATIONAL               0.85% of first $250 million              0.30%
                            0.825% of next $250 million
                            0.80% of next $250 million
                            0.775% of next $250 million
                            0.75% of next $500 million
                            0.725% of over $1.5 billion




GENESIS                     0.85% of the first $250 million           0.30%
                            0.80% of next $250 million
                            0.75% of next $250 million
                            0.70% of next $250 million
                            0.65% of over $1 billion

   Each Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. Each Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolios and the Series, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Portfolios, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series are allocated on the basis of the net assets of the respective Series.

Expense Limitation


ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES (EXCEPT GENESIS AND
INTERNATIONAL PORTFOLIOS AND THEIR CORRESPONDING SERIES). N&B Management has voluntarily undertaken to limit the Portfolios' expenses by reimbursing each Portfolio for its operating expenses and its pro rata share of its corresponding Series' operating expenses, excluding the compensation of N&B Management (with respect to all Portfolios but the Liquid Asset Portfolio and the Government Income Portfolio), taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.


INTERNATIONAL PORTFOLIO AND ITS CORRESPONDING SERIES. N&B Management has voluntarily undertaken until May 1, 1998 to limit the Portfolio's expenses by reimbursing the Portfolio for operating expenses and its pro rata share of its corresponding Series' operating expenses, including compensation to N&B Management, but excluding taxes, interest, extraordinary expenses and brokerage commissions, that exceed, in the aggregate, 1.70% of the Portfolio's average daily net asset value ("Portfolio Expense Limitation"). The Portfolio has in turn agreed to repay through December 31, 1999, expenses borne by N&B Management pursuant to the previous sentence, so long as the Portfolio Expense Limitation is not exceeded. The effect of any expense limitation on the Portfolio or Series would be to reduce the Portfolio's expenses and thereby increase its total return.


GENESIS PORTFOLIO AND ITS CORRESPONDING SERIES. N&B Management has voluntarily undertaken until May 1, 1998 to limit the Portfolio's expenses by reimbursing the Portfolio for operating expenses and its pro rata share of its corresponding Series' operating expenses, including compensation to N&B Management, but excluding taxes, interest, extraordinary expenses and brokerage commissions, that exceed, in the aggregate, 1.25% of the Portfolio's average daily net asset value ("Portfolio Expense Limitation"). The Portfolio has in turn agreed to repay through December 31, 1999, expenses borne by N&B Management pursuant to the previous sentence, so long as the Portfolio Expense Limitation is not exceeded.

The effect of any expense limitation by N&B Management is to reduce operating expenses of a Portfolio and its corresponding Series and thereby increase total return.


Transfer and Dividend Paying Agent

State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolios and in so doing performs certain bookkeeping, data processing and administrative services. Qualified Plan participants investing in the Balanced Portfolio should send all correspondence to State Street, care of Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All other correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolios' assets.


DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of the Balanced Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.




SERVICES


N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

In addition to the securities referred to in "Investment Programs" herein, some or all of the Series, as indicated below, may make the following investments, among others, individually or in combination, although a Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolios are to qualify as regulated investment companies for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of any Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.

U.S. GOVERNMENT AND AGENCY SECURITIES (ALL SERIES). U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government securities are not guaranteed by the government and generally fluctuate with changing interest rates.


ILLIQUID SECURITIES (ALL SERIES). Each Series may invest up to 10% of its net assets (5% in the case of AMT Genesis Investments) in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.

INFLATION-INDEXED SECURITIES (AMT LIMITED MATURITY BOND AND BALANCED INVESTMENTS). The Series may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The prices of inflation-indexed securities decline in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected over the life of the security, the Series may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.


FOREIGN   SECURITIES   (ALL   SERIES).   All  Series  may  invest  in  U.S.
dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. All Series, except AMT Liquid Asset Investments, may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. AMT Limited Maturity Bond, Balanced, International and Government Income Investments may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

AMT Growth, Partners, Genesis and Balanced Investments may each invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-United States entities. The 10% limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.

AMT  International  Investments may invest in ADRs,  EDRs,  GDRs, and IDRs.
ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; political, social, or diplomatic developments; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, a Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

JAPANESE INVESTMENTS (AMT INTERNATIONAL INVESTMENTS). AMT International Investments may invest a substantial portion of its assets in securities of Japanese issuers. The performance of the Portfolio may therefore be significantly affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is undergoing a period of political instability, which may undercut its ability to promptly resolve trading disputes with the U.S. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

     FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES (AMT INTERNATIONAL INVESTMENTS). The Series may invest up to 5% of its net assets, measured at the time of investment, in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers. The Series may invest in debt securities of any rating, including those rated below investment grade and unrated securities.

FOREIGN CURRENCY TRANSACTIONS (ALL SERIES EXCEPT AMT LIQUID ASSET
INVESTMENTS). Each of these Series may enter into forward foreign currency exchange contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. A Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. A Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a Series if the value of the hedged currency increased.

AMT International Investments may also enter into forward foreign currency exchange contracts for non-hedging purposes when N&B Management anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. The Series may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if N&B Management believes that there is a pattern of correlation between the two currencies.
 Cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the securities are denominated.

If a Series enters into a forward currency exchange contract to sell foreign currency, it may be required to place cash or high grade liquid debt securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect a Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). Each of these Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The 10% limitation does not apply to AMT International Investments. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

AMT Limited Maturity Bond, Government Income, and Balanced Investments also may try to manage portfolio duration by (1) entering into interest-rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts.

AMT Limited Maturity Bond, Government Income, and Balanced Investments also may try to reduce the risk of securities price changes and expected changes in prevailing currency exchange rates (hedge) and may write covered call options and purchase put options on debt securities in their portfolios or on foreign currencies for hedging purposes or for the purpose of producing income. Each of these Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including transactional expense, price volatility and a high degree of leverage. A Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.

AMT International Investments may enter into futures contracts on currencies, debt securities, interest rates, and securities indices, and may purchase and sell options on such contracts on both the U.S. and foreign exchanges for hedging and non-hedging purposes. AMT International Investments may (1) enter into futures contracts on debt securities, interest rates, securities indices, and currencies and (2) purchase and write options on futures contracts.

AMT International Investments may purchase and write put and call options on foreign currencies to protect against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Series may also use options on foreign currencies to cross-hedge. In addition, the Series may purchase call or put options on currencies for non-hedging purposes when N&B Management expects that a currency will appreciate or depreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. Options on foreign currencies may be traded on U.S. or foreign exchanges or over-the-counter. Options on foreign currencies which are traded in the over-the-counter market may be considered to be illiquid securities and subject to the restriction on illiquid securities. (See "Illiquid Securities," above.)

To realize greater income than would be realized on portfolio securities transactions alone, AMT International Investments may write call and put options on any securities in which it may invest or options on any securities index based on securities in which the Series may invest. The Series will not write a call option on a security or currency unless it owns the underlying security or currency or has the right to obtain it at no additional cost.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. AMT International Investments pays brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities or currency. The writing of options could result in significant increases in the Series' turnover rate.


The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities held by a Series and the prices of the Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out a Hedging Instrument when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Series' securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. When a Series uses Hedging Instruments, the Series will place cash or appropriate liquid securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward foreign currency contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.


FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). In a when-issued or forward commitment transaction, a Series commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within two months). If the seller fails to complete the sale, a Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase which may magnify fluctuation in the Series' NAV.

 INDEXED SECURITIES (AMT INTERNATIONAL, LIMITED MATURITY BOND, GOVERNMENT INCOME AND BALANCED INVESTMENTS). Each of these Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short-to-intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

 REPURCHASE AGREEMENTS/SECURITIES LOANS (ALL SERIES). Each Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, a Series buys a security from a Federal Reserve member bank (or with respect to AMT International Investments, from a foreign bank or U.S. branch or agency of a foreign bank), or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). Each Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

 REVERSE REPURCHASE AGREEMENTS (ALL SERIES) AND DOLLAR ROLLS (AMT LIMITED MATURITY BOND, GOVERNMENT INCOME, AND BALANCED INVESTMENTS). In a reverse repurchase agreement, a Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a later date at a higher price. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. In a dollar roll, a Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase the fluctuation in the market value of a Series' assets and are forms of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.

 CONVERTIBLE SECURITIES (AMT INTERNATIONAL, PARTNERS, GROWTH, AND
BALANCED INVESTMENTS). Each of these Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.

 MORTGAGE-BACKED  SECURITIES  (AMT  LIQUID  ASSET,  LIMITED  MATURITY  BOND,
GOVERNMENT INCOME, AND BALANCED INVESTMENTS). Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities.

 ASSET-BACKED SECURITIES (AMT LIQUID ASSET, LIMITED MATURITY BOND, GOVERNMENT INCOME, AND BALANCED INVESTMENTS). Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(sm)

("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

OTHER INVESTMENT COMPANIES (AMT INTERNATIONAL INVESTMENTS). AMT International Investments may invest up to 10% of its total assets, measured at the time of investment, in the shares of other investment companies. Such investment may be the most practical or only manner in which the Series can participate in certain foreign markets because of the expenses involved or because vehicles for investing in certain countries may not be available at the time the Series is ready to make an investment. As a shareholder in an investment company, the Series would bear its pro rata share of that investment company's expenses. Investment in investment companies may involve the payment of substantial premiums above the value of such issuers' portfolio securities. The Series does not intend to invest in such funds unless, in the judgment of the investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


OTHER INVESTMENTS (AMT PARTNERS, GROWTH, GENESIS AND BALANCED INVESTMENTS). Although each of these Series ordinarily invests primarily in common stocks, except AMT Balanced Investments (debt securities portion), when market conditions warrant each may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Series' fixed income investments is likely to rise.


SHORT SELLING (AMT PARTNERS, GROWTH, BALANCED, AND INTERNATIONAL
INVESTMENTS). Each Series may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect a short sale, a Series will borrow a security from a brokerage firm to make delivery to the buyer. A Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Series is required to pay to the lender any dividends and may be required to pay a premium or interest.

A Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. A Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.


AMT Liquid Asset, Limited Maturity Bond, Partners, Growth, Balanced, Genesis and International Investments may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. Short selling against-the-box may defer recognition of gains and losses into a later tax period.

SWAP AGREEMENTS (AMT GOVERNMENT INCOME INVESTMENTS). To help enhance the value of its portfolio or manage its exposure to different types of investments, the Series may enter into interest rate, currency, and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars."

   In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

   In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

   Swap agreements, including caps and floors, may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Series' performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as well as the Series' ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated. Swap agreements are generally considered "derivatives."

 VARIABLE AND FLOATING RATE SECURITIES (AMT BALANCED, GOVERNMENT INCOME,
LIMITED MATURITY BOND AND LIQUID ASSET INVESTMENTS). Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits a Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, AMT Liquid Asset Investments calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.

 ZERO COUPON SECURITIES (ALL SERIES). Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, a Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.

 MUNICIPAL OBLIGATIONS (AMT LIMITED MATURITY BOND AND BALANCED
INVESTMENTS). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a "flat tax" or other restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

 RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL SERIES). Each Series may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities are liquid.

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION


   Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in this Prospectus or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a single combined Prospectus and combined SAI.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                            APPENDIX A TO PROSPECTUS


                      TOTAL RETURN ANALYSIS USING CONSTANT
                        ASSET ALLOCATION S&P "500"/2 YR.
                               U.S. TREASURY NOTES

                                   1960 - 1996



FIXED ASSET ALLOCATION                           COMPARISON TO 100%
S&P "500"/2 YR. TREASURY NOTES                   S&P "500" ALLOCATION
--------------------------------------------------------------------------------


100/0 (100% S&P "500")
   Return                             _____%         100.0%
   Volatility                          ____%         100.0%
70/30
   Return                              ____          ______
   Volatility                          ____           ____
60/40
   Return                              ____          _____
   Volatility                          ____           ____
50/50
   Return                              ____          _____
   Volatility                           ___           ____
0/100
   Return                              ____          _____
   Volatility                           ___           ____

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                                Dated May 1, 1997

         The Balanced Portfolio, Government Income Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio, Partners Portfolio and Genesis Portfolio (each a "Portfolio") of Neuberger&Berman Advisers Management Trust ("Trust") offer shares pursuant to a Prospectus dated May 1, 1997 and invest all of their net investable assets in AMT Balanced Investments, AMT Government Income Investments, AMT Growth Investments, AMT International Investments, AMT Limited Maturity Bond Investments, Liquid Asset Investments, AMT Partners Investments and AMT Genesis Investments (each a "Series"), respectively.


         The Portfolios' Prospectus provides the basic information that an investor ought to know before investing. A copy of the Prospectus may be obtained, without charge, by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by a Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

                         TABLE OF CONTENTS



                                                                          Page

  INVESTMENT INFORMATION..................................................  1
           Investment Policies and Limitations............................  1
           Top-down approach to regional and country diversification......  8
           Bottom-up approach to security selection.......................  8
           Currency Risk Management.......................................  8
           Additional Investment Information.............................. 18

  CERTAIN RISK CONSIDERATIONS............................................. 49

  PERFORMANCE INFORMATION................................................. 49

  TRUSTEES AND OFFICERS................................................... 53

  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..................... 59

  INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES............. 62
           Expense Limitation............................................. 64
           Management and Control of N&B Management....................... 65
           Sub-Adviser.................................................... 65
           Investment Companies Advised................................... 66

  DISTRIBUTION ARRANGEMENTS............................................... 69

  ADDITIONAL REDEMPTION INFORMATION....................................... 70
           Suspension of Redemptions...................................... 70

  DIVIDENDS AND OTHER DISTRIBUTIONS....................................... 71

  ADDITIONAL TAX INFORMATION.............................................. 72
           Taxation of the Portfolios..................................... 72
           Taxation of the Series......................................... 73

  VALUATION OF PORTFOLIO SECURITIES....................................... 77

  PORTFOLIO TRANSACTIONS.................................................. 78
           All Series (except AMT International Investments).............. 78
           AMT International Investments.................................. 79
           All Series..................................................... 79
           Portfolio Turnover............................................. 85

                         TABLE OF CONTENTS

                                                                         Page


  REPORTS TO SHAREHOLDERS................................................. 85

  CUSTODIAN............................................................... 85

  INDEPENDENT AUDITORS.................................................... 86

  LEGAL COUNSEL........................................................... 86

  REGISTRATION STATEMENT.................................................. 86

  FINANCIAL STATEMENTS.................................................... 86

  Appendix A..............................................................A-1
           RATINGS OF SECURITIES..........................................A-1

  Appendix B..............................................................B-1
           A CONVERSATION WITH ROY NEUBERGER..............................B-1

                             INVESTMENT INFORMATION

         Each Portfolio is a separate series of the Trust, a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Portfolio seeks its investment objective by investing all of its net investable assets in the corresponding Series of Advisers Managers Trust ("Managers Trust"), which has an investment objective identical to, and a name similar to, that of the Portfolio. Each Series, in turn, invests in accordance with an investment objective, policies, and limitations identical to those of its corresponding Portfolio. (The Trust and Managers Trust, which also is a diversified, open-end management investment company, are together referred to below as the "Trusts.") All Series of Managers Trust are managed by Neuberger&Berman Management Incorporated ("N&B Management").


         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Portfolio and each Series. Unless otherwise specified, those investment policies and limitations are not fundamental. The fundamental investment policies and limitations of a Portfolio or a Series may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Portfolio or Series represented at a meeting at which more than 50% of the outstanding Portfolio or Series shares are represented or (2) a majority of the outstanding shares of the Portfolio or Series. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever a Portfolio is called upon to vote on a change in the investment objective or a fundamental investment policy or limitation of its corresponding Series, the Portfolio casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.


Investment Policies and Limitations

         Each Portfolio has the following fundamental investment policy, to enable it to invest in its corresponding Series:

Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Portfolio.

         All other fundamental investment policies and limitations, and the non-fundamental investment policies and limitations, of each Portfolio and its corresponding Series are identical. Therefore, although the following discusses the investment policies and limitations of the Series, it applies equally to their corresponding Portfolios. Because each Portfolio invests all of its net investable assets in its corresponding Series, however, a

Series' investment policies and limitations govern the type of investments in which the corresponding Portfolio has an indirect interest.

         For purposes of the investment limitation on concentration in particular industries, N&B Management identifies the "issuer" of a municipal obligation that is not a general obligation note or bond on the basis of the obligation's characteristics. The most significant of these characteristics is the source of funds for the payment of principal and interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Portfolio's quality restrictions, an issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of AMT Limited Maturity Bond Investments and AMT Balanced Investments without credit support, the Series treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee.

         Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Series.

         The Series' fundamental investment policies and limitations are as follows:

         1. Borrowing. Each Series may not borrow money, except that a Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment (except for AMT International Investments which may borrow for leveraging or investment, and AMT Government Income Investments which may borrow for any purpose, including to meet redemptions or increase the amount available for investment) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Series' total assets, the Series will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. Commodities. Each Series may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Series from purchasing futures contracts or options (including options on futures (and, with respect to AMT International Investments, foreign currencies and forward contracts) but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         3. Diversification. Each Series may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Series' total assets would be invested in the securities of that issuer or (ii) the Series would hold more than 10% of the outstanding voting securities of that issuer.

         4. Industry Concentration. Each Series may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of
(i) the securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, (ii) investments by all Series (except AMT Partners Investments, AMT Government Income Investments and AMT International Investments) in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks, or (iii) investments by AMT Government Income Investments in mortgage- and asset-backed securities (regardless of whether they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities). Mortgage- and asset-backed securities are considered to be a single industry.

         5. Lending. Each Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (I) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. Real Estate. (All Series except AMT International Investments). Each Series may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         (AMT International Investments). The Series may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Series from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

         7. Senior Securities. Each Series may not issue senior securities, except as permitted under the 1940 Act.

         8. Underwriting. Each Series may not underwrite securities of other issuers, except to the extent that a Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         For purposes of fundamental investment limitation number 3 above, as applied to AMT Government Income Investments, mortgage- and asset-backed securities will not be considered to have been issued by the same issuer because they have the same sponsor, and such securities issued by a finance or other single purpose subsidiary of a corporation that are not guaranteed by the parent corporation will be considered to be issued by an issuer separate from the parent corporation.


         The following non-fundamental investment policies and limitations apply to the Series, with the exception of AMT Genesis Investments:


         1. Borrowing. (All Series except AMT Government Income Investments and AMT International Investments). Each Series may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, each Series may not make any loans other than securities loans.

         3. Investments in Other Investment Companies. Each Series may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

         4. Margin Transactions. Each Series may not purchase securities on margin from brokers, except that a Series may obtain such short-term credits as are necessary for the clearance of securities transactions. For all Series except AMT Liquid Asset Investments, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         5. Short Sales. (AMT Liquid Asset Investments, AMT Growth Investments, AMT Limited Maturity Bond Investments, and AMT Partners Investments). Each Series may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold (or, in the case of AMT Growth Investments, not more than 10% of the Series' net assets (taken at current value) is held as collateral for such sale at any one time). Transactions in futures contracts and options shall not constitute selling securities short.

         (AMT Balanced Investments). The Series will not engage in a short sale (except a short sale against-the-box) if, as a result, the dollar amount of all short sales will exceed 25% of its net assets, or if, as a result, the value of securities of any one issuer in which the Series would be short will exceed 2% of the value of the Series' net assets or 2% of the securities of any class of any issuer. Transactions in futures contracts and options are not considered short sales.

         (AMT Government Income Investments). The Series may not sell securities short, unless it covers the short sale as required by current rules or positions of the Securities and Exchange Commission and its staff, provided that the Series may not sell securities short if (i) the dollar amount of the short sales would exceed 5% of its net assets or (ii) the value of securities of an issuer sold short by the Series would exceed the lesser of 2% of the Series' net assets or 2% of a class of the issuer's outstanding securities. Transactions in futures contracts and options shall not constitute selling securities short.

         (AMT International Investments). The Series will not engage in a short sale (except a short sale against-the-box), if, as a result, the dollar amount of all short sales will exceed 25% of its net assets, or if, as a result, the value of securities of any one issuer in which the Series would be short will exceed 2% of the value of the Series' net assets or 2% of the securities of any class of any issuer. Transactions in forward foreign currency contracts, futures contracts and options are not considered short sales.

         6. Ownership of Portfolio Securities by Officers and Trustees. Each Series may not purchase or retain the securities of any issuer if, to the knowledge of the Series' management, those officers and trustees of the Trusts and officers and directors of N&B Management who each own individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

         7. Unseasoned Issuers. Each Series may not purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Series' total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For AMT Government Income Investments, this restriction does not apply to mortgage- and asset-backed securities.

         8. Illiquid Securities. Each Series may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Series has valued the securities, such as repurchase agreements maturing in more than seven days.

         9. Restricted Securities. (AMT International Investments). The Series may not purchase a security restricted as to resale if, as a result thereof, more than 10% of the Series' total assets would be invested in restricted securities. Securities that can be sold freely in the principal market in which they are traded are not considered restricted, even if they cannot be sold in the U.S.

         10. Warrants. (AMT International Investments, and AMT Balanced Investments). Each Series may not invest more than 5% of its net assets in warrants, whether or not such warrants are listed on the New York Stock Exchange ("NYSE") or the American Stock Exchange ("AmEx"), or more than 2% of its net assets in unlisted warrants. For purposes of this limitation, warrants are valued at the lower of cost or market value and warrants acquired by the Series in units or attached to securities are deemed to be without value, even if the warrants are later separated from the unit.

         11. Oil and Gas Programs. (AMT Partners Investments, AMT Government Income Investments, AMT International Investments, and AMT Balanced Investments). Each Series may not invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, (but each Series may purchase securities of companies that own interests in any of the foregoing).

          12. Real Estate. (AMT Government Income Investments, AMT International Investments and AMT Balanced Investments). Each Series may not invest in real estate limited partnerships.

          13.   Investments   in  Any  One  Issuer.   (AMT   Government Income
Investments). The Series may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any Of its agencies or instrumentalities) if, as a result, more than 5% of the Series' total assets would be invested in the securities of that issuer.

         (AMT International Investments). At the close of each quarter of the Series' taxable year, (i) no more than 25% of its total assets will be invested in the securities of a single issuer, and (ii) with regard to 50% of its total assets, no more than 5% of its total assets will be invested in the securities of a single issuer. These limitations do not apply to U.S. government securities, as defined for tax purposes.

         14. Puts, Calls, Straddles, or Spreads. (AMT Partners Investments). The Series may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Series may (i) write (sell) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transactions. The Series does not construe the foregoing limitation to preclude it from purchasing or writing options on futures contracts.

          15. Foreign Securities. (AMT Partners Investments). The Series may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars.

         Rating Agencies. As discussed in the Prospectus, each Series may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Among the NRSROs, the Series rely primarily on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

Discussions With Portfolio Managers


An Interview with Felix Rovelli, Portfolio Manager of AMT International Investments


         Equity portfolios consisting solely of domestic investments have not enjoyed the higher returns foreign opportunities can offer. For more than thirty years, for example, the growth rate of many foreign economies has outpaced that of the U.S. While the U.S. accounted for almost 66% of the world's total securities market capitalization in 1970, it accounted for less than 37% of that total at the end of 1994 - or less than half of the dollar value of the world's available stocks and bonds today (source: Morgan Stanley Capital International).

         Over time, a number of international equity markets have outperformed their U.S. counterparts. Although there are no guarantees, foreign markets could continue to provide attractive investment opportunities.

         In addition, according to Morgan Stanley Capital International, the leading companies in any given sector are not always U.S.-based. For example, 22 of the largest 25 automobile companies are based outside the United States, as are 20 of the top 25 banks.

         A principal advantage of investing overseas is diversification. A diversified portfolio gives investors the opportunity to pursue increased overall return while reducing risk. It is prudent to diversify by taking advantage of investment opportunities in more than one country's stock or bond market. By investing in several countries through a worldwide portfolio, investors can lower their exposure and vulnerability to weakness in any one market. Investors should be aware, however, that international investing is not a guarantee against market risk and may be affected by economic factors described in the Prospectus, such as the prospects of individual companies, and other risks such as currency fluctuations or controls, expropriation, nationalization and confiscatory taxation.

         Furthermore, for the individual investor, buying foreign stocks and bonds can be difficult, involving many decisions. Accessing international markets is complicated; few individuals have the time or resources to thoroughly evaluate foreign companies and markets, or the ability to incur the high transaction costs of direct investment in such markets. A mutual fund investing in foreign securities offers an investor broad diversification at a relatively low cost.

         AMT International Investments invests primarily in equity securities of companies located in developed foreign economies, as well as in the "emerging markets." In all cases the investment process of the Series' Investment Adviser includes a combination of "top-down country allocation" and "bottom-up security selection."

Top-down approach to regional and country diversification

         N&B Management uses extensive economic research to identify countries that offer attractive investment opportunities, by analyzing factors such as Gross Domestic Product growth rates, interest rate trends, and currency exchange rates. Market valuations, combined with correlation and volatility comparisons, provide N&B Management with a target allocation across 20 or more countries.

Bottom-up approach to security selection

         N&B Management value-driven style seeks out attractively priced issues, by concentrating on criteria such as a low price-to-earnings ratio relative to earnings growth rate, balance sheet strength, low price to cash flow, and management quality. Typically, over 100 individual issues will comprise the portfolio. The portfolio will be comprised of medium- to large - capitalization companies in relation to each individual national market.

Currency Risk Management

         Exchange rate movements and volatility are important factors in international investing. N&B Management believes in actively managing the Series' currency exposure, in an effort to capitalize on foreign currency trends and to reduce overall portfolio volatility. Currency risk management is performed separately from equity analysis. N&B Management intends to use a combination of economic analysis to guide the Series' longer-term posture and quantitative trend analysis to assist in timing decisions with respect to whether (or when) to invest in instruments denominated in a particular foreign currency, or whether (or when) to hedge particular foreign currencies in which liquid foreign exchange markets exist.

         Q:       Why should investors allocate a portion of their assets to international markets?

         A:       First, an investor who does not invest internationally misses out on more than two-thirds of the world's potential investment opportunities. The U.S. stock market today represents less than one-half of the world's stock market capitalization, and the U.S. portion continues to shrink as other countries around the world introduce or expand the size of their equity markets. Privatizations of government-owned corporations, initial public offerings, and the occasional creation of official stock exchanges in emerging economies continuously present new opportunities for capital in an expanding global market.

         Second, many foreign economies are in earlier stages of development than ours and are growing fast. Economic growth can often mean potential for investment growth.

         Finally, international investing helps an investor increase diversification and can reduce risk. Domestic and foreign markets generally do not all move in the same direction, so gains in one market may offset losses in another.

         Q:       Does international investing involve special risks?

         A:       Currency risk is one important risk presented by international investing. Fluctuations in exchange rates can either add to or reduce an investor's returns, a fact that anyone who invests in foreign markets should keep in mind.

         Other risks include, but are not limited to, greater market volatility, less government supervision and availability of public information and the possibility of adverse economic or political developments. The special risks of foreign investing are discussed in greater detail in the Prospectus.

         Q:       What are some of the advantages of investing in an
international fund?

         A:       An international mutual fund can be a convenient way to invest internationally and diversify assets among several markets to reduce risk.

         Additionally, the considerable burden of obtaining timely, accurate and comprehensive information about foreign economies and securities is left to seasoned professional managers.


         Q:       What is your investment approach?

         A: N&B Management seeks to capitalize on investments in countries where positive economic and political factors are likely to produce above-average returns. Studies have shown that the allocation of assets among countries is typically the most important factor contributing to portfolio performance. N&B Management believes that in the long term, a nation's economic growth and the performance of its equity market are highly correlated. Therefore, N&B Management will continuously evaluate the global economic outlook as well as individual country data to guide country allocation. Our process also leads to diversification across many countries, typically 20 or more, in an effort to limit total portfolio risk.

         N&B Management strives to invest in companies within the selected countries that are in the best position to capitalize on such positive developments or companies that are most attractively valued. N&B Management will usually include in the Series' investments the securities of large-capitalization companies in relation to each individual national market, as well as securities of faster-growing, medium-sized companies that offer potentially higher returns but are often associated with higher risk.

         The criteria for security selection focus on companies with leadership in specific markets or niches within specific industries, which appear to exhibit positive fundamentals, and seem undervalued relative to their earnings potential or the worth of their assets. Typically, in emerging markets, N&B Management will invest in relatively large, established companies which N&B Management believes possess the managerial, financial, and marketing strength to exploit successfully the growth of a dynamic economy. In more developed markets, such as Europe and Japan, the Series may invest to a higher degree in medium-sized companies. Medium-sized companies can often provide above average growth, and are less followed by market analysts, a fact that sometimes leads to inefficient valuation.

         Finally, N&B Management will strive to limit total portfolio volatility and increase returns by selectively hedging the Series' foreign currency exposure in times when N&B Management expects the U.S. Dollar to strengthen.

         Q:       How do you perceive the current outlook?

         A: There is still an abundance of exciting investment opportunities around the world. Many equity markets still have not reached the maturity stage of the U.S. market and have much more room to grow. There are new markets opening up to foreign investments and many changes are occurring in markets where equity investments have traditionally commanded less attention than fixed-income securities.

         In addition, it appears that both Europe and Japan recently passed the bottom of their economic cycles. In many economies, the current recession has been the most severe of all recessions in the last five decades. With global inflation still in check, many economies should continue to have lower interest rates, which, coupled with a forecast of recovery in profits, could positively impact stock market returns.

         Q:       Compared to the stock market in the United States, are there more anomalies in security pricing abroad?

         A:       Well, the rest of the world is not as well followed as the
United States. So you'll find more anomalies. At the same time, though, the Level of analysis of companies around the world is improving every day, and the gap in coverage is narrowing.

         What never changes is the psychology of the investor -- you regularly see either despair or euphoria in different sectors of every international market. That, I think, creates opportunities to find undiscovered gems at extraordinarily cheap prices.

         These opportunities can come from, say, uncertainty over an election going one way or another. Investors may see the outcome as totally disastrous for a country -- or as totally euphoric. Then, reality sets in, and things are never as bleak or as wonderful as they had been painted.

         Q:       Do you integrate ideas from Neuberger & Berman's research and the domestic portfolio managers?

         A: Oh, sure. As everyone knows, the world is becoming smaller, and certain industries are becoming global (or have become global). Whether one thinks about technology, pharmaceuticals, medical devices, or the automobile industry, it's really become one world market. So it's crucial for me to have good knowledge about both the United States and the areas outside the United States where these companies dominate.

Theodore  Giuliano and Thomas G. Wolfe:  Portfolio  Managers of AMT Limited
Maturity  Bond  Investments  and  AMT  Balanced   Investments  (debt  securities
portion); and Theodore Giuliano and William C. Cunningham: Portfolio Managers of AMT Government Income Investments.


         Investors are accustomed to thinking of yield or interest rate figures as the same as total return on their investment, because savings accounts, conventional money market funds, and CDs do indeed return the stated yield. But bond funds are different -- bonds not only pay interest, they also fluctuate in value. For example, a decline in prevailing levels of interest rates generally increases the value of debt securities in a bond fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a fund's net asset value (and total return) but not the income received by the fund from its portfolio securities. Both the yield and risk to principal usually increase as the maturity of the bond increases.

         So looking at yield alone carries high risk because the highest yielding bonds historically tend to be the ones with the longest maturities. The risk to principal in these bonds can be nearly as great as the risk in stocks and may not produce the same reward.


         What advice does Mr. Theodore Guiliano, the manager of the Fixed Income Group of Neuberger&Berman, LLC. have for investors seeking the highest returns on their fixed income investments? "Look beyond interest rates to total return," he states unequivocally. Total return includes the yield from the bond and the increase or decrease in the market value (price) of the bond.

         "Once you consider the risk to principal, then total return is the only concept that can measure what you are actually earning from your fixed income securities," Mr. Guiliano says.

         The Limited Maturity Bond Portfolio is intended for investors who seek the highest current income with less volatility and risk than that of a longer-term bond fund. Both the yield and risk to principal usually increase as the maturity of the bond increases. The Portfolio's corresponding Series provides active fixed income portfolio management through investment in securities with an average portfolio duration of no longer than four years. Studies of historical bond returns have shown that risk-adjusted total returns were best in bonds having durations of two to five years. The bonds in this duration range have provided significantly higher returns than shorter-term securities and nearly the same return as longer-term fixed income securities with far less volatility. The Portfolio Managers attempt to increase the Series' value by actively managing duration in response to interest rate trends and fundamental economic developments. They seek to protect principal by shortening duration when interest rates are rising and enhance returns by lengthening duration in a falling interest rate market.

         AMT Limited Maturity Bond Investments also enhances return and limits risk by following a broadly diversified investment program across the various sectors of the fixed income market. Over long periods of time, corporate, mortgage- and asset-backed bonds have provided higher returns than Treasury securities. Relying on extensive internal research, the Portfolio Managers attempt to increase the value of the Series by purchasing securities at significant yield premiums to Treasury bonds. N&B Management uses sector weightings, which are based on an analysis of the key factors that it believes will impact the relative value and risk for each sector. These factors include the economic cycle, credit quality trends and supply/demand analysis for each security type. Within the sectors found attractive, individual bonds are rigorously analyzed for credit, cash flow and liquidity risk. Those that appear to offer attractive risk reward ratios are purchased. While overall portfolio quality is high, N&B Management believes that by careful evaluation of credit risk, the Series benefits from the inclusion of lower-rated bonds with only moderate incremental risk.

         In the debt securities portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Limited Maturity Bond Investments.

         The Government Income Portfolio is designed for investors who seek a higher level of income and total return than money market or short-to-intermediate bond funds generally provide and are willing to accept more principal fluctuation in order to achieve that objective. N&B Management follows a flexible investment strategy depending on market conditions and interest rate trends. This opportunistic strategy looks aggressively for opportunities to maximize income and total return by adjusting the duration to take maximum advantage of interest rates. The Government Income Portfolio may be a suitable complement to lower risk, lower return bond funds and a complement to an equity fund portfolio. On a risk level, longer-term bonds have a standard deviation between common stocks (represented by the S&P "500" Composite Stock Price Index ("S&P 500 Index")) and intermediate-term 5-year U.S. Treasury Bonds. Standard deviation is a statistical measure of the degree to which the value of an individual security may vary (or deviate) from the mean.

         At times, N&B Management may use the concept of "duration" when describing the investment program of AMT Government Income Investments. Duration is a measure of the expected life of a fixed income security and is an indicator of a security's price "volatility" or "risk" associated with changes in interest rates. Whereas a debt security's "term to maturity" measures only the time until the final payment thereon is made, its duration also takes into account the present value of each payment thereunder expected to be received through maturity.

Mark R. Goldstein, Portfolio Manager of AMT Growth Investments.

         The investment objective of AMT Growth Investments is capital appreciation, without regard to income. "The Series differs from the other
Series in its willingness to invest in stocks with price/earnings ratios or price-to-cash-flow ratios that are reasonable relative to a company's growth prospects and that of the general market," says Mark Goldstein, its portfolio manager. Mr. Goldstein has consistently followed this approach as a portfolio manager at N&B Management. He looks for stocks of financially sound companies with a special market capability, a competitive advantage or product that makes them particularly attractive over the long term, but likes to purchase them at a reasonable price relative to their growth rates. Mr. Goldstein calls this approach "GARP" -- growth at a reasonable price. "An investor shouldn't try to beat the market by trading funds like stocks. The hardest thing to do -- but the best thing to do -- is to put in some money when the market is down and keep it there. That's how one really builds wealth over the long term -- a mutual fund is a great long-term investment."

         "We view value both on a relative and an absolute basis, so we may buy stocks with somewhat above-market historical growth rates," Mr. Goldstein explains. "We also tend to stay more fully invested when we think the market is attractive for quality growth companies. But we will get out of stocks and into cash when we think there are no reasonable values available."

         In  the  common  stock  portion  of  its   investments,   AMT  Balanced
Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Growth Investments.

Michael M. Kassen and Robert I. Gendelman, Co-Managers of AMT Partners
Investments

         "The investment objective of AMT Partners Investments is capital growth," say its co-managers Michael Kassen and Robert Gendelman. "We want to make money in good markets and not give up those gains during rough times."

         "Our investors seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education."

         "We look for stocks that are undervalued in the market-place either in relation to strong current fundamentals, such as low price-to-earnings ratios, consistent cash flow, and support from asset values, or in relation to the growth of their future earnings, as projected by N&B Management. If the market goes down, those stocks we elect to hold, historically, go down less."

         The co-portfolio managers monitor stocks of medium to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they will produce a new product, become an acquisition target, or undergo a financial restructuring.

         What else catches Mr. Kassen's and Mr. Gendelman's eyes? "We like managements that own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line."

         To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. Their reasoning? "Market leaders tend to earn higher levels of profits."

         AMT Partners Investments invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Series' total assets. Of course, the Series' holdings are subject to change.


         Judith M. Vale, Portfolio Manager of AMT Genesis Investments

         AMT Genesis Investments is dedicated to small-capitalization stocks (companies with total market value of outstanding common stock of up to $1.5 billion at the time the Series invests). AMT Genesis Investments is devoted to the same value principles as the other equity funds managed by N&B Management. "I buy small-cap stocks with solid earnings today, not just promises for tomorrow," says its portfolio manager Judith Vale.

         "Many people think that small-capitalization stock funds are predominantly invested in high-risk companies. That is not necessarily the case. AMT Genesis Investments looks for the same fundamentals in small-capitalization stocks as our other funds look for in stocks of larger companies. We stick to the areas we understand. I'm looking for the most persistent earnings growth at the lowest multiple." Ms. Vale looks for well-established companies with entrepreneurial management and sound finances. She also looks for catalysts to exposing value, such as management changes and new product lines. Often, these are firms that have suffered temporary setbacks or undergone a restructuring.

          "Our motto is `boring is beautiful,'" explains Ms. Vale. "Instead of investing in trendy, high-priced stocks that tend to hurt shareholders on the downside, we look for little-known, solid, growing companies whose stocks we believe are wonderful bargains."

An Interview with Judith Vale

         Q:       If I already own a large-cap stock fund, why should I consider investing in a small-cap fund as well?

         A:       Look at how fast a sapling grows compared to, say, a mature tree. Much of the same can be true about companies. It's possible for a smaller company to grow 50% faster than an IBM or a Coca-Cola.

         So, many small-cap stocks offer superior growth potential. Consider the cereal you eat, the detergent you use, the coffee you drink -- and imagine if you had invested in these products before they became household names. If you had invested only in the blue-chip companies of the day, you would have missed out on these opportunities.

         Of course, I'm not advocating investing in a portfolio consisting only of small-cap stock funds. It pays to diversify. Let's look back 25 years. While past performance cannot indicate future performance, small-cap stocks have outperformed larger-cap stocks in 16 out of the 25 years. Which means larger-cap stocks have done better the rest of the time.1

         Q:       AMT Genesis Investments is classified as a "small-cap value fund." To many people, "small-cap value" is an oxymoron. Can you clarify the Series' investment approach?

         A: I under the confusion. After all, a lot of people equate "small-cap" with "growth." They also equate "value" with "cheap." At AMT Genesis Investments, I'm 100% behind finding growing small-cap companies -- what I believe are highly profitable companies with solid records and promising futures. So where do I part company with managers who follow a "small-cap growth" style? It comes down to how much growth and at what price. Small-cap growth investors seem willing to pay a premium for vastly
--------
1 Results are on a total return basis and include reinvestment of all dividends and capital gain distributions. Small-cap stocks are represented by the fifth capitalization quintile of stocks on the NYSE from 1971 to 1981 and performance of the Dimensional Fund Advisors (DFA) Small Company Fund from 1982 to present. Larger-cap stocks are represented by the S&P "500" Index, an unmanaged group of stocks. Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track. Data about these indices are prepared or obtained by N&B Management. The Portfolio may invest in many securities not included in the above-described indices. Source: Stocks, Bonds, Bill and Inflation 1996 YearbookTM, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A.
Sinquefield).  Used with permission.  All rights reserved.

superior growth. This results in two problems: a) growth tends to be discounted by the premium valuations, and b) the growth expectations are so high as to be unsustainable. In my opinion, superior yet more stable returns can be purchased at significant discounts. They may be found in mundane, perhaps even boring, industries. Remember, the same glamorous appeal that attracts so many growth investors also attracts competitors.

         In that respect, I'm a "value" manager. Yet I'd like to make this point clear: Low price-to-earnings multiples, in and of themselves, cannot justify a "buy" decision. When I search for growing, high-quality small-cap companies selling at what I feel are bargain prices, I ask myself: Is the company cheap for a good reason? Or, does it have the financial muscle and the management talent to make it into the big leagues?

         Q:       Let's turn to specifics.  What criteria do you use to decide which small-cap companies make the cut -- and which ones don't?

         A: Over the course of my involvement with small-cap companies for 16 years, I've seen hundreds that flourished and just as many that failed to deliver on their early promises. What made the difference? While every case is unique, here are a few important traits of the winners.

         First of all, a successful small-cap company normally produces high returns. In practice, this means the business has a number of barriers to entry. Perhaps the company has a technology that's hard to duplicate. Or maybe it can make a product at a substantially lower cost than anyone else. Unlike most businesses, it has an advantage that allows it to continue earning above-market returns.

         In addition to having a competitive edge, a successful small-cap company should generate healthy cash flow. With excess cash, a company has the ability to finance its own growth without diluting the ownership stake of existing stockholders by issuing more shares.

         No small-cap company can grow without having the right people on board. That's why I spend so much time meeting the CEOs and CFOs of small-cap companies. While I question the managers about future plans and strategies, I spend as much time evaluating them as people. Do they seem honest and capable? Or do they puff up their case? Making portfolio decisions is a lot about making character judgments -- who has the stuff to manage a growing company, and who doesn't.

         The risks involved in seeking capital appreciation from investments primarily in companies with small market capitalization are set forth in the Prospectus.

Additional Investment Information

         Some or all of the Series, as indicated below, may make the following investments, among others although they may not buy all of the types of securities, or use all of the investment techniques, that are described.


         Repurchase Agreements. (All Series). Repurchase agreements are agreements under which a Series purchases securities from a bank that is a member of the Federal Reserve System (or with respect to AMT International Investments, from a foreign bank or a U.S. branch or agency of a foreign bank), or a securities dealer, that agrees to repurchase the securities from the Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. No Series will enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 10% (5% in the case of AMT Genesis Investments) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Series will enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity or duration limitations) that the Series' investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the value of the repurchase agreement, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Series' account by the custodian or a bank acting as the Series' agent. If AMT International Investors enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Series may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.


         Securities Loans. (All Series). In order to realize income, each Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Series by depositing collateral, which will be marked to market daily, in a form determined to be satisfactory by the Trustees of Managers Trust (the "Series Trustees") and equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

          Restricted Securities and Rule 144A Securities. (All Series). Each Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Series qualify under Rule 144A, and an institutional market develops for those securities, the Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of a Series' illiquidity. N&B Management, acting under guidelines established by the Series Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered by a Series to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the U.S.

         Where registration is required, a Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Series might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Series' 10% (5% in the case of AMT Genesis Investments) limit on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Series' Trustees.

         Reverse Repurchase Agreements. (All Series). A reverse repurchase agreement involves a Series' sale of portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Series' investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, a Series will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Series' obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Series.

         Banking and Savings Institution Securities. (AMT Liquid Asset Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments and AMT Balanced Investments). Each of these Series may invest in banking and savings institution obligations, which include Cds, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and Cds, time deposits, and other short-term obligations issued by savings institutions. Cds are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to Cds, but are uncertificated; and bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Cds, time deposits, and bankers' acceptances in which a Series invests typically are not covered by deposit insurance.

         These Series may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on N&B Management's approved list, (3) in the case of a U.S. bank or institution, its deposits are insured by the Federal Deposit Insurance Corporation, and (4) in the case of a foreign bank or institution, the securities are, in N&B Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Series. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements. These Series (except AMT Government Income Investments) do not currently intend to invest in any security issued by a foreign savings institution.

         Leverage. (AMT International Investments and AMT Government Income Investments). Each of these Series may make investments when borrowings are outstanding. Leveraging a Series creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Portfolio shares and in the Portfolio's yield. Although the principal of such borrowings will be fixed, a Series' assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Series which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Series will have to pay, the Series' net income will be greater than it would be if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Series will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Reverse repurchase agreements which a Series does not fully collateralize create leverage, a speculative factor, and will also be considered as borrowings for purposes of the Series' investment limitations.

         Generally, each of these Series does not intend to use leverage for investment purposes. AMT International Investments may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

         Foreign Securities. (All Series). Each of the Series may invest in U.S. dollar-denominated securities issued by foreign issuers (including governments, quasi-governments and, with respect to AMT International Investments, banks) and foreign branches of U.S. banks, including negotiable CDs, commercial paper and, with respect to AMT International Investments, bankers' acceptances. These investments are subject to each Series' quality and, in the case of each fixed income Series, their maturity or duration standards.

         While investments in foreign securities are intended to reduce risk by providing further diversification (with respect to all Series but AMT International Investments), such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S.

         Each Series (except AMT Liquid Asset Investments) may invest in equity (except AMT Government Income Investments and AMT Limited Maturity Bond Investments), debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to, (1) common and preferred stocks, with respect to all Series except AMT Government Income Investments and AMT Limited Maturity Bond Investments (2) convertible securities, with respect to AMT Balanced, Growth, Partners and International Investments (3) warrants (subject to non-fundamental limitation number 10), with respect to AMT International Investments (4) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (5) obligations of other corporations, and (6) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) nationalization, expropriation, or confiscatory taxation, (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the U.S.), and (3) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Series endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.


         Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Series is uninvested and no return is earned thereon. The inability of a Series to make intended security purchases due to settlement problems could cause a Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Series due to subsequent declines in value of the portfolio securities, or, if a Series has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Series' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         With respect to all Series except AMT International Investments and AMT Liquid Asset Investments, in order to limit the risk inherent in investing in foreign- currency-denominated securities, each Series may not purchase any such security if after such purchase more than 10% of its total assets (taken at market value) (except 25% with respect to AMT Limited Maturity Bond and Government Income Investments) would be invested in such securities. Within such limitation, however, a Series is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Variable or Floating Rate Securities. (AMT Liquid Asset Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments, and AMT Balanced Investments). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable and floating rate securities (collectively, "Variable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank Cds, an index of short-term tax-exempt rates or some other objective measure. The Variable Rate Securities in which each Series invests frequently permit the holder to demand payment of the securities' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, the Variable Rate Securities might not meet the quality standards applicable to obligations purchased by the Series. Accordingly, in purchasing these securities, each Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Series will not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer (excluding securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit).

         A Series can also buy fixed rate securities accompanied by demand features or put options, permitting the Series to sell the security to the issuer or third party at a specified price. A Series may rely on the creditworthiness of issuers of puts in purchasing these securities.

         In calculating its maturity or duration, each Series is permitted to treat certain variable and floating rate securities as maturing on a date prior to the date on which principal is due to be paid. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

         Mortgage-Backed Securities. (AMT Liquid Asset Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments and AMT Balanced Investments). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"), or may be issued by private issuers.

         Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).

         Governmental, government-related, and private entities may create mortgage loan pools to back mortgage pass-through and mortgage-collateralized investments in addition to those described above. Commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities (which generally are affiliates of the foregoing established to issue such securities), also create pass-through pools of residential mortgage loans. In addition, such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantees. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees, as well as the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a Series' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

         A Series may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Series' quality standards. A Series will not purchase mortgage-backed securities or any other assets that, in N&B Management's opinion, are illiquid if, as a result, more than 10% of the value of the Series' net assets will be illiquid. N&B Management will, consistent with a Series' objective, policies and limitations, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

         Because many mortgages are repaid early, the actual maturity of many mortgage-related securities is shorter than their stated final maturity. In calculating its maturity or duration, a Series may apply certain industry conventions regarding the maturity or duration of mortgage-backed instruments. A change in market interest rates will affect the rate at which homeowners prepay or refinance their mortgages and, consequently, will change the effective maturities of most mortgage-related securities.

         Asset-Backed Securities. (AMT Liquid Asset Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments, and AMT Balanced Investments). These Series may purchase asset-backed securities, including commercial paper. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit. Like mortgage-related securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities, however, is greater than is the case for mortgage-backed securities.

         Certificates for Automobile Receivables ("CARS(sm)") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(sm) are "passed-through" monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS(sm) if the full amounts due on underlying installment sales contracts are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation, damage, or loss of the vehicles securing the contracts, or other factors.

         Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of credit card receivable securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on the Accounts are used to fund the transfer to the pool of assets supporting the securities of additional credit card charges made on the Accounts. Usually, the initial fixed period also may be shortened upon the occurrence of specified events that signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of credit card receivable securities thus depends on the continued generation of additional principal amounts in the underlying Accounts and the non-occurrence of specified events. The nondeductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

         Credit cardholders are entitled to the protection of state and federal consumer credit laws, many of which give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholders.

         Dollar Rolls. (AMT Limited Maturity Bond Investments, AMT Government Income Investments, and AMT Balanced Investments). A "dollar roll" involves the sale by a Series of securities for delivery in the current month and the Series' simultaneously agreeing to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. These techniques are considered borrowings for purposes of each Series' investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transactions as scheduled, which may result in losses to each Series.

         Forward Commitments and When-Issued Securities. (All Series except AMT Liquid Asset Investments). Each Series may purchase securities (including, with respect to AMT Limited Maturity Bond, Government Income and Balanced Investments, mortgage-backed securities such as GNMA, FHMA, and FHLMC certificates) on a when-issued basis, that is, by committing to purchase securities (to secure an advantageous price and yield at the time of the commitment) and completing the purchase by making payment against delivery of the securities at a future date. AMT International Investments may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Series to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued purchases and forward commitment transactions enable a Series to "lock in" what the adviser believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Series might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Series might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

         The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Series' net asset value starting on the date of the agreement to purchase the securities. A Series does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Series makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in a Series' assets. Fluctuations in the market value of the underlying securities are not reflected in a Series' NAV as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transactions, but a Series may agree to a longer settlement period.

         A Series will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Series may dispose of or renegotiate a commitment after it has been entered into. A Series also may sell securities it has committed to purchase before those securities are delivered to the Series on the settlement date. A Series may realize a capital gain or loss in connection with these transactions.

         When a Series purchases securities on a when-issued basis, it maintains, in a segregated account with its custodian, until payment is made, cash, U.S. government securities, or other liquid, high-grade debt securities having an aggregate market value equal to the amount of its purchase commitment. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Series will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

         Covered Call Options (All Series except AMT Liquid Asset Investments) and Put Options on Individual Securities. (AMT Limited Maturity Bond Investments, AMT Government Income Investments, AMT Balanced Investments and AMT International Investments). AMT Limited Maturity Bond Investments, AMT Government Income Investments, and AMT Balanced Investments may write or purchase put and call options on securities. Each of AMT Partners, AMT Genesis and AMT Growth Investments may write or purchase covered call options on securities it owns valued at up to 10% of its net assets. Generally, the purpose of writing and purchasing these options is to reduce the effect of the securities' price fluctuations that effect a Portfolio's NAV. AMT Limited Maturity Bond, Government Income, and Balanced Investments may also write covered call options to earn premium income.

         AMT International Investments may write call options and purchase put options on securities in order to hedge (i.e., write or purchase options to reduce the effect of price fluctuations of securities held by the Series that affect the Portfolio's NAV). The Series may also purchase or write put options, purchase call options and write covered call options in an attempt to enhance income.

         The obligation under any option terminates upon expiration of the option or at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Series and is never exercised, the Series will lose the entire amount of the premium paid.

         A Series will receive a premium for writing a put option, which will obligate the Series to acquire a certain security at a certain price at any time until a certain date if the purchaser of the option decides to sell such security. The writer of the option may be obligated to purchase the security at more than its current value.

         When a Series purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Series would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         When a Series writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time the purchaser requests, until a certain date, for a premium. A Series receives a premium for writing the call option. Each Series intends to write only "covered" call options on securities it owns. So long as the obligation of the writer of the call option continues, the writer may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Series may be obligated to deliver securities underlying an option at less than the market price thereby giving up any additional gain on the security.

         When a Series purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A call option would be purchased by a Series in order to protect against an increase in the price of the securities it intends to purchase or to offset a previously written call option.

         Portfolio securities on which call and put options may be written and purchased by a Series are purchased solely on the basis of investment considerations consistent with the Series' investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which a Series will not do), but is capable of enhancing a Series' total return. When writing a covered call option, a Series, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Series, in return for the premium, takes the risk that it must purchase the underlying security at an exercise price, which may be more than the current market price of the security. If a call or put option that a Series has written expires unexercised, the Series will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call or put option is exercised, the Series will realize a gain or loss from the sale or purchase of the underlying security.


         If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


         Securities options are traded both on exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Series and its counter-party with no clearing organization guarantee. Thus, when a Series sells or purchases an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing purchase transaction" with the dealer to whom or from whom the Series originally sold or purchased the option. There can be no assurance that a Series would be able to liquidate an OTC option at any time prior to expiration. Unless a Series is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of the counter-party's insolvency, a Series may be unable to liquidate its
option  position  and  the  associated   cover.  N&B  Management   monitors  the
creditworthiness of dealers with which a Series may engage in OTC options, and will limit a Series' counterparties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

         The assets used as cover (and held in a segregated account) for OTC options sold or written by a Series will be considered illiquid for purposes of the non-fundamental policies and limitations of the Series unless the OTC options are sold to qualified dealers who agree that the Series may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The premium received (or paid) by a Series when it writes (or purchases) a call or put option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by a Series for writing a covered call or put option is recorded as a liability on the Series' statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last trade on that day before the time the Series' NAV is computed or, in the absence of any trades thereof on that day, the mean between the bid and ask prices as of that time.

         Each Series pays the brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

         Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Series to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Series desires to sell a particular security on which it has written a call option (or if it desires to protect itself against having to purchase a security on which it has written a put option), it will seek to effect a closing transaction prior to, or concurrently with, the sale (or purchase) of the security. There is, of course, no assurance that a Series will be able to effect closing transactions at favorable prices. If a Series cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, (or purchase a security that it would not have otherwise bought), in which case it would continue to be subject to market risk on the security.

         Options normally have expiration dates between three and nine months from the date written. AMT International Investments may purchase both European-style options and American-style options. European-style options are only exercisable immediately prior to their expiration. American-style options, in contrast, are exercisable at any time prior to their expiration date. The exercise price of an option may be below, equal to, or above the current market value of the underlying security at the time the option is written. From time to time, a Series may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         A Series will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. However, because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by a Series; however, the Series could be in a less advantageous position than had it not written the call option.

         Put and Call Options on Securities Indices. (AMT International Investments). AMT International Investments may write or purchase put and call options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Series' securities or securities the Series intends to buy. However, the Series currently does not expect to invest a substantial portion of its assets in securities index options. Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier."

         A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indexes are currently traded on the Chicago Board Options Exchange, the NYSE, the AmEx and foreign exchanges.

         The Series may purchase put options in order to hedge against an anticipated decline in securities market prices that might adversely affect the value of the Series' portfolio securities. If the Series purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Series' portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, the Series will not be able to exercise the option profitably and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Series's portfolio securities.

         The Series may purchase call options on securities indices in order to participate in an anticipated increase in securities market prices. If the Series purchases a call option on a securities index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the securities index above the exercise price. Such payments would, in effect, allow the Series to benefit from securities market appreciation even though it may not have had sufficient cash to purchase the underlying securities. Such payments may also offset increases in the price of securities that the Series intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, the Series will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Series pays to buy additional securities for its portfolio.

         The Series may write securities index options in order to close out positions in securities index options which it has purchased. These closing sale transactions enable the Series immediately to realize gains or minimize losses on its options positions. If the Series is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of the securities indices on which options are available. In addition, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Series in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

         Other Risks of Options Transactions. (AMT International Investments). All securities index options purchased by AMT International Investments will be listed and traded on an exchange. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Series is unable to effect a closing purchase transaction with respect to covered options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. AMT International Investments may purchase and sell both options that are traded on U.S. and foreign exchanges and certain options traded in the OTC market in transactions with broker-dealers who make markets in such options.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient interest in trading certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or its clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the clearing organization as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The writing of options on securities involves a risk that a portfolio will be required to sell or purchase such securities at a price less favorable than the current market price and will lose the benefit of appreciation or depreciation in the market price of such securities.

         The Series would incur brokerage commissions or spreads in connection with its options transactions as well as for purchases and sales of underlying securities. Brokerage commissions from options transactions are generally higher than for portfolio securities transactions. The writing of options could result in a significant increase in the Series' turnover rate.

         Indexed Securities. (AMT Limited Maturity Bond Investments, AMT Government Income Investments, AMT International Investments, and AMT Balanced Investments). These Series may invest in securities linked to foreign currencies, interest rates, commodities, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose value at maturity or interest rate rises or falls according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates) and may have return characteristics similar to direct investments in the underlying instrument or to one or more options thereon. However, some indexed securities are more volatile than the underlying instrument itself.

         Futures Contracts and Options Thereon. (AMT International Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments, and AMT Balanced Investments). AMT International Investments may enter into futures contracts for the purchase or sale of individual securities and futures contracts on securities indices which are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and the rules of such foreign exchange. AMT International Investments may purchase and sell futures for bona fide hedging purposes and non-hedging purposes (i.e., in an effort to enhance income) as defined in regulations of the CFTC.

         AMT Limited Maturity Bond, Government Income, and Balanced Investments may purchase and sell interest-rate futures contracts and options thereon. These Series engage in interest rate futures and options transactions in an attempt to hedge against changes in securities prices resulting from expected changes in prevailing interest rates, and they engage in foreign currency futures and options transactions in an attempt to hedge against expected changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures permits a Series to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Series do not engage in transactions in futures or options thereon for speculation; they view investment in (1) interest-rate futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment and (2) foreign currency futures and options thereon as a means of establishing more definitely the effective return on securities denominated in foreign currencies held or intended to be acquired by them.

         A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of securities having a standardized face value and rate of return during a particular month. By purchasing futures on securities, a Series will legally obligate itself to accept delivery of the underlying security and to pay the agreed price. By selling futures on securities, the Series will legally obligate itself to make delivery of the security and receive payment of the agreed price.

         Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the position will be valued by or under the direction of the Trustees of Managers Trust.

         Futures contracts on securities are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or loss. While futures contracts on securities entered into by a Series will usually be liquidated in this manner, the Series may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities are traded assumes responsibility for closing out contracts and guarantees that, if a contract is still open, the sale or purchase of securities will be performed on the settlement date.

         Similarly, a securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of the securities on which the futures contract is based.

         A Series sells futures contracts in order to offset a possible decline in the value of its securities. When a futures contract is sold by a Series, the value of the contract will tend to rise when the value of the Series' securities declines and will tend to fall when the value of such securities increases. A Series purchases future contracts in order to fix what is believed to be a favorable price for securities a Series intends to purchase. If a futures contract is purchased by a Series, the value of the contract will tend to change together with changes in the value of such securities.

         A Series may also purchase put and call options on futures contracts for bona fide hedging and, with respect to AMT International Investments, non-hedging purposes. A put option purchased by a Series would give it the right to assume a position as the seller of a futures contract (assume a "short position"). A call option purchased by a Series would give it the right to assume a position as the purchaser of a futures contract (assume a "long position"). The purchase of an option on a futures contract requires a Series to pay a premium. In exchange for the premium, a Series becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any actions under the contract. If the option cannot be profitably exercised before it expires, the Series' loss will be limited to the amount of the premium and any transaction costs.

         In addition, a Series may write (sell) put and call options on futures contracts for bona fide hedging and, with respect to AMT International Investments, non-hedging purposes. The writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Series intends to purchase. However, a Series becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Conversely, the writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Series' assets. By writing a call option, a Series becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price.

         A Series may enter into closing purchase or sale transactions in order to terminate a futures contract. A Series may close out an option which it has purchased or written by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Series' ability to enter into closing transactions depends on the development and maintenance of a liquid market, which may not be available at all times.

         Although futures and options transactions are intended to enable a Series to manage interest rate, stock market or currency exchange risks, unanticipated changes in interest rates, market prices or currency exchange rates could result in poorer performance than if a Series had not entered into these transactions. Even if N&B Management correctly predicts interest rate, market price or currency rate movements, a hedge could be unsuccessful if changes in the value of a Series' futures position did not correspond to changes in the value of its investments. This lack of correlation between a Series' futures and securities or currency positions may be caused by differences between the futures and securities or currency markets or by differences between the securities underlying the Series' futures position and the securities held by or to be purchased for the Series. N&B Management will attempt to minimize these risks through careful selection and monitoring of a Series' futures and options positions. The ability to predict the direction of the securities markets, interest rates and currency exchange rates involves skills different from those used in selecting securities.

         The prices of futures contracts depend primarily on the value or level of the securities or indices on which they are based. Because there is a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Series will not exactly match the securities the Series wishes to hedge or intends to purchase, and consequently will not provide a perfect hedge against all price fluctuation. To compensate for differences in historical volatility between positions a Series wishes to hedge and the standardized futures contracts available to it, a Series may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase.

         Foreign Currency Transactions. (All Series except AMT Liquid Asset Investments). The Series may engage in foreign currency exchange transactions. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies ("forward contracts") (in amounts not exceeding 5% of each Series' net assets, with respect to AMT Partners and Growth Investments). A Series may enter into forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. AMT International Investments may also enter forward contracts for non-hedging purposes.

         A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

         When a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may wish to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, a Series will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

         When N&B Management believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of a Series' securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

         A Series may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, when N&B Management believes that there is a pattern of correlation between the two currencies. AMT International Investments may also purchase and sell forward contracts for non-hedging purposes when N&B Management anticipates that the foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Series' portfolio.

         When a Series engages in forward contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Series to deliver an amount of foreign currency in excess of the value of the Series' portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, a Series may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Series chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Series into such currency. If the Series engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

         The Series are not required to enter into such transactions and will not do so unless deemed appropriate by N&B Management.

         Using forward contracts to protect the value of a Series' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Series' foreign assets.

         While a Series may enter forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Series may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Series than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Series' portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Series. Such imperfect correlation may cause the Series to sustain losses which will prevent the Series from achieving a complete hedge or expose the Series to risk of foreign exchange loss.

         An issuer of fixed income securities purchased by a Series may be domiciled in a country other than the country in whose currency the instrument is denominated. AMT International Investments may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Series may invest in securities denominated in other currency "baskets." The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Series' ability to prevent potential losses.

          A Series' activities in forward contracts, currency futures contracts and related options and currency options (see below) may be limited by the requirements of federal income tax law applicable to its corresponding Portfolio for qualification as a regulated investment company ("RIC"). See "Additional Tax Information."

         Currency Futures and Related Options. (AMT International Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments, and AMT Balanced Investments). Each of these Series may enter into currency futures contracts and options on such futures contracts in domestic and foreign markets. Each of these Series may sell a currency futures contract or a call option, or it may purchase a put option on such futures contract, if N&B Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of a Series' securities denominated in such currency. If N&B Management anticipates that exchange rates will rise, a Series may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in a particular currency and which the Series intends to purchase. AMT International Investments may also purchase a currency futures contract, or a call option thereon, for non-hedging purposes (i.e., in an effort to enhance income) when N&B Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Series' portfolio. Each Series will use these futures contracts and related options for hedging purposes and, with respect to AMT International Investments, for non-hedging purposes as well (i.e., in an effort to enhance income) as defined in CFTC regulations.

         The sale of a currency futures contract creates an obligation by a Series, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. The purchase of a currency futures contract creates an obligation by a Series, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To close out a currency futures contract sold by a Series, the Series may purchase a currency futures contract for the same aggregate amount of currency and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Series is immediately paid the difference. Similarly, to close out a currency futures contract purchased by a Series, the Series sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Series realizes a gain. Likewise, if the offsetting sale price is less than the purchase price, the Series realizes a loss.

         Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. For the holder of an option, there are no daily payments of cash for "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.

         A risk in employing currency futures contracts to protect against price volatility of portfolio securities which are denominated in a particular currency is that the prices of such securities subject to currency futures contracts may not completely correlate with the behavior of the cash prices of the Series' securities. The correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that N&B Management could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place. When a Series engages in the purchase of currency futures contracts, an amount equal to the market value of the currency futures contract (minus any required margin) will be deposited in a segregated account of securities, cash, or cash equivalents to collateralize the position and thereby limit the use of such futures contracts.

         Put and call options on currency futures have characteristics similar to those of other options. In addition to the risks associated with investing in options on securities, however, there are particular risks associated with transactions in options on currency futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market for such options.

         Options on Foreign Currencies. (All Series except AMT Liquid Asset Investments). Each of these Series may write and purchase covered call and put options on foreign currencies (in amounts not exceeding 5% of each Series' net assets, with respect to AMT Growth and Partners Investments) for the purpose of protecting against declines in the U.S. dollar value of portfolio securities or protecting the dollar equivalent of dividend, interest, or other payment on those securities and against increases in the U.S. dollar cost of securities. A decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, a Series may purchase put options on the foreign currency. If the value of the currency declines, a Series will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Series' securities denominated in that currency.

         Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, a Series may purchase call options on such currency. If the value of such currency increases, the purchase of such call options would enable the Series to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities a Series intends to acquire. As in the case of other types of options transactions, however, the benefit a Series derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Series could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         A Series may also write options on foreign currencies for hedging purposes. For example, if a Series anticipated a decline in the dollar value of foreign currency denominated securities because of declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received by the Series.

         Similarly, a Series could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option will expire unexercised and allow the Series to offset such increased cost up to the amount of the premium. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Series also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         AMT International Investments may purchase call options on currency for non-hedging purposes when N&B Management anticipates that the currency will appreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not included in the Series' portfolio. AMT International Investments may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone. However, in writing covered call options for additional income, AMT International Investments may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, AMT International Investments accepts, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

         AMT International Investments would normally purchase call options for non-hedging purposes in anticipation of an increase in the market value of a currency. AMT International Investments would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise the Series would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by AMT International Investments for the purpose of benefiting from a decline in the value of currencies which it does not own. The Series would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Series would realize either no gain or a loss on the purchase of the put option.

         A call option written on foreign currency by a Series is "covered" if the Series owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. This also would apply to additional cash consideration held in a segregated account by its custodian, upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Series holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by the Series in cash or liquid, high-grade debt securities in a segregated account with its custodian.

         Limitations on Transactions in Options, Futures Contracts and Foreign Currency Transactions. A Series is required to maintain margin deposits with brokerage firms through which it effects futures contracts, and must deposit "initial margin" each time it enters into a futures contract. Such "initial margin" is usually equal to a percentage of the contract's value. In addition, due to current industry practice, daily variation margin payments in cash are required to reflect gains and losses on open futures contracts. As a result, a Series may be required to make additional margin payments during the term of a futures contract. A Series may not purchase or sell futures contracts (including currency futures contracts) or related options on foreign or U.S. exchanges if immediately thereafter the sum of the amounts of initial margin deposits on the Series' existing futures contracts and premiums paid for options on futures (excluding futures contracts and options on futures entered into for bona fide hedging purposes and net of the amount the positions are "in the money") would exceed 5% of the market value of the Series' total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Series, an amount of cash, cash equivalents or securities denominated in the appropriate currency equal to the market value of the futures contracts and options (less any related margin deposits) will be deposited in a segregated account with its custodian to collateralize the position, thereby limiting the use of such futures contracts.

         The extent to which a Series may enter into futures contracts and option transactions may be limited by the requirements of federal income tax law applicable to its corresponding Portfolio for qualification as a RIC. See "Additional Tax Information." A Series generally will not enter into a forward contract with a term of greater than one year. A Series may experience delays in the settlement of its foreign currency transactions.

         When a Series engages in forward contracts for the sale or purchase of currencies, the Series will either cover its position or establish a segregated account. The Series will consider its position covered if it has securities in the currency subject to the forward contract, or otherwise has the right to obtain that currency at no additional cost. In the alternative, the Series will place cash which is not available for investment, liquid, high-grade debt securities or other securities (denominated in the foreign currency subject to the forward contract) in a separate account. The amounts in such separate account will equal the value of the Series' total assets which are committed to the consummation of foreign currency exchange contracts. If the value of the securities placed in the separate account declines, the Series will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments with respect to such contracts.

         Short Sales (AMT Partners Investments, Growth Investments, Balanced Investments and International Investments) and Short Sales Against-the-Box (AMT Partners Investments, Growth Investments, Balanced Investments, Liquid Asset Investments, Limited Maturity Bond Investments, Mid-Cap Investments and International Investments). AMT Partners, Growth, Balanced, and International Investments may enter into short sales of securities to the extent permitted by the Series' nonfundamental investment policies and limitations. Under applicable guidelines of the staff of the SEC, if a Series engages in a short sale of the type referred to in the Prospectus, it must put in a segregated account (not with the broker) an amount of cash or U.S. government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Series replaces the borrowed security, it must daily maintain the segregated account at such a level that (3) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and (4) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short.

         The effect on the Series of engaging in short selling is similar to the effect of leverage. Short selling may exaggerate changes in the corresponding Portfolio's NAV and yield. Short selling may also produce higher than normal portfolio turnover which may result in increased transaction costs to the Series and may result in gains from the sale of securities deemed to have been held for less than three months. Such gains must be limited in order for the Series to qualify as a RIC. See "Additional Tax Information."

         AMT Liquid Asset, Limited Maturity Bond, Partners, Growth, Balanced, Mid-Cap and International Investments may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

         Foreign, Corporate and Government Debt Securities. (All Series). Each Series may invest in foreign corporate bonds and debentures and sovereign debt instruments issued or guaranteed by foreign governments, their agencies or instrumentalities.

         Foreign debt securities are subject to risks similar to those of other foreign securities. In addition, foreign debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and are also subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in such securities only when it concludes that the anticipated return to the Series and the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of the ratings used by Moody's and S&P is included in the Appendix to the SAI. Subsequent to its purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced. In such a case, N&B Management will make a determination as to whether the Series should dispose of the downgraded securities.


         Convertible Securities. (AMT International Investments, AMT Growth Investments, AMT Balanced Investments, AMT Genesis Investments and AMT Partners Investments). Each Series may invest in convertible securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible debt securities are subject to each Series' investment policies and limitations concerning fixed-income investments.


         Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Series is called for redemption, the Series will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the fund's ability to achieve its investment objective.

         Preferred Stock. (AMT International Investments, AMT Growth Investments, AMT Balanced Investments, AMT Genesis Investments and AMT Partners Investments). These Series may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Commercial Paper. (All Series). Commercial paper is a short-term debt security issued by a corporation or bank for purposes such as financing current operations. AMT Growth, Partners, Liquid Asset and International Investments may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality. AMT International Investments may invest in such commercial paper, as a defensive measure, to maintain adequate liquidity or as needed for segregated accounts.

         Each Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While such restricted securities are normally deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by Managers Trust's Board of Trustees.

         Zero Coupon Securities. (All Series). Each of these Series may invest in zero coupon securities (up to 5% of its net assets, with respect to AMT Partners Investments and AMT Limited Maturity Bond Investments), which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or specify a future date when the securities begin paying current interest. Rather, they are issued and traded at a discount from their face amount or par value, which discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

         The discount on zero coupon securities ("original issue discount") is taken into account by each Series prior to the receipt of any actual payments. Because each Portfolio must distribute to its shareholders substantially all of its income (including its share of its corresponding Series' original issue discount) for income tax purposes (see "Additional Tax Information"), a Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Portfolio's distribution requirements.

         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality.

         Municipal Obligations. (AMT Limited Maturity Bond Investments and AMT Balanced Investments). Municipal obligations are issued by or on behalf of states (as used herein, including the District of Columbia), territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities; the interest on which is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes", which are also municipal obligations, are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

         The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations in which a Series invests (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Series' investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Both of these factors could affect the ability of an issuer of municipal securities to meet its obligations.

         Interest Rate Protection Transactions. (AMT Government Income Investments). AMT Government Income Investments may enter into interest rate swaps, caps, floors, and collars. An interest rate swap involves an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount (the "notional principal amount"). In an interest rate cap or floor transaction, one party agrees to make payments to the other party when a specified market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. An interest rate collar transaction involves both a cap and a floor (that is, one party agrees to make payments to the other party when a specified market interest rate goes outside a specified range).

         The Series enters into these transactions only with banks and recognized securities dealers believed by N&B Management to present minimal credit risks in accordance with guidelines established by the Trustees, for the purpose of (1) preserving a return or spread on a particular investment or portion of its portfolio, (2) protecting against an increase in the price of securities it anticipates purchasing at a later date, or (3) effectively fixing the rate of interest it pays on borrowings. The Series uses interest rate protection transactions as hedges and not as speculative investments; these transactions are subject to risks comparable to those described herein with respect to other hedging strategies. If the Series enters into such a transaction and N&B Management incorrectly forecasts interest rates, market values, or other economic factors, the Series would have been in a better position had it not hedged at all. The Series does not treat these transactions as being subject to its borrowing restrictions.

         The Series will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Series enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of its accrued obligations under the swap agreement over the accrued amount it is entitled to receive under the agreement. If the Series enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of its accrued obligations under the agreement.

          The swap market has grown substantially in recent years, with a large number of the participants utilizing standardized swap documentation. Swap agreements are treated as liquid if they can be expected, in N&B Management's judgment, to be able to be sold within seven days at approximately the price at which they are valued. Caps, floors, and collars are more recent innovations for which documentation is less standardized, and accordingly they are less liquid than swaps.

         Short-Term Trading. (AMT Government Income Investments). AMT Government Income Investments may engage in short-term trading. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what N&B Management believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed income securities or changes in the investment objectives of investors.

         Fixed Income Securities. (All Series). Each Series may invest in money market instruments, U.S. Government or Agency securities, and corporate bonds and debentures receiving one of the four highest ratings from S&P, Moody's, or any other NRSRO or, if not rated by any NRSRO, deemed comparable by N&B
Management to such rated securities ("Comparable Unrated Securities"); in addition, AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities rated below investment grade or Comparable Unrated Securities. AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities rated below investment grade, but rated no lower than B by S&P or Moody's, or Comparable Unrated Securities; AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade, but rated no lower than B by S&P or Moody's, or Comparable Unrated Securities. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. A Series relies on the credit evaluations performed by N&B Management and on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by a Series an issue of securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by the Series. In such a case, with respect to all Series except AMT Liquid Asset Investments, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets. With respect to AMT Liquid Asset Investments, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.


                           CERTAIN RISK CONSIDERATIONS

         Although each Series seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that any Series will achieve its investment objective, and an investment in a Portfolio involves certain risks that are described in the sections entitled "Investment Program" and "Description of Investments" in the Prospectus and "Investment Information" in this SAI.


                             PERFORMANCE INFORMATION

         A Portfolio's performance may be quoted in advertising in terms of yield or total return if accompanied by performance of an insurance company's separate account. Each Portfolio's performance figures are based on historical earnings and are not intended to indicate future performance. The share price (except in the case of the Liquid Asset Portfolio), yield and total return of each Portfolio will vary, and an investment in the Portfolio, when redeemed, may be worth more or less than the original purchase price.

Yield Calculations

         The Liquid Asset Portfolio may advertise its "current yield" and "effective yield." The Portfolio's current yield is based on a seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

         The effective yield of the Portfolio is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

         Effective Yield + [(Base Period Return+1)(supercript)365/7]-1

         For the seven calendar days ended December 31, 1996, the current yield of the Liquid Asset Portfolio was ____%. For the same period, the effective yield was ____%.

         Limited Maturity Bond Portfolio and Government Income Portfolio. Each of these Portfolios may advertise its "yield" based on a 30-day (or one-month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

         The annualized yield for the Limited Maturity Bond Portfolio and the Government Income Portfolio for the 30-day period ended December 31, 1996 was ____% and ____%, respectively.

Total Return Computations. (All Portfolios except Liquid Asset and
International).

         A Portfolio may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)[supercript]n =ERV

The average annual total return smooths out year-to-year variations and, in that respect, differs from actual year-to-year results. Of course, past performance cannot be a guarantee of future results. These calculations assume that all dividends and distributions are reinvested.

         The average annual total returns for the Growth Portfolio (and the predecessor of the Growth Portfolio for the period prior to May 1, 1995) for the one-, five-, and ten-year periods ended December 31, 1996, were _____%, _____%, and _____%, respectively.

         The average annual total returns for the Limited Maturity Bond Portfolio (and the predecessor of the Limited Maturity Bond Portfolio for the period prior to May 1, 1995) for the one-, five-, and ten-year periods ended December 31, 1996, were _____%, ____%, and ____%, respectively.

         The average annual total returns for the Balanced Portfolio (and the predecessor of the Balanced Portfolio for the period prior to May 1, 1995) for the one-year and five-year periods ended December 31, 1996, and for the period from February 28, 1989

(commencement of operations), through December 31, 1996, were _____%, _____%, and ____%, respectively.

         The average annual total return for the Partners Portfolio (and the Predecessor of the Partners Portfolio for the period prior to May 1, 1995) for the one year period ended December 31, 1996 and for the period from March 22, 1994 (commencement of operations) through December 31, 1996 was _____% and _____%, respectively.

         The average annual total return for the Government Income Portfolio (and the predecessor of the Government Income Portfolio for the period prior to May 1, 1995) for the one-year period ended December 31, 1996 and from March 22, 1994 (commencement of operations) through December 31, 1996 was _____% and ____%, respectively.

         N&B   Management   has   reimbursed   certain  of  the  Portfolios  and
predecessors of the Portfolios for certain expenses during the periods shown, which has the effect of increasing total return.

         Average annual total returns quoted for the Portfolios include the effect of deducting a Portfolio's expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of a Portfolio through a variable annuity or variable life insurance contract, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a Portfolio's performance to that of other mutual funds.

Comparative Information

         From time to time a Portfolio's performance may be compared with

         (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc. ("Lipper"), C.D.A. Investment Technologies, Inc. ("C.D.A."), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data Inc., Morningstar, Inc. ("Morningstar"), Micropal Incorporated, VARDS and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New
York Times, Kiplingers Personal Finance, and Barron's Newspaper, or

         (2) recognized stock and other indices, such as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 ("S&P 600"), S&P Mid Cap 400 ("S&P 400"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, NASDAQ, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 measures mid-sized companies with an average market capitalization of $1.2 billion. The EAFE(R) Index is an unmanaged index of common stock prices of more than 900 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolios invest in different types of securities from those included in some of these indices.

         Evaluations of a Portfolio's performance and a Portfolio's total return and comparisons may be used in advertisements and in information furnished to present and prospective shareholders. The Portfolios may also be compared to individual asset classes such as common stocks, small cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

                              TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios, advised by Neuberger&Berman and N&B Management.



                                            Positions Held with
Name, Address and Age (1)                         the Trusts                Principal Occupation(s) (2)
---------------------                       ----------------------          -----------------------

Stanley Egener*                             Chairman of the                 Principal of Neuberger&Berman;
  Age: 63                                   Board,  Chief                   President and Director of N&B
                                            Executive Officer               Management; Chairman of the
                                            and Trustee of each             Board, Chief Executive Officer,
                                            Trust                           and Trustee of eight other mutual
                                                                            funds for which N&B Management
                                                                            acts as investment manager, or
                                                                            administrator.

Faith Colish                                Trustee of each                 Attorney at law, Faith Colish, A
63 Wall Street                              Trust                           Professional Corporation.
24th Floor
New York, NY  10005
   Age: 61

Walter G. Ehlers                            Trustee of each                 Consultant; Director of The Turner
6806 Suffolk Place                          Trust                           Corporation, A.B. Chance
Harvey Cedars, NJ 08008                                                     Company, Crescent Jewelry, Inc.
   Age: 64

Leslie A. Jacobson                          Trustee of each                 Counsel to Fried, Frank, Harris,
Hickory Kingdom Road                        Trust                           Shriver & Jacobson, attorneys at
Bedford, NY  10506                                                          law; previously a partner of that
   Age: 86                                                                  firm.

Robert M. Porter                            Trustee of each                 Retired September, 1991;
P.O. Box 33366                              Trust                           Formerly Director of Customer
Kerrville, TX  78029-3366                                                   Relations, Aetna Life & Casualty
   Age: 71                                                                  Company.


                                       53


Ruth E. Salzmann                            Trustee of each                 Retired; Director of John Deere
1556 Pine Street                            Trust                           Insurance Group; Actuarial
Stevens Point, WI  54481                                                    Consultant.
   Age: 78

Peter P. Trapp                              Trustee of each                 President, Ford Life Insurance
777 Ridge Road                              Trust                           Company since April, 1995; prior
Stevens Point, WI  54481                                                    thereto, Consultant from
   Age: 52                                                                  December, 1994 until April, 1995;
                                                                            Formerly Vice President, Sentry
                                                                            Insurance & Mutual Company,
                                                                            and President and Chief
                                                                            Operating Office, Sentry Investors
                                                                            Life Insurance Company until
                                                                            November, 1994.

Lawrence Zicklin*                           President and                   Principal of Neuberger&Berman;
   Age: 61                                  Trustee of each                 Director of N&B Management;
                                            Trust                           President and/or Trustee of five
                                                                            other mutual funds and portfolios
                                                                            for which N&B Management acts
                                                                            as investment manager or
                                                                            administrator.

Daniel J. Sullivan                          Vice President of               Senior Vice President of N&B
   Age: 57                                  each Trust                      Management since 1992; prior
                                                                            thereto, Vice President of N&B
                                                                            Management; Vice President of
                                                                            eight other mutual funds for which
                                                                            N&B Management acts as investment
                                                                            manager or administrator.


                                       54


Michael J. Weiner                           Vice President and              Senior Vice President of N&B
   Age: 50                                  Principal Financial             Management since 1992;
                                            Officer of each                 Treasurer of N&B Management
                                            Trust                           from 1992 to 1996; prior thereto,
                                                                            Vice President and Treasurer of
                                                                            N&B Management; and Treasurer
                                                                            of certain mutual funds for which
                                                                            N&B Management acted as
                                                                            investment adviser; Vice President
                                                                            and Principal Financial Officer of
                                                                            eight other mutual funds for which
                                                                            N&B Management acts as
                                                                            investment manager or
                                                                            administrator.

Claudia A. Brandon                          Secretary of each               Vice President of N&B
   Age: 40                                  Trust                           Management; Secretary of eight
                                                                            other mutual funds for which N&B
                                                                            Management acts as investment
                                                                            manager or administrator.

Richard Russell                             Treasurer and                   Vice President of N&B Manage-
   Age: 50                                  Principal                       ment since 1993; prior thereto,
                                            Accounting Officer              Assistant Vice President of N&B
                                            of each Trust                   Management; Treasurer and
                                                                            Principal Accounting Officer of
                                                                            eight other mutual funds for which
                                                                            N&B Management acts as investment
                                                                            manager or administrator.

Stacy Cooper-Shugrue                        Assistant Secretary             Assistant Vice President of N&B
   Age: 34                                  of each Trust                   Management since 1993; prior
                                                                            thereto, an employee of N&B
                                                                            Management; Assistant Secretary
                                                                            of eight other mutual funds for
                                                                            which N&B Management acts as
                                                                            investment manager or
                                                                            administrator.



                                       55



C. Carl Randolph                            Assistant Secretary             Principal of Neuberger&Berman
   Age: 59                                  of each Trust                   since 1992; prior thereto,
                                                                            employee of Neuberger&Berman;
                                                                            Assistant Secretary of eight other
                                                                            mutual funds for which N&B
                                                                            Management acts as investment
                                                                            manager or administrator.

Barbara DiGiorgio                           Assistant Treasurer             Assistant Vice President of N&B
    Age: 38                                 of each Trust                   Management since 1993; prior
                                                                            thereto, employee of N&B
                                                                            Management; Assistant Treasurer
                                                                            of eight other mutual funds for
                                                                            which N&B Management acts as
                                                                            investment manager or
                                                                            administrator since 1996.

Celeste Wischerth                           Assistant Treasurer             Assistant Vice President of N&B
    Age: 36                                 of each Trust                   Management since 1994; prior
                                                                            thereto, employee of N&B
                                                                            Management; Assistant Treasurer
                                                                            of eight other mutual funds for
                                                                            which N&B Management acts as
                                                                            investment manager or
                                                                            administrator since 1996.




-----------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158-0180.

(2) Except as otherwise indicated, each individual has held the position shown for at least the last five years.


*  Indicates an "interested person" of each Trust within the meaning of the 1940 Act.
Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger&Berman.



                                       56

         The Trust's Trust Instrument and Managers Trust's Declaration of Trust provides that they will indemnify the Trustees and their officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust or Advisers Trust, respectively, unless it is adjudicated that they engaged in bad faith, wilful misfeasance, gross negligence, or reckless disregard of the duties involved in their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


         Trustees who are not officers or employees of N&B Management, Neuberger&Berman and/or the Life Companies or any of their affiliates are paid trustees' fees. For the year ended December 31, 1996, a total of $58,750 in fees was paid to the Trustees as a group by the Trust and a total of $52,000 in fees was paid to the Trustees as a group by Managers Trust. The following table shows 1996 compensation by Trustee.



                               COMPENSATION TABLE
--------------------------------------------------------------------------------------------------------------------------------
        (1)                           (2)                     (3)                    (4)                     (5)
                                                          Pension or
                                                          Retirement                                  Total
                                                          Benefits Accrued      Estimated             Compensation
                                   Aggregate              As Part of            Annual                From Trust and
Name of Person,                    Compensation           Trust's               Benefits Upon         Fund Complex
Position                           From Trust(1)          Expenses              Retirement            Paid to Trustees
--------------------------------------------------------------------------------------------------------------------------------


Stanley Egener,                     None                    None                   None                    None
   Chairman and Trustee

Faith Colish,                      $9,250                   None                   None                 $50,000
   Trustee

Walter G. Ehlers,                  $10,250                  None                   None                 $19,500
   Trustee

Leslie A. Jacobson,                $9,250                   None                   None                 $18,500
   Trustee

Robert M. Porter,                  $10,500                  None                   None                 $20,000
   Trustee

Ruth E. Salzmann,                  $9,500                   None                   None                 $19,000
   Trustee

Peter P. Trapp,                    $2,500                   None                   None                  $5,000
   Trustee

Lawrence Zicklin,                   None                    None                   None                    None
   President and Trustee




(1)      "Aggregate Compensation From Trust" and "Total Compensation From Trust and
         Fund Complex Paid to Trustees" is for the period from January 1 through
         December 31, 1996.


                                       58

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
                          [to be updated by amendment]

         Shares of the Portfolios are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies"). Shares of the Balanced Portfolio are also offered directly to Qualified Plans. As of ___________, 1997 the separate accounts of the Life Companies were known to the Board of Trustees and the management of the Trust to own of record all shares of the Growth, Liquid Asset, Limited Maturity Bond, Partners, and Government Income Portfolios of the Trust and approximately __% of the shares of the Balanced Portfolio of the Trust. There were no shareholders of the International Portfolio or Genesis Portfolio as of this same date. A Trustee of the Trust owns a Variable Contract, the underlying Trust shares of which constitute less than 1% of the total Trust shares issued and outstanding.

         As of __________, 1997, separate accounts of the following Life Companies owned of record or beneficially 5% or more of the Shares of the following Portfolios:

                                                     Percentage of
                                      Shares         Outstanding
                                      Owned          Shares Owned

Liquid Asset Portfolio

Hartford Life Insurance                ________          ____%
Company*
200 Hopmeadow
Simsbury, CT  06070

Sentry Life Insurance Company          ________          ____%
1800 North Point Drive
Stevens Point, WI  54481


Partners Portfolio

Skandia Insurance Company*             ________          ____%
P.O. Box 883
Shelton, CT  06484

Nationwide Life Insurance*             ________          ____%
P.O. Box 182029
Columbus, OH  43218-2029

                                                     Percentage of
                                      Shares         Outstanding
                                      Owned          Shares Owned



Government Income Portfolio

Security Life of Denver*               _______           ____%
8515 East Orchard Road
Englewood, CO  80111-5002

Growth Portfolio

Aetna Life Insurance and Annuity       _______           ____%
151 Farmington Avenue
Hartford, CT  06156

Nationwide Life Insurance*             _______           ____%
P.O. Box 182029
Columbus, OH  43218-2029

Sentry Life Insurance Company          _______           ____%
1800 North Point Drive
Stevens Point, WI  54481

Limited Maturity Bond Portfolio

Nationwide Life Insurance*             _______           ____%
P.O. Box 182029
Columbus, OH  43218-2029

Life of Virginia                       _______           ____%
6610 West Broad Street
Richmond, VA  23261

Penn Mutual Life Insurance             _______           ____%
Company
600 Dresher Road
Horsham, PA  19044

Balanced Portfolio

Hartford Life Insurance Company        _______           ____%
200 Hopmeadow
Simsbury, CT  06070

Life of Virginia                       _______           ____%
6610 West Broad Street
Richmond, VA  23261

Nationwide Life Insurance*             _______           ____%
P.O. Box 182029
Columbus, OH  43218-2029

Penn Mutual Life Insurance             _______           ____%
Company
600 Dresher Road
Horsham, PA  19044

Sentry Life Insurance                  _______           ____%
1800 North Point Drive
Stevens Point, WI  54481



* Separate accounts of the Life Company owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to "control" the Portfolio, as that term is defined in the 1940 Act.

         These Life Companies are required to vote Portfolio shares in accordance with instructions received from owners of Variable Contracts funded by separate accounts with respect to separate accounts of these Life Companies that are registered with the Securities and Exchange Commission as unit investment trusts.

INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES

         All Portfolios and their corresponding Series
                          [to be updated by amendment]

         Neuberger&Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger&Berman and its affiliates were approximately $____ billion as of December 31, 1996. Founded in 1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970's. Most money managers that come to the Neuberger&Berman organization have at least fifteen years of experience. Neuberger&Berman and N&B Management employ experienced professionals that work in a competitive environment.

         Because all of the Portfolios' net investable assets are invested in their corresponding Series, the Portfolios do not need an investment manager. N&B Management serves as each Series' investment manager pursuant to a Management Agreement ("Management Agreement") dated as of May 1, 1995 that was approved by the holders of the interests in all the Series on April 13, 1994 (except with respect to AMT International Investments and AMT Genesis Investments). The Trustees of Managers Trust approved the Management Agreement between AMT International Investments and N&B Management on November 30, 1995, and between AMT Genesis Investments and N&B Management on November 21, 1996.

         The Management Agreement provides in substance that N&B Management will make and implement investment decisions for the Series in its discretion and will continuously develop an investment program for each Series' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Series through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Series, but N&B Management has no current plans to do so.


         N&B Management provides to each Series, without cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers of N&B Management (who also are partners of Neuberger&Berman), who also serve as directors of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." N&B Management provides similar facilities and services to each Portfolio pursuant to an administration agreement dated May 1, 1995 ("Administration Agreement"). Each Portfolio was authorized to become subject to the Administration Agreement by vote of the Trustees on May 26, 1994, and became subject to it on May 1, 1995, except that the Genesis Portfolio became subject to the Administration Agreement on November 21, 1996.


         Prior to May 1, 1995, N&B Management provided investment advisory and administrative services to the predecessor of each Portfolio (except the International Portfolio and the Genesis Portfolio) under an Investment Advisory Agreement ("Prior Agreement") with that Portfolio. As compensation for these services, the predecessors to the Liquid Asset Portfolio and Limited Maturity Bond Portfolio paid N&B Management a fee at the annual rate of 0.50% of the average daily net assets of each of the two Portfolios; the predecessor to the Government Income Portfolio paid N&B Management a fee at the annual rate of 0.60% of the average daily net assets of the Portfolio; the predecessor to the Balanced Portfolio paid N&B Management a fee at the annual rate of 0.70% of the average daily net assets of the Portfolio; and the predecessors to the Growth and Partners Portfolios paid N&B Management a fee at the rate of 0.70% of the first $250 million of average asset value, 0.675% of the next $250 million of average asset value, 0.65% of the next $250 million of average asset value, 0.625% of the next $250 million of average asset value, and 0.60% of the average asset value in excess of $1 billion. The fee rate paid by each predecessor Portfolio under its Prior Agreement is 0.15% lower than the combined management and administrative fees paid by the corresponding successor Portfolio and its corresponding Series under the Management and Administration Agreements. For a description of the Management and Administration fees currently in effect, see "Management and Administration" in the Prospectus.

         During the fiscal years ended December 31 1996, 1995, and 1994, the Portfolios and their corresponding Series (for the period beginning May 1, 1995) and the predescessors of the Portfolios (for the period prior to May 1, 1995) paid management and administration fees by the Portfolios and the Series. For the year ended December 31, 1996, N&B Management was paid management and administration fees as follows (amounts for each Portfolio include management fees paid by that Portfolio's corresponding Series): $ , Liquid Asset Portfolio; $ , Growth Portfolio; $
   , Limited Maturity Bond Portfolio; $ , Balanced Portfolio; $ , Government Income Portfolio; and $ , Partners Portfolio. For the year ended December 31, 1995, N&B Management was paid management and administration fees as follows (amounts for each Portfolio include management fees paid by that Portfolio's corresponding Series from May 1, 1995 to December 31, 1995): $73,935, Liquid Asset Portfolio; $4,086,084, Growth Portfolio; $2,076,233, Limited Maturity Bond Portfolio; $1,584,350, Balanced Portfolio; $10,555, Government Income Portfolio; and $520,757, Partners Portfolio. For the year ended December 31, 1994, N&B Management was paid management fees as follows: $28,699, Liquid Asset Portfolio; $2,508,627, Growth Portfolio; $1,806,336, Limited Maturity Bond Portfolio; $1,217,370, Balanced Portfolio.

         The Management and Administration Agreements each continue until _____ _________, 19___ with respect to each Series or Portfolio, respectively.
The Management Agreement is renewable thereafter from year to year with respect to each Series, so long as its continuance is approved at least annually (1) by the vote of a majority of Managers Trust's Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Series Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of Managers Trust's Trustees or by a 1940 Act majority vote of the outstanding shares in that Series. After the first two years, the Administration Agreement is renewable from year to year with respect to a Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the trustees of the Trust (the "Portfolio Trustees") who are not "interested persons" of N&B Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Management Agreement is terminable with respect to a Series without penalty on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable with respect to a Portfolio without penalty by N&B Management upon at least 120 days' prior written notice to the Portfolio, and by the Portfolio if authorized by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on at least 30 days' written notice to N&B Management. Each Agreement terminates automatically if it is assigned.

Expense Limitation [to be updated by amendment]

         All Portfolios and their corresponding Series

         As noted in the Prospectus under "Management and Administration - Expenses," N&B Management has voluntarily undertaken to limit each Portfolio's expenses by reimbursing each Portfolio for certain operating expenses (including, if necessary, the fees under the Administration Agreement with respect to the Government Income, Liquid Asset, and International Portfolios) and its pro rata share of its corresponding Series' operating expenses (including, if necessary, its fees under the Management Agreement with respect to the Government Income and Liquid Asset Portfolios). A similar arrangement existed with respect to the predecessors of these Portfolios. For the year ended December 31, 1996, N&B Management reimbursed: _______________________. For the year ended December 31, 1995, N&B Management reimbursed the Liquid Asset and Government Income Portfolios $27,683 and $46,494, respectively. For the year or period ended December 31, 1994, N&B Management reimbursed the predecessors of the Liquid Asset and Government Income Portfolios $785 and $11,752, respectively. No reimbursements were necessary for the years ended December 31, 1993 for the predecessor fund of the Liquid Asset Portfolio. The International Portfolio and AMT International Investments, and the Genesis Portfolio and AMT Genesis Investments had not yet commenced investment operations as of December 31, 1996.

         As noted in the Prospectus under "Management and Administration - Expenses," N&B Management has undertaken to limits certain operating expenses of AMT International Investments and the International Portfolio, respectively.
The International

Portfolio and AMT International Investments have not yet commenced investment operations.


Management and Control of N&B Management

         The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Guiliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert
I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Susan Switzer, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Celeste Wischerth, Assistant Vice President; Kim Marie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Giuliano, Lainoff, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Prindle and Vale are principals of Neuberger&Berman.


          Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio and Wischerth are officers of each Trust. C. Carl Randolph, a general principal of Neuberger&Berman, also is an officer of each Trust.

         All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger&Berman.

Sub-Adviser


         N&B Management retains Neuberger&Berman LLC ("Neuberger&Berman"), 605 Third Avenue, New York, NY 10158, as a sub-adviser with respect to each Series. Except with respect to the International Portfolio and the Genesis Portfolio, the Sub-Advisory Agreement was authorized by the Portfolios' predecessors' shareholders on August 25, 1994 and was approved by the holders of the interests in each Series on April 13, 1994.

The Sub-Advisory Agreement was authorized by the Trustees of Managers Trust with respect to AMT International Investments on November 30, 1995, and with respect to AMT Genesis Investments on November 21, 1996.


         The Sub-Advisory Agreement provides in substance that Neuberger&Berman will furnish to N&B Management such investment recommendations and research information, of the same type as Neuberger&Berman from time to time provides to its partners and employees for use in managing client accounts, as N&B Management reasonably requests. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger&Berman. This research staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of research partners who are also available for consultation with N&B Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger&Berman will be paid for by N&B Management on the basis of the direct and indirect costs to Neuberger&Berman in connection with those services. Neuberger&Berman also serves as a sub-adviser for all of the other mutual funds advised by N&B Management.

         The Sub-Advisory Agreement continues until _____________, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Series by the Series Trustees, by a 1940 Act majority vote of the outstanding Series shares, by N&B Management, or by Neuberger&Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Series if it is assigned or if the Management Agreement terminates with respect to the Series.

         The Series are subject to certain limitations imposed on all advisory clients of Neuberger&Berman (including the Series, Other N&B Funds, and other accounts) and personnel of Neuberger&Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger&Berman that limit the aggregate purchases, by all accounts under management, of outstanding shares of public companies.

Investment Companies Advised [to be updated by amendment]

         N&B Management currently serves as investment adviser or manager of the following investment companies with aggregate net assets of approximately $___ billion, as of December 31, 1996. Neuberger&Berman acts as sub-adviser to these investment companies.

                                                                Approximate Net
                                                                   Assets at
Name                                                           February   , 1997

Neuberger&Berman Cash Reserves . . . . . . .                    $___________
  Portfolio (investment portfolio for
  Neuberger&Berman Cash Reserves)


Neuberger&Berman Government Money . . . .                       $___________
  Portfolio (investment portfolio for
  Neuberger&Berman Government Money
  Fund)

Neuberger&Berman Limited Maturity Bond . .                      $___________
  Portfolio (investment portfolio for
  Neuberger&Berman Limited Maturity
  Bond Fund and Neuberger&Berman
  Limited Maturity Bond Trust)

Neuberger&Berman Ultra Short Bond . . . . . .                   $___________
  Portfolio (investment portfolio for
  Neuberger&Berman Ultra Short Bond
  Fund and Neuberger&Berman Ultra Short
  Bond Trust)


Neuberger&Berman Municipal Money . . . . . .                    $___________
  Portfolio (investment portfolio for
  Neuberger&Berman Municipal Money Fund)

Neuberger&Berman Municipal Securities . . . .                   $___________
  Portfolio (investment portfolio for
  Neuberger&Berman Municipal Securities
  Trust)

Neuberger&Berman New York Insured . . . . .                     $___________
  Intermediate Portfolio (investment portfolio for Neuberger&Berman New York Insured
  Intermediate Fund)

Neuberger&Berman Genesis Portfolio . . . . . .                  $___________
  (investment portfolio for Neuberger&Berman
  Genesis Fund and Neuberger&Berman
  Genesis Trust)

Neuberger&Berman Guardian Portfolio . . . . .                   $___________
  (investment portfolio for Neuberger&Berman
  Guardian Fund, Neuberger&Berman
  Guardian Trust and Neuberger&Berman
  Guardian Assets)


Neuberger&Berman Manhattan Portfolio . . . .                    $___________
  (investment portfolio for Neuberger&Berman
  Manhattan Fund, Neuberger&Berman
  Manhattan Trust and Neuberger&Berman
  Manhattan Assets)

Neuberger&Berman International Portfolio......                  $___________
  (investment portfolio for Neuberger&Berman
  International Fund)

Neuberger&Berman Partners Portfolio . . . . .                   $___________
  (investment portfolio for Neuberger&Berman
  Partners Fund, Neuberger&Berman
  Partners Trust and Neuberger&Berman
  Partners Assets)

Neuberger&Berman Focus Portfolio . . . . . . .                  $___________
  (investment portfolio for Neuberger&Berman
  Focus Fund, Neuberger&Berman Focus
  Trust and Neuberger&Berman Focus Assets)

Neuberger&Berman Socially Responsive  . . .                     $___________
  Portfolio (investment portfolio for
  Neuberger&Berman Socially Responsive Fund,
  Neuberger&Berman NYCDC Socially
  Responsive Trust and Neuberger&Berman
  Socially Responsive Trust)

Neuberger&Berman Advisers Managers. . . . . .                   $___________
 Trust (six series)

         In addition, Neuberger&Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity with assets of $___________________, $____________________, and $__________________, respectively, at _____________________, 1997.

         The investment decisions concerning each Series and the other funds and portfolios referred to above (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Series. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Series to achieve their objectives may differ.

         There may be occasions when a Series and one or more of the Other N&B Funds will be contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions will be averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement could have a detrimental effect on the price or volume of the securities as to a Series, in other cases it is believed that a Series's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Series Trustees that the desirability of each Series having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions. The investment results achieved by all of the funds advised by N&B Management, and Neuberger&Berman (as adviser and sub-adviser) have varied from one another in the past and are likely to vary in the future.


                            DISTRIBUTION ARRANGEMENTS

         N&B Management serves as the distributor ("Distributor") in connection with the offering of each Portfolio's shares. In connection with the sale of its shares, each Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally or through the mails. The Distributor is the Portfolio's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Portfolios' shares. The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust, which is described in the Prospectus.

         The Trust, on behalf of each Portfolio, and the Distributor are parties to a Distribution Agreement dated May 1, 1995, that continues until ___________. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Portfolio Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Investment Advisory Agreement.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

         The Portfolios are normally open for business each day the NYSE is open ("Business Day"). The right to redeem a Portfolio's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted,
(3) when an emergency exists as a result of which disposal by the Portfolio's corresponding Series of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Series fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Portfolio's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in
(2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

Redemptions in Kind

         Each Portfolio reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Portfolio, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Trust's Trustees determined that it was in the best interests of a Portfolio's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

         Each Portfolio distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) amounts equal to substantially all of its proportionate share of its corresponding Series' net investment income (after deducting expenses incurred directly by the Portfolio), net capital gains (both long-term and short-term) and, with respect to all Portfolios except the Liquid Asset Portfolio, net realized gains from foreign currency transactions, if any. Each Portfolio calculates its net investment income and NAV as of the close of regular trading on the NYSE on each Business Day (currently 4:00 p.m. Eastern time). A Series' net investment income consists of all income accrued on portfolio assets less accrued expenses; realized gains and losses are reflected in a Series' NAV (and, hence, its corresponding Portfolio's NAV) until they are distributed and are not included in net investment income. With respect to the Government Income, Growth, Partners, Balanced, Limited Maturity Bond and International Portfolios, dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in February. The Liquid Asset Portfolio distributes to its shareholders substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses) and net realized capital gains. Income dividends are declared daily for the Liquid Asset Portfolio at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in February.

                           ADDITIONAL TAX INFORMATION

Taxation of the Portfolios

         In order to continue to qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended ("Code"), each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, with respect to all Portfolios except the Liquid Asset Portfolio, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in securities or those currencies ("Income Requirement");
(2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- Hedging Instruments (other than those on foreign currencies), or foreign currencies (or Hedging Instruments thereon) that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service ("Service") that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements described above to qualify as a RIC.

         See the next section for a discussion of the tax consequences to the Portfolios of distributions to them from the Series, investments by the Series in certain securities, and (except for AMT Liquid Asset Investments) hedging transactions engaged in by the Series.

Taxation of the Series

         Managers Trust has received a ruling from the Service to the effect that, among other things, each Series will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, no Series will be subject to federal income tax; instead, each investor in a Series, such as a Portfolio, will be required to take into account in determining its federal income tax liability its share of the Series' income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Series. A Series also will not be subject to Delaware or New York income or franchise tax.

         Because, as noted above, each Portfolio will be deemed to own a proportionate share of its corresponding Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements to qualify for treatment as a RIC, each Series intends to conduct its operations so that its corresponding Portfolio will be able to satisfy all those requirements.

         Distributions to a Portfolio from its corresponding Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Portfolio's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Portfolio's basis for its interest in the Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Portfolio's entire interest in the Series and includes a disproportionate share of any unrealized receivables held by the Series, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolios. A Portfolio's basis for its interest in its corresponding Series generally will equal the amount of cash and the basis of any property the Portfolio invests in the Series, increased by the Portfolio's share of the Series' net income and gains and decreased by (a) the amount of cash and the basis of any property the Series distributes to the Portfolio and (b) the Portfolio's share of the Series' losses.

         Dividends, interest, and in some cases, capital gains received by a Series may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however.

         AMT Balanced, Growth, Partners, Genesis and International Investments may invest in the stock of "passive foreign investment companies" ("PFICs").
A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Series holds stock of a PFIC, its corresponding Portfolio (indirectly through its interest in the Series) will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.


         If a Series invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of its corresponding Portfolio's incurring the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the Series' pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement -- even if those earnings and gain were not received by the Series. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         The "Tax Simplification and Technical Corrections Bill of 1993," passed in May 1994 by the House of Representatives, would have substantially modified the taxation of U.S. shareholders of foreign corporations, including eliminating the provisions described above dealing with PFICS and replacing them (and other provisions) with a regulatory scheme involving entities called "passive foreign corporations." Three similar bills were passed by Congress in 1991 and 1992 and vetoed. It is unclear at this time whether, and in what form, the proposed modifications may be enacted into law.

         Pursuant to proposed regulations that are not currently effective, open-end RICs, such as the Portfolios, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

         The use by the Series (except AMT Liquid Asset Investments) of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses they realize in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in Hedging Instruments derived by a Series with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Portfolio under the Income Requirement. However, income from the disposition by a Series of options and futures contracts (generally other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Portfolio if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments thereon, that are not directly related to a Series' principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Portfolio if they are held for less than three months.

         If a Series (except AMT Liquid Asset Investments) satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. A Series will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Series does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Portfolio to continue to qualify as a RIC.

         Exchange-traded futures contracts and listed options thereon constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) at the end of a Series' taxable year, sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss; however, in certain cases where the futures contract relates to a foreign currency, the gain or loss may be ordinary rather than capital.

         AMT Limited Maturity Bond Investments may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Series after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, the Series may elect to include market discount in its gross income currently, for each taxable year to which it is attributable. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity.

         AMT Partners, AMT Balanced and AMT Government Income Investments each may acquire zero coupon or other securities issued with OID. As the holder of those securities, each Series (and, through it, its corresponding Portfolio) must take into account the OID that accrues on the securities during the taxable year, even if no corresponding payment on the securities is received during the year. Because each Portfolio annually must distribute substantially all of its income (including its share of its corresponding Series' accrued OID) in order to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Series actually receives. Those distributions will be made from a Portfolio's (or its share of its corresponding Series') cash assets or, if necessary, from the proceeds of the Series' sales of portfolio securities. These actions are likely to reduce the Series' and Portfolios' assets and may thereby increase its expense ratio and decrease its rate of return. A Series may realize capital gains or losses from those sales, which would increase or decrease its corresponding Series' investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Series' ability to sell other securities or Hedging Instruments held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

         Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while AMT Government Income Investments intends to account for such transactions in a manner the Series deems to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of the Government Income Portfolio as a regulated investment company might be affected. The Series and Portfolio intend to monitor developments in this area. Certain requirements that must be met under the Code in order for the Government Income Portfolio to qualify as a regulated investment company may limit the extent to which the Series will be able to engage in swap agreements.


                        VALUATION OF PORTFOLIO SECURITIES

         The Liquid Asset Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves the corresponding Series valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. The Liquid Asset Series uses that valuation method to try to enable its corresponding Portfolio to so stabilize those prices. Although the Portfolio's reliance on Rule 2a-7 and the Series' use of that valuation method should enable the Portfolio, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in the Liquid Asset Portfolio is neither insured nor guaranteed by the U.S.
Government.

         AMT International Investments invests primarily in securities of foreign issuers which are traded on foreign exchanges or in other foreign markets. Foreign securities may trade on days when the NYSE is closed, such as Saturdays and U.S. national holidays. However, the International Portfolio's net asset value ("NAV") will be determined only on the days when the NYSE is open for trading. Therefore, the International Portfolio's NAV may be significantly affected by such foreign trading on days when shareholders have no access to redeem or purchase shares of the Portfolio.

         Each Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern Time.

                             PORTFOLIO TRANSACTIONS

All Series (except AMT International Investments)


     Neuberger&Berman acts as each Series's principal broker to the extent a broker is used in the purchase and sale of portfolio securities (other than the substantial portion of the portfolio transactions of AMT Genesis Investments that involves securities traded on the OTC market; AMT Genesis Investments purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities) and in connection with the writing of covered call options on their securities. Transactions in portfolio securities for which Neuberger&Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.


         To the extent a broker is not used, purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Series usually do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and transactions placed through dealers serving as market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Series' policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Series or N&B Management. Some of these research services may be of value to N&B Management in advising its various clients (including the Series) although not all of these services are necessarily used by N&B Management in managing the Series. Under certain conditions, a Series may pay higher brokerage commissions in return for brokerage and research services, although no Series has a current arrangement to do so. In any case, each Series may effect principal transactions with a dealer who furnishes research services, designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any dealer in connection with the acquisition of securities in underwritings.

AMT International Investments

         Neuberger&Berman may act as broker for AMT International Investments in the purchase and sale of portfolio securities and in the purchase and sale of options, and for those services would receive brokerage commissions.

All Series [to be updated by amendment]

         During the years ended December 31, 1996, 1995 and 1994, AMT Growth Investments (and the predecessor of the Growth Portfolio for the period prior to May 1, 1995) paid total brokerage commissions of $_______, $721,943 and $410,537, respectively, of which $_________, $466,157 and $321,277, respectively were paid to Neuberger&Berman. Transactions in which that Series (and the predecessor of the Growth Portfolio for the period prior to May 1, 1995) used Neuberger&Berman as broker comprised ____% and 69.6% respectively of the aggregate dollar amount of transactions involving the payment of commissions, and 64.6% and ____% respectively of the aggregate brokerage commissions paid by it during the years ended December 31, 1996 and 1995. _____% of the $_______ paid to other brokers by that Series during the year ended December 31, 1996 (representing commissions on transactions involving approximately $__________) and 91.6% of the $255,776 paid to other brokers by the predecessor of the Growth Portfolio (and the predecessor of the Growth Portfolio for the period prior to May 1, 1995) during the year ended December 31, 1995 (representing commissions on transactions involving approximately $97,079,789) was directed to those brokers because of research services they provided. During the year ended December 31, 1996, that Series acquired securities of the following of its Regular Broker-Dealers ("B/Ds"): _____________________; at that date, that Series held the securities of its Regular B/Ds with an aggregate value as follows: ______________________.

         During the years ended December 31, 1996, 1995 and 1994, AMT Balanced Investments (and the predecessor of the Balanced Portfolio for the period prior to May 1, 1995) paid total brokerage commissions of $__________, $218,734 and $135,836 respectively, of which $__________, $154,773 and $107,420 respectively were paid to Neuberger&Berman. Transactions in which that Series (and the predecessor of the Balanced Portfolio for the period prior to May 1, 1995) used Neuberger&Berman as broker comprised _____% and 75.1% respectively of the aggregate dollar amount of transactions involving the payment of commissions, ____% and 70.8% respectively of the aggregate brokerage commissions paid by it during the years ended December 31, 1996 and 1995. ____% of the $_________ paid to brokers by that series during the year ended December 31, 1996 (representing commissions on transactions of approximately $_______), and 91.1% of the $63,961 paid to other brokers by that Series (and the predecessor  of the  Balanced  Portfolio  for the  period  prior to May 1, 1995)
during the year ended December 31, 1995 (representing commissions on transactions involving approximately $25,896,846) was directed to those brokers because of research services they provided. During the year ended December 31, 1996, the Series acquired securities of the following of its Regular B/Ds:
__________________________; at that date, that Series held the securities of its Regular B/Ds with an aggregate value as follows:
------------------------------.

         During the year ended December 31, 1996 and 1995 and the period March 22, 1994 to December 31, 1994, AMT Partners Investments (and the predecessor of the Partners Portfolio for the period prior to May 1, 1995) paid total brokerage commissions of $_________, $457,962 and $27,115 respectively of which $_________, $307,520 and $26,321, respectively were paid to Neuberger&Berman. Transactions in which that Series (and the predecessor of the Partners Portfolio for the period prior to May 1, 1995) used Neuberger&Berman as broker comprised _____%, 68.5% and 97.4% respectively of the aggregate dollar amount of transactions involving the payment of commissions, and _____%, 67.2% and 97.1% respectively of the aggregate brokerage commissions paid by it during the years ended December 31, 1996 and 1995, and the period ended December 31, 1994. ____% of the $________ paid to brokers by that series during the year ended December 31, 1996 (representing commissions on transactions of approximately $________), and 96.0% of the $150,442 paid to other brokers by that Series (and the predecessor of the Partners Portfolio for the period prior to May 1, 1995) for the year ended December 31, 1995 (representing commissions on transactions involving approximately $75,234,281) was directed to those brokers because of research services they provided. During the period ended December 31, 1996, that Series acquired securities of the following of its Regular B/Ds:
_______________________; at that date, that Series held securities of its Regular B/Ds with aggregate value as follows:
-----------------------.

         During the year ended December 31, 1996, AMT Liquid Asset Investments acquired securities of the following of its Regular B/Ds:
______________________________; at that date that Series held securities of its Regular B/Ds with aggregate value as follows:
-------------------------------.

         During the year ended  December 31,  1996,  AMT Limited  Maturity  Bond
Investments   acquired   securities  of  the  following  of  its  Regular  B/Ds:
______________________________; at that date that Series held securities of its Regular B/Ds with aggregate value as follows:
-----------------------------------.

         During the year ended December 31, 1996, AMT Government Income Investments acquired securities of the following of its Regular B/Ds:
____________________________; at that date the series held securities of its Regular B/Ds as follows:
---------------------------------------.

         Insofar as portfolio transactions of AMT Partners Investments result from active management of equity securities, and insofar as portfolio transactions of AMT Growth Investments result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Series to brokers (including Neuberger&Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

         Portfolio securities are from time to time loaned by AMT Growth, Partners and International Investments to Neuberger&Berman in accordance with the terms and conditions of an order issued by the Securities and Exchange Commission, excepting such transactions from certain provisions of the 1940 Act which would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by each Series to Neuberger&Berman must be fully secured by cash collateral. Under the order, the portion of the income on cash collateral from securities loans involving Neuberger&Berman which may be shared with that firm is determined with reference to the concurrent arrangements between Neuberger&Berman and other non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger&Berman borrows securities from a Series in order to relend them to others, Neuberger&Berman is required to pay over to the Series, on a quarterly basis, certain "excess earnings" that Neuberger&Berman otherwise has derived from the relending of securities borrowed from the Series. When Neuberger&Berman desires to borrow a security which a Series has indicated a willingness to lend, Neuberger&Berman must borrow such security from the Series rather than from an unaffiliated lender unless an unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Series. If a Series' expenses exceed its income in any securities loan transaction with Neuberger&Berman, Neuberger&Berman must reimburse the Portfolio for such loss.

         Each Series may also lend securities to unaffiliated entities, including brokers or dealers, banks and other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Series. During the time securities are on loan, the borrower will pay the Series an amount equivalent to any dividends or interest paid on such securities, and the Series may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Series or the borrower. The Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         In effecting securities transactions, each Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Series may use Neuberger&Berman as broker where, in the judgment of N&B Management, (which is affiliated with Neuberger&Berman), the firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Series' knowledge, however, no affiliate of any Series receives give-ups or reciprocal business in connection with its securities transactions. All brokerage transactions with Neuberger&Berman (or any other affiliated broker-dealer) will be conducted in accordance with Rule 17e-1 under the 1940 Act.

         The use of Neuberger&Berman as a broker for a Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934 ("Section 11(a)"). Section 11(a) prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, except in situations where they have obtained the express authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees of the Series has expressly authorized Neuberger&Berman to execute exchange transactions for the Series, and Neuberger&Berman complies with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by a Series to Neuberger&Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Series' policy that the commissions to be paid to Neuberger&Berman must, in N&B Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger&Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger&Berman acts as a clearing broker for another brokerage firm and customers of Neuberger&Berman considered by a majority of the Independent Series Trustees not to be comparable to the Series. The Series do not deem it practicable and in their best interest to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger&Berman from acting as principal in the purchase or sale of securities for a Series's account, unless an appropriate exemption is available.

         A committee of Independent Series Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger&Berman to the Series and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger&Berman effects brokerage transactions for the Series must be reviewed and approved no less often than annually by a majority of the Independent Series Trustees.

         To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders simultaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         Each Series expects that it will continue to execute a portion of its transactions through brokers other than Neuberger&Berman. In selecting those brokers, N&B Management will consider the quality and reliability of brokerage services, including execution capability and performance and financial responsibility, and may consider the research and other investment information provided by those brokers, and the willingness of particular brokers to sell the Variable Contracts issued by the Life Companies.

         A committee, comprised of N&B Management officers and partners of Neuberger&Berman who are portfolio managers of some of the Series and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger&Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers and, based on this evaluation, establishes a list and projected ranking of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger&Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions charged by a broker other than Neuberger&Berman may be greater than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services provide the Series with benefits by supplementing the research otherwise available to them. That research information may be used by Neuberger&Berman and N&B Management in servicing their respective funds and, in some cases, by Neuberger&Berman in servicing the Managed Accounts. On the other hand, research information received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger&Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Series' benefit.


         Theodore P. Guiliano, Mark R. Goldstein and Michael M. Kassen, each of whom is a principal of Neuberger&Berman and a Vice President of N&B Management (and, with respect to Mr. Guiliano, also a director of N&B Management), Josephine P. Mahaney, Thomas Wolfe, Judith Vale and William Cunningham, each of whom is an employee of Neuberger&Berman and a Vice President of N&B Management, and Robert I. Gendelman, who is an employee of Neuberger&Berman and an Assistant Vice President of N&B Management, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of the Series (except AMT International Investments). Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.

         Felix Rovelli, a Vice President of N&B Management, is the person primarily responsible for making decisions as to specific action to be taken with respect to the AMT International Investments. He has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.


Portfolio Turnover

         The portfolio turnover rate is the lesser of the cost of the securities purchased or the value of the securities sold, excluding all securities, including options, whose maturity or expiration date at the time of acquisition was one year or less, divided by the average monthly value of such securities owned during the year.


                             REPORTS TO SHAREHOLDERS

         Shareholders of each Portfolio receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Portfolio and for its corresponding Series. Each Portfolio's report shows the investments owned by its corresponding Series and the market values thereof and provides other information about the Portfolio and its operations. In addition, the report contains the Portfolio's financial statements, including the Portfolio's beneficial interest in its corresponding Series.


                                    CUSTODIAN

         Each Portfolio and Series has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash.

                              INDEPENDENT AUDITORS

         Each Portfolio and Series has selected ____________________ as the independent auditors who will audit its financial statements.


                                  LEGAL COUNSEL

         Each Portfolio and Series has selected Dechert Price & Rhoads, 1500 K Street, N.W., Suite 500, Washington, D.C. 20005 as legal counsel.


                             REGISTRATION STATEMENT

         This SAI and Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

         Statements contained in this SAI and Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                              FINANCIAL STATEMENTS


         [To be provided in a Post-Effective Amendment prior to or on the effectiveness of this Post-Effective Amendment No. 21 to the Trust's Registration Statement.]

                                                                     Appendix A

                              RATINGS OF SECURITIES

S&P corporate bond ratings:


         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-Leading market positions in well-established industries.

-High rates of return on funds employed.

-Conservative capitalization structures with moderate reliance on debt and ample asset protection.

-Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                                                    Appendix B

                        A CONVERSATION WITH ROY NEUBERGER

The Art of Investing:
A Conversation with Roy Neuberger

                       "I firmly believe that if you want
                       to manage your own money, you must
                       be a student of the market. If you
                       are unwilling or unable to do that,
                        find someone else to manage your
                                 money for you."


                                NEUBERGER&BERMAN

          [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                           During my more than  sixty-five  years of buying  and
                  selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                                           \s\ Roy R. Neuberger




                                   YOU'VE BEEN ABLE TO
                                   CONDENSE SOME OF THE
                                   CHARACTERISTICS OF
                                   SUCCESSFUL INVESTING INTO
                                   FIVE "RULES."  WHAT ARE
                                   THEY?


                                   Rule #1:  Be flexible.  My
                                   philosophy has necessarily
                                   changed from time to time
                                   because of events and
                                   because of mistakes.  My
                                   views change as economic,
                                   political, and
                                   technological changes occur
                                   both on and sometimes off
                                   our planet.  It is
                                   imperative that you be
                                   willing to change your
                                   thoughts to meet new
                                   conditions.


                                   Rule #2: Take your
                                   temperament into account.
                                   Recognize whether you are
                                   by nature very speculative
                                   or just the opposite --
                                   fearful, timid of taking
                                   risks. But in any event --



                                       B-5



Diversify your                     Rule #3: Be broad-gauged.
investments,                       Diversify your investments,
make sure that                     make sure that some of your
some of your                       principal is kept safe, and
principal is                       try to increase your income
kept safe, and                     as well as your capital.
try to increase
your income as
well as your
capital.                           [PICTURE OF ROY NEUBERGER]







                                   Rule #4: Always remember
                                   there are many ways to skin
                                   a cat!  Ben Graham and David
                                   Dodd did it  by
                                   understanding  basic  values.
                                   Warren Buffet invested his
                                   portfolio in a handful of
                                   long-term  holdings,  while
                                   staying  involved with the
                                   companies' managements.
                                   Peter Lynch chose to
                                   understand, first-hand, the
                                   products of many hundreds
                                   of the companies he
                                   invested in. George Soros
                                   showed his genius as a
                                   hedge fund investor who
                                   could decipher world
                                   currency trends.  Each has
                                   been successful in his own way.
                                   But to be  successful,
                                   remember  to-



                                   Rule #5: Be skeptical. To
                                   repeat a few well-worn
                                   useful phrases:

                                            A. Dig for yourself.
                                            B. Be from Missouri.
                                            C. If it sounds too
                                            good to be true, it
                                            probably is.



                                       B-6




                                   IN YOUR 65 YEARS OF  INVESTING  ARE THERE ANY
                                   GENERAL  PATTERNS  YOU'VE  OBSERVED AS TO HOW
                                   THE MARKET BEHAVES?


                                   Every  decade  that I've been  involved  with
                                   Wall  Street  has a  nuance  of its  own,  an
                                   economic and social  climate that  influences
                                   investors.  But generally,  bull markets tend
                                   to be  longer  than bear  markets,  and stock
                                   prices   tend  to  go  up  more   slowly  and
                                   erratically  than they go down.  Bear markets
                                   tend to be shorter and of greater  intensity.
                                   The   market   rarely   rises   or   declines
                                   concurrently with business cycles longer than
                                   six months.


                                   AS A LEGENDARY "VALUE
                                   INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?


                                   Value investing means finding the best values
                                   --either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is attractive relative to the market as a whole.


                                   COULD YOU DESCRIBE A STOCK
                                   WITH "GOOD VALUE"?



                                       B-7



                                   A classic example is a company that has a low
                                   price to earnings  ratio, a low price to book
                                   ratio,  free  cash  flow,  a  strong  balance
                                   sheet,    undervalued    corporate    assets,
                                   unrecognized   earnings   turnaround  and  is
                                   selling  at  a  discount  to  private  market
                                   value.


                                   These   characteristics   usually   lead   to
                                   companies that are  under-researched and have
                                   a  high  degree  of  inside   ownership   and
                                   entrepreneurial management.


                                   One of my colleagues at Neuberger&Berman says he finds his value stocks either "under a cloud" or "under a rock." "Under a cloud" stocks are those Wall Street in general doesn't like, because an entire industry is out of favor and even the good stocks are being dropped. "Under a rock" stocks are those Wall Street is ignoring, so you have to uncover them on your own.


                                   ARE THERE OTHER KEY
                                   CRITERIA YOU USE TO JUDGE
                                   STOCKS?



                                       B-8


                                   I'm more interested in longer-term  trends in
                                   earnings  than  short-term  trends.  Earnings
                                   gains  should  be the  product  of  long-term
                                   strategies,   superior   management,   taking
                                   advantage  of business  opportunities  and so
                                   on.  If these  factors  are in  their  proper
                                   place,  short-term  earnings should not be of
                                   major  concern.  Dividends  are an  important
                                   extra because,  if they're stable,  they help
                                   support the price of the stock.


                                   WHAT ABOUT SELLING STOCKS?


                                   Most individual investors should invest for the long term but not mindlessly. A sell discipline, often neglected by investors, is vitally important.


"One should fall                   One should fall in love
in love with                       with ideas, with people, or
ideas, with                        with idealism.  But in my
people or with                     book, the last thing to
idealism.  But                     fall in love with is a
in my book, the                    particular security. It is
last thing to                      after all just a sheet of
fall in love                       paper indicating a part
with is a                          ownership in a corporation
particular                         and its use is purely
security."                         mercenary.  If you must
                                   love a  security,  stay in love with it until
                                   it gets  overvalued;  then let somebody  else
                                   fall in love.


                                       B-9



                           [PICTURE OF ROY NEUBERGER]







                                      B-10


                                   ANY OTHER ADVICE FOR
                                   INVESTORS?


* I firmly believe that if you want to manage your own money, you must be a student of the market. If you're unwilling or unable to do that, find someone else to manage your money for you. Two options are a well-managed no-load mutual fund or, if you have enough assets for separate account management, a money manager you trust with a good record.


                                   HOW WOULD YOU DESCRIBE YOUR
                                   PERSONAL INVESTING STYLE?


                                   Every  stock I buy is bought to be sold.  The
                                   market is a daily  event,  and I  continually
                                   review  my   holdings   looking  for  selling
                                   opportunities.  I take a profit  occasionally
                                   on  something  that has gone up in price over
                                   what was  expected  and  simultaneously  take
                                   losses  whenever  misjudgment  seems evident.
                                   This creates a reservoir of buying power that
                                   can be used to make fresh  judgments  on what
                                   are the best  values  in the  market  at that
                                   time.  My active  investing  style has worked
                                   well  for me over  the  years,  but for  most
                                   investors I recommend a longer-term approach.



                                      B-11


                                   I tend not to worry very must about the day to day swings of the market, which are very hard to comprehend. Instead, I try to be rather clever in diagnosing values and trying to win 70 to 80 percent of the time.


                                   YOU BEGAN INVESTING IN
                                   1929.  WHAT WAS YOUR
                                   EXPERIENCE WITH THE "GREAT
                                   CRASH"?


                                   The only money I managed in the Panic of 1929
                                   was my own. My portfolio was down about 12 percent, and I had an uneasy feeling about the market and conditions in general. Those were the days of 10 percent margin. I studied the lists carefully for a stock that was overvalued in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared overvalued. There were no dividends, little income, a low net worth and a weak financial position. I sold RCA short in the amount equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.


                                   HOW DID THE CRASH OF 1929
                                   AFFECT YOUR INVESTING
                                   STYLE?


                                      B-12


                                   I am prematurely bearish when the market goes up for a long time and everybody is happy because they are richer. I am very bullish when the market has gone down perceptibly and I feel it has discounted any troubles we are going to have.


                                   HOW IMPORTANT ARE
                                   PSYCHOLOGICAL FACTORS TO
                                   MARKET BEHAVIOR?


                                   There  are  many   factors  in   addition  to
                                   economic statistics or security analysis in a
                                   buy or sell  decision.  I believe  psychology
                                   plays an important  role in the Market.  Some
                                   people  follow the crowd in hopes  they'll be
                                   swept  along in the right  direction,  but if
                                   the  crowd is late in  acting,  this can be a
                                   bad move.


                                   I like to be contrary. When things look bad, I become optimistic. When everything looks rosy, and the crowd is optimistic, I like to be a seller. Sometimes I'm too early, but I generally profit.


                                   AS A  RENOWNED  ART  COLLECTOR,  DO YOU  FIND
                                   SIMILARITIES  BETWEEN  SELECTING  STOCKS  AND
                                   SELECTING WORKS OF ART?



                                      B-13



                                   Both are an art, although
                                   picking stocks is a minor
"When things                       art compared with painting,
look bad, I                        sculpture or literature.  I
become                             started buying art in the
optimistic.                        30s, and in the 40s it was
When everything                    a daily, almost hourly
looks rosy, and                    occurrence.  My inclination
the crowd is                       to buy the works of living
optimistic, I                      artists comes from Van
like to be a                       Gogh, who sold only one
seller."                           painting during his
                                   lifetime.  He died in
                                   poverty, only then to
                                   become a legend and have
                                   his work sold for millions
                                   of dollars.





                           [PICTURE OF ROY NEUBERGER]


                                   There are more  variables  to consider now in
                                   both  buying art and picking  stocks.  In the
                                   modern  stock  markets,   the  heavy  use  of
                                   futures and options has changed the nature of
                                   the  investment  world.  In past  times,  the
                                   stock  market was much less  complicated,  as
                                   was the art world.


                                   Artists  rose and fell on  their  own  merits
                                   without a lot of publicity and attention.  As
                                   more  and  more  dealers  are  involved  with
                                   artists,  the  price  of their  work  becomes
                                   inflated.  So I almost  always  buy  works of
                                   unknown,   relatively  undiscovered  artists,
                                   which,   I  suppose   is   similar  to  value
                                   investing.



                                      B-14


                                   But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.



                                      B-15



                                   WHAT DO YOU CONSIDER THE
                                   BUSINESS MILESTONES IN YOUR
                                   LIFE?


                                   Being  a  founder  of  Neuberger&Berman   and
                                   creating  one of  the  first  no-load  mutual
                                   funds.  I started on Wall Street in 1929, and
                                   during the  depression I managed my own money
                                   and that of my clientele.  We all  prospered,
                                   but I wanted to have my own  firm.  In 1939 I
                                   became a founder of Neuberger&Berman, and for
                                   about   10  years  we   managed   money   for
                                   individuals   with   substantial    financial
                                   assets.  But  I  also  wanted  to  offer  the
                                   smaller investor the benefits of professional
                                   money  management,  so in 1950 I created  the
                                   Guardian   Mutual  Fund  (now  known  as  the
                                   Neuberger&Berman Guardian Fund). The Fund was
                                   kind of an  innovation in its time because it
                                   didn't charge a sales  commission.  I thought
                                   the public was being  overcharged  for mutual
                                   funds,  so I wanted  to  create  a fund  that
                                   would  be  offered  directly  to  the  public
                                   without a sales  charge.  Now of  course  the
                                   "no-load" fund business is a huge industry. I
                                   managed the Fund myself for over 28 years.


                           [PICTURE OF ROY NEUBERGER]



                                      B-16


                                   YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                   THE   OFFICE   EVERY  DAY  TO   MANAGE   YOUR
                                   INVESTMENTS. WHY?


                                   I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.


                                   WHAT CLOSING WORDS OF
                                   ADVICE DO YOU HAVE ABOUT
                                   INVESTING?


                                   Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them. Exercise your body and your brain every day, and you'll do better in investments and in life.


                                   ROY NEUBERGER:  A BRIEF
                                   BIOGRAPHY

                                   Roy Neuberger is a founder of the  investment
                                   management  firm   Neuberger&Berman,   and  a
                                   renowned  value   investor.   He  is  also  a
                                   recognized collector of contemporary American
                                   art,  much  of  which  he has  given  away to
                                   museums and colleges across the country.



                                      B-17

                                            During the 1920s, Roy studied art in
                                   Paris. When he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing --a pursuit for which his talents have proven more than adequate.


                                   A TALENT FOR INVESTING


                                            Roy began his  investment  career by
                                   joining  a  brokerage  firm  in  1929,  seven
                                   months  before the "Great  Crash." Just weeks
                                   before  "Black  Monday," he shorted the stock
                                   of  RCA,  thinking  it  was  overvalued.   He
                                   profited from the falling market and gained a
                                   reputation  for market  prescience  and stock
                                   selection that has lasted his entire career.


                                   NEUBERGER&BERMAN'S FOUNDING

                                            Roy's  investing   acumen  attracted
                                   many  people  who  wished to have him  manage
                                   their money. In 1939, at the age of 36, after
                                   purchasing  a seat  on  the  New  York  Stock
                                   Exchange,  Roy  founded  Neuberger&Berman  to
                                   provide money  management  services to people
                                   who lacked the time, interest or expertise to
                                   manage their own assets.




                                      B-18


                                   NEUBERGER&BERMAN -- OVER
                                   FIVE DECADES OF GROWTH


                                            Neuberger&Berman  has grown  through
                                   the years and now manages  approximately  $30
                                   billion  of equity and fixed  income  assets,
                                   both   domestic   and   international,    for
                                   individuals,  institutions, and its family of
                                   no-load mutual funds. Today, as when the firm
                                   was founded, Neuberger&Berman follows a value
                                   approach  to  investing,  designed  to enable
                                   clients  to  advance  in  good   markets  and
                                   minimize  losses  when  conditions  are  less
                                   favorable.







                                      B-19




                                Neuberger&Berman
                                   Management
                                  Inc.[SERVICE
                                      MARK]

                                                              605 Third
                                                              Avenue, 2nd
                                                              Floor
                                                              New York, NY
                                                              10158-0180
                                                              Shareholder
                                                              Services
                                                              (800) 877-
                                                              9700

                                                              [COPYRIGHT
                                                              SYMBOL]1995
                                                              Neuberger&
                                                              Berman

                            PRINTED ON RECYCLED PAPER
                               WITH SOY BASED INKS

================================================================================

                                      B-20

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 21 ON FORM N-1A


                                     PART C

                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

         (a)      Financial Statements:


                  The audited financial statements, notes to the audited financial statements, and reports of the independent auditors contained in the annual reports to shareholders of the Registrant for the fiscal year ended December 31, 1996 for Neuberger&Berman Advisers Management Trust (with respect to each of the Balanced Portfolio, Government Income Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio), and for Advisers Managers Trust (with respect to each of the AMT Balanced Investments, AMT Government Income Investments, AMT Growth Investments, AMT Limited Maturity Bond Investments, AMT Liquid Asset Investments and AMT Partners Investments) are to be filed in a subsequent Post-Effective Amendment upon or prior to the effectiveness of this Post- Effective Amendment No. 21 to the Registrant's Registration Statement.


Included in Part A of this Post-Effective Amendment:

          FINANCIAL HIGHLIGHTS for each of the Balanced Portfolio, Government Income Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio of Neuberger & Berman Advisers Management Trust, for the periods indicated therein.

         (b)      Exhibits:

                  Exhibit
                  Number                    Description

                  (1)      (a)      Certificate of Trust. Incorporated by
                                    reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File
                                    Nos. 2-88566 and 811-4255.

                           (b) Trust Instrument of Neuberger & Berman Advisers Management Trust. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

PART C - Other Information
Page 2



                           (c) Schedule to Trust Instrument designating current Portfolios of Neuberger & Berman Advisers Management Trust.*


                  (2) By-laws of Neuberger & Berman Advisers Management Trust. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

                  (3)               Voting Trust Agreement.  None.

                  (4)      (a)      Trust Instrument of Neuberger & Berman
                                    Advisers Management Trust, Articles IV, V and VI. Incorporated by reference to Post-
                                    Effective Amendment No. 16 to Registrant's
                                    Registration Statement, File Nos. 2-88566 and 811-4255.

                           (b) By-laws of Neuberger & Berman Advisers Management Trust, Articles V, VI and VIII. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

                  (5)      (a)      Form of Management Agreement Between
                                    Advisers Managers Trust and Neuberger &
                                    Berman Management Incorporated.
                                    Incorporated reference to Post-Effective
                                    Amendment No. 16 to Registrant's
                                    Registration Statement, File Nos. 2-88566 and 811-4255.

                           (b) Form of Sub-Advisory Agreement Between Neuberger & Berman Management Incorporated and Neuberger & Berman with Respect to Advisers Managers Trust. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement File Nos. 2-88566 and 811-4255.


                           (c) Schedule designating current Series of Advisers Managers Trust subject to the Management Agreement.*

                           (d) Schedule designating current Series of Advisers Managers Trust subject to the Sub-Advisory Agreement.*


                  (6)      (a)      Form of Distribution Agreement Between
                                    Neuberger & Berman Advisers Management Trust

PART C - Other Information
Page 3


                                    and Neuberger & Berman Management
                                    Incorporated.  Incorporated by reference to
                                    Post-Effective Amendment No. 16 to
                                    Registrant's Registration Statement File
                                    Nos. 2-88566 and 811-4255.


                           (b) Schedule designating current Portfolios of Neuberger & Berman Advisers Management Trust subject to the Distribution Agreement.*


                  (7)               Bonus, Profit Sharing or Pension Plans.
                                    None.

                  (8)      (a)      Custodian Contract Between Neuberger &
                                    Berman Advisers Management Trust and State
                                    Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No.
                                    20 to Registrant's Registration Statement
                                    File Nos. 2-88566 and 811-4255.


                           (b) Schedule designating current Portfolios of Neuberger & Berman Advisers Management Trust subject to the Custodian Contract.*


                  (9)      (a)      Transfer Agency Agreement Between Neuberger
                                    &Berman Advisers Management Trust and State
                                    Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No.
                                    20 to Registrant's Registration Statement,
                                    File Nos. 2-88566 and 811-4255.

                           (b) Form of Administration Agreement Between Neuberger & Berman Advisers Management Trust and Neuberger & Berman Management Incorporated. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

                           (c) Form of Fund Participation Agreement. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.


                           (d) Schedule designating current Portfolios of Neuberger & Berman Advisers Management Trust subject to the Transfer Agency Agreement.*

                           (e) Schedule designating current Portfolios of Neuberger & Berman Advisers Management Trust subject to the Administration Agreement.*

PART C - Other Information
Page 4




                  (10)     (a)      Consent of Dechert Price & Rhoads (filed
                                    herewith).


                           (b)      Opinion of Dechert, Price &
                                    Rhoads. Incorporated by reference to
                                    Registrant's Rule 24f-2 Notice for the Year
                                    Ended December 31, 1995, File No. 2-88566.

                  (11)              Consent of Independent Auditors.  None.

                  (12)              Financial Statements Omitted from
                                    Prospectus.  None.

                  (13)              Letter of Investment Intent.  None.

                  (14)              Prototype Retirement Plan.  None.

                  (15) Form of Distribution Plan Pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

                  (16) Schedule of Computation of Performance Quotations. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.

                  (17)              Financial Data Schedules.*



         *        To be filed by amendment.


Item 25.          Persons Controlled By or Under Common Control with
                  Registrant


         As of December 31, 1996, separate accounts of Nationwide Life Insurance Company owned approximately 38% of the outstanding shares of the Balanced Portfolio of the Registrant, 68% of the outstanding shares of the Growth
Portfolio of the Registrant, 82% of the outstanding shares of the Limited Maturity Bond Portfolio of the Registrant, and 50% of the outstanding shares of the Partners Portfolio of the Registrant; separate accounts of Hartford Life Insurance Company owned approximately 79% of the outstanding shares of the Liquid Asset Portfolio of the Registrant; separate accounts of Skandia Insurance Company and Skandia Life Assurance Company owned approximately 43% of the outstanding shares of the Partners Portfolio of the Registrant;

PART C - Other Information
Page 5



and separate accounts of Security Life Insurance Company of Denver owned approximately 97% of the outstanding shares of the Government Income Portfolio of the Registrant.

         These insurance companies are required to vote Portfolio shares in accordance with instructions received from owners of variable life insurance and variable annuity contracts funded by separate accounts with respect to separate accounts of these insurance companies that are registered with the Securities and Exchange Commission as unit investment trusts.

         Registrant  is  organized  in  a  master/feeder  fund  structure,   and
technically may be considered to control the master fund in which it invests, Advisers Managers Trust.


Item 26.          Number of Holders of Securities


         As of December 31, 1996, the number of record holders of the Portfolios of the Registrant was as follows:


         Title of Class                                Number of Record Holders

         Balanced Portfolio                                      24

         Growth Portfolio                                        19

         Liquid Assets Portfolio                                 4

         Limited Maturity Bond Portfolio                         27

         Partners Portfolio                                      17

         Government Income Portfolio                             3


Item 27.          Indemnification

                  A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless

PART C - Other Information
Page 6


disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts.

                  Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

                  Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger & Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers

PART C - Other Information
Page 7


Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

                  Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger & Berman, L.P. ("Sub- Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

                  Section 9.1 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the
Administrator in respect of any matter arising in connection with the Administration Agreement. N&B Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which N&B Management believes to be genuine and to have been signed by the proper person or persons, and N&B Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by N&B
Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such
Portfolio; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from

PART C - Other Information
Page 8


assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that N&B Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) N&B
Management's  failure  to comply  with the terms of the  Agreement;  or (ii) N&B
Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

                  Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Adviser and Sub-Adviser

PART C - Other Information
Page 9

                  There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.



        NAME                                 BUSINESS AND OTHER CONNECTIONS



Claudia A. Brandon                           Secretary, Neuberger & Berman
Vice President, N&B                          Advisers Management Trust (Delaware
Management                                   business trust); Secretary,
                                             Advisers Managers Trust; Secretary,
                                             Neuberger & Berman Advisers
                                             Management Trust (Massachusetts
                                             business trust) (1); Secretary,
                                             Neuberger & Berman Income Funds;
                                             Secretary, Neuberger & Berman
                                             Income Trust; Secretary, Neuberger
                                             & Berman Equity Funds; Secretary,
                                             Neuberger & Berman Equity Trust;
                                             Secretary, Income Managers Trust;
                                             Secretary, Equity Managers Trust;
                                             Secretary, Global Managers Trust;
                                             Secretary, Neuberger & Berman
                                             Equity Assets.

Stacy Cooper-Shugrue                         Assistant Secretary, Neuberger &
Assistant Vice President,                    Berman Advisers Management Trust
N&B Management                               (Delaware business trust);
                                             Assistant Secretary, Advisers
                                             Managers Trust; Assistant
                                             Secretary, Neuberger & Berman
                                             Advisers Management Trust
                                             (Massachusetts business trust) (1);
                                             Assistant Secretary, Neuberger &
                                             Berman Income Funds; Assistant
                                             Secretary, Neuberger & Berman
                                             Income Trust; Assistant Secretary,
                                             Neuberger & Berman Equity Funds;
                                             Assistant Secretary, Neuberger &
                                             Berman Equity Trust; Assistant
                                             Secretary, Income Managers Trust;
                                             Assistant Secretary, Equity
                                             Managers Trust; Assistant
                                             Secretary, Global Managers Trust;
                                             Assistant Secretary, Neuberger &
                                             Berman Equity Assets.

PART C - Other Information
Page 10

Barbara DiGiorgio                            Assistant Treasurer, Neuberger &
Assistant Vice President,                    Berman Advisers Management Trust
N&B Management                               (Delaware business trust);
                                             Assistant Treasurer, Advisers
                                             Managers Trust; Assistant
                                             Secretary, Neuberger & Berman
                                             Income Funds; Assistant Treasurer,
                                             Neuberger & Berman Income Trust;
                                             Assistant Treasurer, Neuberger &
                                             Berman Equity Funds; Assistant
                                             Treasurer, Neuberger &
                                             Berman Equity Trust; Assistant
                                             Treasurer, Income Managers Trust;
                                             Assistant Treasurer, Equity
                                             Managers Trust; Assistant
                                             Treasurer, Global Managers Trust;
                                             Assistant Treasurer, Neuberger &
                                             Berman Equity Assets.

Stanley Egener                               Chairman of the Board and Trustee,
President and Director,                      Neuberger & Berman Advisers
N&B Management;                              Management Trust (Delaware business
Principal, Neuberger &                       trust); Chairman of the Board and
Berman, LLC                                  Trustee, Advisers Manager Trust;
                                             Chairman of the Board and Trustee,
                                             Neuberger & Berman Advisers
                                             Management Trust (Massachusetts
                                             business trust) (1); Chairman of
                                             the Board and Trustee, Neuberger &
                                             Berman Income Funds; Chairman of
                                             the Board and Trustee, Neuberger &
                                             Berman Income Trust; Chairman of
                                             the Board and Trustee, Neuberger &
                                             Berman Equity Funds; Chairman of
                                             the Board and Trustee, Neuberger &
                                             Berman Equity Trust; Chairman of
                                             the Board and Trustee, Income
                                             Managers Trust; Chairman of the
                                             Board and Trustee, Equity Managers
                                             Trust; Chairman of the Board and
                                             Trustee, Global Managers Trust;
                                             Chairman of the Board and Trustee,
                                             Neuberger & Berman Equity Assets.

PART C - Other Information
Page 11

Theodore P. Giuliano                         President and Trustee, Neuberger &
Vice President and                           Berman Income Funds; President and
Director, N&B                                Trustee, Neuberger & Berman Income
Management; Principal,                       Trust; President and Trustee,
Neuberger & Berman, LLC                      Income Managers Trust.

C. Carl Randolph                             Assistant Secretary, Neuberger &
Principal, Neuberger &                       Berman Advisers Management Trust
Berman, LLC                                  (Delaware business trust);
                                             Assistant Secretary, Advisers
                                             Managers Trust; Assistant
                                             Secretary, Neuberger & Berman
                                             Advisers Management Trust
                                             (Massachusetts business trust) (1);
                                             Assistant Secretary, Neuberger &
                                             Berman Income Funds; Assistant
                                             Secretary, Neuberger & Berman
                                             Income Trust; Assistant Secretary
                                             Neuberger & Berman Equity Funds;
                                             Assistant Secretary, Neuberger &
                                             Berman Equity Trust; Assistant
                                             Secretary, Income Managers Trust;
                                             Assistant Secretary, Equity
                                             Managers Trust; Assistant
                                             Secretary, Global Managers Trust;
                                             Assistant Secretary, Neuberger &
                                             Berman Equity Assets.

Felix Rovelli                                Senior Vice President -- Senior
Vice President,                              Equity Portfolio Manager, BNP N&B
N&B Management                               Global Asset Management L.P. (joint
                                             venture of Neuberger & Berman and
                                             Banque Nationale de Paris) (2).

Richard Russell                              Treasurer, Neuberger & Berman
Vice President, N&B                          Advisers Management Trust (Delaware
Management                                   business trust); Treasurer,
                                             Advisers Managers Trust; Treasurer,
                                             Neuberger & Berman Advisers
                                             Management Trust (Massachusetts
                                             business trust) (1); Treasurer,
                                             Neuberger & Berman Income Funds;
                                             Treasurer, Neuberger & Berman
                                             Income Trust; Treasurer, Neuberger
                                             & Berman Equity Funds; Treasurer,
                                             Neuberger & Berman Equity Trust;
                                             Treasurer, Income Managers Trust;
                                             Treasurer, Equity Managers Trust;
                                             Treasurer, Global Managers Trust;
                                             Treasurer, Neuberger & Berman
                                             Equity Assets.

PART C - Other Information
Page 12

Daniel J. Sullivan                           Vice President, Neuberger & Berman
Senior Vice President,                       Advisers Management Trust (Delaware
N&B Management                               business trust); Vice President,
                                             Advisers Managers Trust; Vice
                                             President, Neuberger & Berman
                                             Advisers Management Trust
                                             (Massachusetts business trust) (1);
                                             Vice President, Neuberger & Berman
                                             Income Funds; Vice President,
                                             Neuberger & Berman Income Trust;
                                             Vice President, Neuberger & Berman
                                             Equity Funds; Vice President,
                                             Neuberger & Berman Equity Trust;
                                             Vice President, Income Managers
                                             Trust; Vice President, Equity
                                             Managers Trust; Vice President,
                                             Global Managers Trust; Vice
                                             President, Neuberger & Berman
                                             Equity Assets.

Susan Switzer                                Portfolio Manager, Mitchell
Assistant Vice President,                    Hutchins Asset Management, Inc.,
N&B Management                               1285 Avenue of the Americas, New
                                             York, New York 10019 (3).

Michael J. Weiner                            Advisers Management Trust (Delaware
Senior Vice President                        business trust); Vice President,
N&B Management                               Advisers Managers Trust; Vice
Vice President, Neuberger & Berman           President, Neuberger & Berman
                                             Advisers Management Trust
                                             (Massachusetts business trust) (1);
                                             Vice President, Neuberger & Berman
                                             Income Funds; Vice President,
                                             Neuberger & Berman Income Trust;
                                             Vice President, Neuberger & Berman
                                             Equity Funds; Vice President,
                                             Neuberger & Berman Equity Trust;
                                             Vice President, Income Managers
                                             Trust; Vice President, Equity
                                             Managers Trust; Vice President,
                                             Global Managers Trust; Vice
                                             President, Neuberger & Berman
                                             Equity Assets.

PART C - Other Information
Page 13

Celeste Wischerth                            Assistant Treasurer, Neuberger &
Assistant Vice President,                    Berman Advisers Management Trust
N&B Management                               (Delaware business trust);
                                             Assistant Treasurer, Advisers
                                             Managers Trust; Assistant
                                             Treasurer, Neuberger & Berman
                                             Income Funds; Assistant Treasurer,
                                             Neuberger & Berman Income Trust;
                                             Assistant Treasurer, Neuberger &
                                             Berman Equity Funds; Assistant
                                             Treasurer, Neuberger & Berman
                                             Equity Trust; Assistant Treasurer,
                                             Income Managers Trust; Assistant
                                             Treasurer, Equity Managers Trust;
                                             Assistant Treasurer, Global
                                             Managers Trust; Assistant
                                             Treasurer, Neuberger & Berman
                                             Equity Assets.

Lawrence Zicklin                             President and Trustee, Neuberger &
Director, N&B Management;                    Berman Advisers Management Trust
Principal, Neuberger &                       (Delaware business trust);
Berman, LLC                                  President and Trustee, Advisers
                                             Managers Trust; President and
                                             Trustee, Neuberger & Berman
                                             Advisers Management Trust
                                             (Massachusetts business trust) (1);
                                             President and Trustee, Neuberger &
                                             Berman Equity Funds; President and
                                             Trustee, Neuberger & Berman Equity
                                             Trust; President and Trustee,
                                             Equity Managers Trust; President,
                                             Global Managers Trust: President
                                             and Trustee, Neuberger & Berman
                                             Equity Assets.



                  The principal address of N&B Management, Neuberger & Berman, LLC and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158-0180.

(1)               Until April 30, 1995.
(2)               Until October 31, 1995.
(3)               1994.


Item 29.          Principal Underwriters

PART C - Other Information
Page 14


         (a)  Neuberger  &  Berman   Management   Incorporated,   the  principal
underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                           Neuberger & Berman Equity Funds
                           Neuberger & Berman Equity Assets
                           Neuberger & Berman Equity Trust
                           Neuberger & Berman Income Funds
                           Neuberger & Berman Income Trust

                  Neuberger  &  Berman  Management   Incorporated  is  also  the
investment adviser to the master funds in which each of the above-named investment companies invest.

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                            POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                        WITH UNDERWRITER              WITH REGISTRANT


Claudia A. Brandon          Vice President                Secretary

Patrick T. Byrne            Vice President                None

Richard A. Cantor           Chairman of the Board and     None
                            Director

Robert Conti                Treasurer                     None

Stacy Cooper-Shugrue        Assistant Vice President      Assistant Secretary

William Cunningham          Vice President                None

Clara Del Villar            Vice President                None

Barbara DiGiorgio           Assistant Vice President      Assistant Treasurer

Roberta D'Orio              Assistant Vice President      None

Stanley Egener              President and Director        Chairman of the Board
                                                          of Trustees (Chief
                                                          Executive Officer)

Joseph G. Galli             Assistant Vice President      None

Robert I. Gendelman         Assistant Vice President      None

PART C - Other Information
Page 15

                            POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                        WITH UNDERWRITER              WITH REGISTRANT



Mark R. Goldstein           Vice President                None

Theodore P. Giuliano        Vice President and Director   None

Leslie Holliday-Soto        Assistant Vice President      None

Jody L. Irwin               Assistant Vice President      None

Michael M. Kassen           Vice President  and Director  None

Irwin Lainoff               Director                      None

Michael Lamberti            Vice President                None

Josephine Mahaney           Vice President                None

Carmen G. Martinez          Assistant Vice President      None

Lawrence Marx III           Vice President                None

Ellen Metzger               Vice President and            None
                            Secretary

Paul Metzger                Vice President                None

Loraine Olavarria           Assistant Secretary           None


Janet W. Prindle            Vice President                None


Joseph S. Quirk             Assistant Vice President      None

Kevin L. Risen              Assistant Vice President      None


Felix Rovelli               Vice President                None

Richard Russell             Vice President                Treasurer (Principal
                                                          Accounting Officer)

Kent C. Simons              Vice President                None

Frederic B. Soule           Vice President                None

Daniel J. Sullivan          Senior Vice President         Vice President

Peter E. Sundman            Senior Vice President         None

PART C - Other Information
Page 16



Susan Switzer               Assistant Vice President      None

Andrea Trachtenberg         Vice President of Marketing   None

Judith M. Vale              Vice President                None

Susan Walsh                 Vice President                None

Michael J. Weiner           Senior Vice President         Vice President
                                                          Principal Financial
                                                          Officer)

Celeste Wischerth           Assistant Vice President      Assistant Treasurer

Thomas Wolfe                Vice President                None


Kim Marie Zamot             Assistant Vice President      None


Lawrence Zicklin            Director                      Trustee and President
                                                          (Principal Executive
                                                          Officer)

         (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.          Location of Accounts and Records

         All accounts,  books and other  documents  required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.


         All accounts,  books and other  documents  required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Advisers Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Advisers Managers Trust's Trust Instrument and Bylaws, minutes of meetings of the Advisers Managers Trust's Trustees and shareholders and

PART C - Other Information
Page 17

the Advisers Managers Trust's policies and contracts, which are maintained at the offices of the Advisers Managers Trust, 605 Third Avenue, New York, New York 10158.



Item 31.          Management Services

                  Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item  32.         Undertakings

         (a)      Not Applicable

         (b)      Not Applicable

         (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 14th day of January, 1997.

                                               NEUBERGER & BERMAN
                                               ADVISERS MANAGEMENT TRUST



                                      By:  /s/ Lawrence Zicklin
                                               Lawrence Zicklin
                                               President, Trustee and Principal
                                               Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 has been signed below by the following persons in the capacities and on the date indicated.


    Signature                    Title                            Date


/s/ Stanley Egener         Chairman and Trustee              January 14, 1997
Stanley Egener


/s/ Lawrence Zicklin        President and Trustee            November 21, 1996
Lawrence Zicklin       (Principal Executive Officer)


/s/ Michael J. Weiner         Vice President                 January 14, 1997
Michael J. Weiner      (Principal Financial Officer)


/s/ Richard Russell           Treasurer                      January 14, 1997
Richard Russell        (Principal Accounting Officer)


/s/ Faith Colish              Trustee                        January 14, 1997
Faith Colish


/s/ Walter G. Ehlers          Trustee                        January 14, 1997
Walter G. Ehlers


/s/ Leslie A. Jacobson        Trustee                        January 14, 1997
Leslie A. Jacobson


/s/ Robert M. Porter          Trustee                        January 14, 1997
Robert M. Porter


/s/ Ruth E. Salzmann          Trustee                        January 14, 1997
Ruth E. Salzmann


/s/ Peter P. Trapp            Trustee                        January 14, 1997
Peter P. Trapp

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ADVISERS MANAGERS TRUST certifies that the Registrant has duly caused this Post-Effective Amendment No. 21 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 14th day of January, 1997.

                                           ADVISERS MANAGERS TRUST



                                      By:  /s/ Lawrence Zicklin
                                           Lawrence Zicklin
                                           President, Trustee and
                                           Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 has been signed below by the following persons in the capacities and on the date indicated.

    Signature                    Title                                Date


/s/ Stanley Egener         Chairman and Trustee              January 14, 1997
Stanley Egener


/s/ Lawrence Zicklin       President and Trustee             November 21, 1996
Lawrence Zicklin       (Principal Executive Officer)


/s/ Michael J. Weiner      Vice President                    January 14, 1997
Michael J. Weiner      (Principal Financial Officer)


/s/ Richard Russell           Treasurer                      January 14, 1997
Richard Russell        (Principal Accounting Officer)


/s/ Faith Colish              Trustee                        January 14, 1997
Faith Colish


/s/ Walter G. Ehlers          Trustee                        January 14, 1997
Walter G. Ehlers


/s/ Leslie A. Jacobson        Trustee                        January 14, 1997
Leslie A. Jacobson


/s/ Robert M. Porter          Trustee                        January 14, 1997
Robert M. Porter


/s/ Ruth E. Salzmann          Trustee                        January 14, 1997
Ruth E. Salzmann


/s/ Peter P. Trapp            Trustee                        January 14, 1997
Peter P. Trapp